UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

Ivy Funds Variable Insurance Portfolios, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report
June 30, 2008

Asset Strategy Portfolio
Balanced Portfolio
Bond Portfolio
Core Equity Portfolio
Dividend Income Portfolio
Energy Portfolio
Global Natural Resources Portfolio
Growth Portfolio
High Income Portfolio
International Growth Portfolio
International Value Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Money Market Portfolio
Mortgage Securities Portfolio
Pathfinder Aggressive Portfolio
Pathfinder Conservative Portfolio
Pathfinder Moderate Portfolio
Pathfinder Moderately Aggressive Portfolio
Pathfinder Moderately Conservative Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

CONTENTS

3	President's Letter
5	Illustration of Portfolio Expenses
10	Asset Strategy Portfolio
27	Balanced Portfolio
39	Bond Portfolio
55	Core Equity Portfolio
64	Dividend Income Portfolio
74	Energy Portfolio
82	Global Natural Resources Portfolio
97	Growth Portfolio
106	High Income Portfolio
122	International Growth Portfolio
132	International Value Portfolio
143	Micro Cap Growth Portfolio
152	Mid Cap Growth Portfolio
161	Money Market Portfolio
173	Mortgage Securities Portfolio
187	Pathfinder Aggressive Portfolio
193	Pathfinder Conservative Portfolio
199	Pathfinder Moderate Portfolio
205	Pathfinder Moderately Aggressive Portfolio
212	Pathfinder Moderately Conservative Portfolio
218	Real Estate Securities Portfolio
226	Science and Technology Portfolio
235	Small Cap Growth Portfolio
243	Small Cap Value Portfolio
252	Value Portfolio
261	Notes to Financial Statements
290	Proxy Voting Information
290	Quarterly Portfolio Schedule Information

President's Letter

      June 30, 2008

DEAR SHAREHOLDER:

It's been a volatile six months for investors, with bad news hitting close to home. The negatives can be found very easily: a level of weakness in the U.S. housing market not seen since the 1930s, a credit crunch driven by an implosion of the subprime mortgage market, record high energy and food prices and weak corporate earnings in many sectors.

There are, nonetheless, some positives: exports are strong, farmers are enjoying great prices for grain, (assuming nature will cooperate with the right mix of rain and sun). Alternative energy is a rapidly growing industry, offering many exciting new technologies. Tourists are flocking to our shores to take advantage of a cheap U.S. dollar to shop.

Enclosed is our report on the operations of W&R Target Funds, Inc. for the six months ended June 30, 2008. For this period, the S&P 500 Index declined 11.92 percent while the Lehman Brothers Aggregate Bond Index rose 1.13 percent. As shown in the Economic Snapshot table below, consumer prices rose at an annualized pace of 5.0 percent for the period.

On July 31, 2008, the W&R Target Funds, Inc. experienced a name change and are now known as the Ivy Funds Variable Insurance Portfolios, Inc.

More investment options

During this six-month period, we introduced five new investment options called the W&R Target Pathfinder Portfolios, whose information is included in this semiannual report. We encourage you to meet with your advisor to discuss whether the Pathfinder Portfolios might be appropriate for your goals.

Economic Snapshot
	6-30-2008	12-31-2007

U.S. unemployment rate	5.50%	5.00%
Inflation (U.S. Consumer Price Index)	5.00%	4.10%
U.S. GDP	1.90%	-0.20%
30-year fixed mortgage rate	6.45%	5.96%
Oil price per barrel	$140.00	$96.00

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision.

The U.S. Consumer Price Index is the government's measure of the change in the retail cost of goods and services. Gross domestic product measures year-over-year changes in the output of goods and services. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

Our commitment

We believe that maintaining a well-rounded portfolio and prudent financial planning are essential elements for achieving your objectives. As investment managers since 1937, our organization has always been mindful that we are managing other people's money.

In this uncertain environment, we believe a very strong effort to manage risk takes precedence over the desire to maximize capital appreciation. With that approach in mind, we will strive to earn your continued confidence for many years to come.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of W&R Target Funds, Inc., and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Portfolio Expenses

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2008.

Actual Expenses

The first line in the following tables provides information about actual investment values and actual expenses. You may use the information in this line, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical investment values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio's actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Asset Strategy Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$1,004.90	1.06%	$5.31
Based on 5% Return(2)	$1,000	$1,019.60	1.06%	$5.35

Balanced Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$941.50	1.01%	$4.85
Based on 5% Return(2)	$1,000	$1,019.85	1.01%	$5.05

Bond Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$991.80	0.81%	$3.98
Based on 5% Return(2)	$1,000	$1,020.85	0.81%	$4.04

Core Equity Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$921.60	0.96%	$4.61
Based on 5% Return(2)	$1,000	$1,020.10	0.96%	$4.85

Dividend Income Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$920.10	1.05%	$4.99
Based on 5% Return(2)	$1,000	$1,019.64	1.05%	$5.25

Energy Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$1,152.70	1.28%	$6.89
Based on 5% Return(2)	$1,000	$1,018.48	1.28%	$6.46

Global Natural Resources Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$1,053.20	1.41%	$7.19
Based on 5% Return(2)	$1,000	$1,017.84	1.41%	$7.06

Growth Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$898.60	0.97%	$4.56
Based on 5% Return(2)	$1,000	$1,020.05	0.97%	$4.85

High Income Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$988.20	0.91%	$4.47
Based on 5% Return(2)	$1,000	$1,020.32	0.91%	$4.55

International Growth Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$898.00	1.18%	$5.60
Based on 5% Return(2)	$1,000	$1,018.97	1.18%	$5.96

International Value Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$855.10	1.18%	$5.47
Based on 5% Return(2)	$1,000	$1,018.99	1.18%	$5.96

Micro Cap Growth Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$839.00	1.37%	$6.25
Based on 5% Return(2)	$1,000	$1,018.07	1.37%	$6.86

Mid Cap Growth Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$881.70	1.24%	$5.83
Based on 5% Return(2)	$1,000	$1,018.71	1.24%	$6.26

Money Market Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$1,013.40	0.74%	$3.72
Based on 5% Return(2)	$1,000	$1,021.18	0.74%	$3.74

Mortgage Securities Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$968.50	1.02%	$5.02
Based on 5% Return(2)	$1,000	$1,019.81	1.02%	$5.15

Pathfinder Aggressive Portfolio Expenses
For the Period Ended June 30, 2008	Beginning Investment Value 3-4-08	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$990.30	0.10%	$0.30
Based on 5% Return(2)	$1,000	$1,024.38	0.10%	$0.51

Pathfinder Conservative Portfolio Expenses
For the Period Ended June 30, 2008	Beginning Investment Value 3-13-08	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$1,005.20	1.35%	$4.01
Based on 5% Return(2)	$1,000	$1,018.14	1.35%	$6.76

Pathfinder Moderate Portfolio Expenses
For the Period Ended June 30, 2008	Beginning Investment Value 3-4-08	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$981.70	0.14%	$0.50
Based on 5% Return(2)	$1,000	$1,024.15	0.14%	$0.71

Pathfinder Moderately Aggressive Portfolio Expenses
For the Period Ended June 30, 2008	Beginning Investment Value 3-4-08	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$1,004.90	0.10%	$0.30
Based on 5% Return(2)	$1,000	$1,024.35	0.10%	$0.51

Pathfinder Moderately Conservative Portfolio Expenses
For the Period Ended June 30, 2008	Beginning Investment Value 3-12-08	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$1,005.40	0.46%	$1.40
Based on 5% Return(2)	$1,000	$1,022.60	0.46%	$2.33

Real Estate Securities Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$963.80	1.33%	$6.48
Based on 5% Return(2)	$1,000	$1,018.27	1.33%	$6.66

Science and Technology Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$928.40	1.16%	$5.59
Based on 5% Return(2)	$1,000	$1,019.10	1.16%	$5.86

Small Cap Growth Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$860.50	1.14%	$5.30
Based on 5% Return(2)	$1,000	$1,019.19	1.14%	$5.75

Small Cap Value Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$908.60	1.19%	$5.63
Based on 5% Return(2)	$1,000	$1,018.95	1.19%	$5.96

Value Portfolio Expenses
For the Six Months Ended June 30, 2008	Beginning Investment Value 12-31-07	Ending Investment Value 6-30-08	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Portfolio Return(1)	$1,000	$882.50	1.00%	$4.71
Based on 5% Return(2)	$1,000	$1,019.87	1.00%	$5.05

*Portfolio expenses are equal to the Portfolio's annualized expense ratio (provided in the table), multiplied by the average investment value over the period, multiplied by 182 days in the six-month period ended June 30, 2008, and divided by 366.

(1)This line uses the Portfolio's actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The "Ending Investment Value" shown is computed using the Portfolio's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This line uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio's ongoing costs with other mutual funds. A shareholder can compare the Portfolio's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only.

SHAREHOLDER SUMMARY OF ASSET STRATEGY PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Asset Strategy Portfolio had net assets totaling $963,708,074 invested in a diversified portfolio of:

39.85%	Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts
25.13%	Foreign Common Stocks
17.46%	Domestic Common Stocks
7.25%	Bullion (Gold)
6.08%	United States Government and Government Agency Obligations
1.85%	Foreign Corporate Debt Securities
1.34%	Other Government Securities
0.82%	Foreign Preferred Stocks
0.22%	Domestic Corporate Debt Securities

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio was invested by industry and by country, respectively, as follows:

Asset Allocation

Stocks	$43.41
Energy Stocks	$8.68
Raw Materials Stocks	$8.57
Capital Goods Stocks	$5.55
Consumer Nondurables Stocks	$4.99
Business Equipment and Services Stocks	$4.11
Miscellaneous Stocks(1)	$3.82
Utilities Stocks	$2.99
Financial Services Stocks	$2.62
Multiple Industry Stocks	$2.08
Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$39.85
Bonds	$9.49
United States Government and Government Agency Obligations	$6.08
Corporate Debt Securities	$2.07
Other Government Securities	$1.34
Bullion (Gold)	$7.25

(1)Includes $1.19 Health Care Stocks, $0.49 Shelter Stocks, $0.70 Technology Stocks and $1.44 Transportation Stocks.

Country Weightings

Cash and Cash Equivalents and Unrealized Gain on Open Forward Currency Contracts	$39.85
North America	$24.33
United States	$23.76
Other North America(1)	$0.57
Pacific Basin(2)	$10.07
Europe(3)	$8.10
Bullion (Gold)	$7.25
South America(4)	$6.88
Bahamas/Caribbean (5)	$3.23
Other(6)	$0.29

(1)Includes $0.45 Canada and $0.12 Mexico.

(2)Includes $0.68 Australia, $2.98 China, $0.45 Hong Kong, $1.98 India, $0.74 Japan,
$0.91 Malaysia, $2.19 Singapore and $0.14 Vietnam.

(3)Includes $0.99 France, $1.29 Germany, $0.20 Luxembourg, $1.43 Norway, $0.12 Poland,
$2.77 Russia and $1.30 United Kingdom.

(4)Includes $6.88 Brazil.

(5)Includes $0.34 Bahamas, $1.70 Bermuda, $0.15 British Virgin Islands and $1.04 Cayman Islands.

(6)Includes $0.16 Egypt and $0.13 United Arab Emirates.

The Investments of Asset Strategy Portfolio
June 30, 2008 (Unaudited)
BULLION - 7.25%	Troy Ounces	Value

Gold	75,480	$69,920,560
(Cost: $53,822,886)

COMMON STOCKS	Shares

Banks - 0.03%
Dubai Islamic Bank Public Joint Stock Company (A)	140,298	306,338

Business Equipment and Services - 4.11%
Bucyrus International, Inc., Class A	101,364	7,397,038
Ctrip.com International, Ltd.	176,449	8,078,718
Indofood Agri Resources Ltd. (A)*	1,815,000	3,401,749
IntercontinentalExchange, Inc.*	72,920	8,312,880
Jacobs Engineering Group Inc.*	67,316	5,432,401
New Oriental Education & Technology Group Inc., ADR*	119,542	6,983,644
		39,606,430
Capital Equipment - 3.22%
Deere & Company (B)	135,372	9,764,382
Foster Wheeler Ltd.*	52,898	3,863,141
Jain Irrigation Systems Limited (A)	118,000	1,337,836
Joy Global Inc.	57,171	4,338,421
Manitowoc Company, Inc. (The)	109,847	3,573,323
SeaDrill Limited (A)	264,984	8,103,208
		30,980,311
Chemicals - Petroleum and Inorganic - 2.35%
Monsanto Company (B)	133,831	16,921,592
Yara International ASA (A)	64,160	5,681,332
		22,602,924
Cosmetics and Toiletries - 0.32%
Hengan International Group Company Limited (A)	1,042,000	3,073,648

Electronic Instruments - 0.70%
Applied Materials, Inc.	353,469	6,749,491

Food and Related - 2.99%
Bunge Limited	151,690	16,335,496
Kuala Lumpur Kepong Berhad (A)	729,100	3,927,210
Perdigao S.A. (A)	316,600	8,569,193
		28,831,899

Hospital Supply and Management - 1.19%
Wilmar International Limited (A)	3,092,000	11,499,408

Mining - 2.36%
BHP Billiton Plc (A)	156,205	6,543,919
Cameco Corporation (A)	100,226	4,305,089
Rio Tinto plc (A)	54,147	6,480,815
Southern Copper Corporation	50,778	5,414,458
		22,744,281
Multiple Industry - 2.08%
IOI Corporation Berhad (A)	2,128,125	4,852,190
Keppel Corporation Limited (A)	759,000	6,214,590
Reliance Industries Limited (A)	183,601	8,940,654
		20,007,434
Non-Residential Construction - 2.33%
China Communications Construction Company Limited, H Shares (A)	4,417,000	7,556,867
Fluor Corporation	33,543	6,241,682
Kurita Water Industries Ltd. (A)	192,700	7,131,996
Orascom Construction Industries Company (OCI), GDR (A)	11,350	1,554,950
		22,485,495
Petroleum - Domestic - 0.98%
OAO NOVATEK, GDR (A)	89,700	7,794,930
OGX Petroleo e Gas (A)(C)*	2,100	1,659,709
		9,454,639
Petroleum - International - 3.70%
Apache Corporation (B)	50,002	6,950,278
CNOOC Limited (A)	2,339,000	4,025,699
Devon Energy Corporation	56,128	6,744,341
Petroleo Brasileiro S.A. - Petrobras, ADR	253,056	17,923,956
		35,644,274
Petroleum - Services - 4.00%
Schlumberger Limited	129,607	13,923,680
Smith International, Inc. (B)	149,257	12,409,227
Transocean Inc. (B)	80,124	12,210,096
		38,543,003
Railroad - 1.41%
ALL - America Latina Logistica S.A. (A)	318,900	4,066,069
ALSTOM (A)	41,095	9,489,882
		13,555,951
Real Estate Investment Trust - 0.49%
Agile Property Holdings Limited (A)	4,388,000	3,826,785
Emaar Properties PJSC (A)	308,598	911,583
		4,738,368
Security and Commodity Brokers - 2.46%
Bolsa de Mercadorias & Futuros (A)	1,955,600	16,846,632
Bolsa de Valores de Sao Paulo (A)	555,000	6,854,844
		23,701,476
Steel - 0.77%
Evraz Group S.A., GDR (A)	63,900	7,444,350

Tobacco - 0.86%
Philip Morris International Inc.*	167,875	8,291,346

Trucking and Shipping - 0.03%
Shun Tak Holdings Limited (A)	320,000	299,593

Utilities - Electric - 0.88%
International Power plc (A)	498,670	4,290,916
TATA POWER COMPANY LIMITED (THE) (A)	171,988	4,225,248
		8,516,164
Utilities - Telephone - 2.11%
China Mobile Limited (A)	654,000	8,790,176
Mobile TeleSystems OJSC, ADR	27,419	2,100,570
Open Joint Stock Company ''Vimpel-Communications'', ADR	163,261	4,845,586
Reliance Communication Ventures Limited (A)	447,661	4,607,189
		20,343,521

TOTAL COMMON STOCKS - 39.37%		$379,420,344

(Cost: $309,061,948)

PREFERRED STOCKS - 0.82%

Food and Related
Sadia S.A. (A)	1,109,953	$7,858,503
(Cost: $8,307,859)

INVESTMENT FUNDS

Gold and Precious Metals - 3.09%
SPDR Gold Trust*	325,400	29,741,560

Insurance - Property and Casualty - 0.13%
Vietnam Azalea Fund Limited (D)(E)*	300,000	1,305,000

TOTAL INVESTMENT FUNDS - 3.22%		$31,046,560

(Cost: $25,134,631)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.11%
Norilsk Nickel Finance Luxembourg S.A.,
7.125%, 9-30-09	$1,000	1,021,900

Beverages - 0.17%
Central European Distribution Corporation,
8.0%, 7-25-12 (F)(G)	EUR720	1,105,268
Companhia Brasileira de Bebidas,
10.5%, 12-15-11	$500	571,250
		1,676,518
Finance Companies - 0.35%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (C)	1,500	1,447,515
Russian Standard Bank:
7.5%, 10-7-10	600	558,834
7.5%, 10-7-10 (C)	350	329,542
Toyota Motor Credit Corporation,
5.48%, 1-18-15 (H)	1,050	1,044,908
		3,380,799
Forest and Paper Products - 0.05%
Sino-Forest Corporation,
9.125%, 8-17-11 (C)	475	480,344

Homebuilders, Mobile Homes - 0.07%
Desarrolladora Homex, S.A. de C.V.,
7.5%, 9-28-15	627	630,135

Mining - 0.19%
Vedanta Resources plc,
6.625%, 2-22-10 (C)	1,800	1,786,500

Motor Vehicles - 0.11%
Hyundai Motor Company,
5.3%, 12-19-08 (F)	1,080	1,080,698

Steel - 0.21%
Evraz Group S.A.,
8.875%, 4-24-13 (C)	2,000	2,002,400

Trucking and Shipping - 0.34%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	3,505	3,312,225

Utilities - Electric - 0.21%
CESP - Companhia Energetica de Sao Paulo,
9.75%, 1-15-15 (F)(G)	BRL3,000	1,991,554

Utilities - Telephone - 0.26%
Mobile TeleSystems OJSC,
8.7%, 6-12-18 (G)	RUB35,000	1,490,749
Open Joint Stock Company "Vimpel-Communications",
8.0%, 2-11-10	$1,050	1,060,500
		2,551,249

TOTAL CORPORATE DEBT SECURITIES - 2.07%		$19,914,322

(Cost: $19,266,464)

OTHER GOVERNMENT SECURITIES

Germany - 1.29%
Bundesobligation,
3.5%, 10-9-09 (G)	EUR8,000	12,409,107

Mexico - 0.05%
United Mexican States Government Bond,
9.0%, 12-24-09 (G)	MXN5,000	487,874

TOTAL OTHER GOVERNMENT SECURITIES - 1.34%		$12,896,981

(Cost: $11,694,777)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 0.78%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only) (I):
5.5%, 9-15-17	$4,771	636,756
5.0%, 11-15-17	411	49,459
5.0%, 4-15-19	834	107,902
5.0%, 4-15-19	404	51,073
5.0%, 7-15-21	526	12,897
5.0%, 6-15-22	33	3
5.0%, 7-15-22	321	358
5.0%, 11-15-22	421	51,673
5.0%, 1-15-23	166	923
5.5%, 3-15-23	799	170,638
5.0%, 4-15-23	309	9,206
5.0%, 5-15-23	749	90,618
5.0%, 8-15-23	560	71,479
5.5%, 11-15-23	1,861	50,725
5.5%, 11-15-23	817	26,806
5.0%, 9-15-24	934	31,742
5.5%, 9-15-24	443	16,847
5.5%, 4-15-25	174	17,795
5.5%, 4-15-25	279	14,290
5.0%, 9-15-25	1,814	58,294
5.5%, 10-15-25	1,715	406,703
5.0%, 4-15-26	1,566	69,880
5.0%, 10-15-28	459	70,165
5.5%, 2-15-30	474	43,835
5.0%, 8-15-30	895	74,127
5.5%, 3-15-31	726	77,721
6.0%, 11-15-35	887	239,993
Federal National Mortgage Association Agency REMIC/CMO (Interest Only) (I):
5.5%, 11-25-17	303	13,872
5.0%, 5-25-22	406	61,788
5.0%, 7-25-23	2,224	417,520
5.0%, 8-25-23	680	89,529
5.0%, 11-25-23	808	104,310
5.5%, 9-25-25	327	10,829
5.5%, 11-25-25	1,001	33,312
5.0%, 9-25-30	955	129,137
5.5%, 6-25-33	944	211,087
5.5%, 8-25-33	1,426	321,717
5.5%, 4-25-34	2,038	517,009
5.5%, 11-25-36	2,409	626,448
Government National Mortgage Association Agency REMIC/CMO (Interest Only) (I):
5.0%, 1-20-30	1,528	124,779
5.0%, 6-20-31	1,569	158,513
5.5%, 3-20-32	884	139,062
5.0%, 7-20-33	437	78,117
5.5%, 11-20-33	1,684	280,822
5.5%, 6-20-35	1,289	331,320
5.5%, 7-20-35	638	155,800
5.5%, 7-20-35	484	61,003
5.5%, 10-16-35	608	152,816
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 11-15-16	176	179,965
5.5%, 11-15-16	61	62,483
5.5%, 12-15-16	132	134,233
5.5%, 12-15-16	348	354,952
5.5%, 12-15-16	273	279,157
		7,481,488
Treasury Obligations - 5.30%
United States Treasury Notes:
4.125%, 8-15-08 (B)	11,500	11,532,338
4.375%, 11-15-08	9,900	9,982,754
4.875%, 1-31-09 (B)	9,700	9,854,599
4.5%, 3-31-09 (B)	3,500	3,556,056
4.625%, 7-31-09 (B)	3,500	3,583,125
4.0%, 8-31-09	7,600	7,744,871
4.5%, 5-15-10 (B)	4,700	4,867,071
		51,120,814

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 6.08%		$58,602,302

(Cost: $57,343,210)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.57%	Face Amount in Thousands

British Pound, 1-12-09 (short) (G)	GBP1,594	(25,029)
Chinese Yuan Renminbi, 8-11-08 (long) (G)	CNY207,500	1,084,540
Chinese Yuan Renminbi, 8-18-08 (long) (G)	79,788	280,589
Chinese Yuan Renminbi, 6-17-09 (long) (G)	22,000	61,545
Chinese Yuan Renminbi, 11-09-09 (long) (G)	69,500	403,000
Chinese Yuan Renminbi, 6-17-10 (long) (G)	75,800	231,228
Chinese Yuan Renminbi, 6-18-10 (long) (G)	29,800	26,411
Chinese Yuan Renminbi, 6-21-10 (long) (G)	45,000	8,895
Russian Ruble, 8-20-08 (long) (G)	RUB361,000	1,368,643
Russian Ruble, 9-22-08 (long) (G)	229,000	666,226
Russian Ruble, 11-14-08 (long) (G)	57,500	115,081
Russian Ruble, 1-13-09 (long) (G)	670,700	1,235,196
Russian Ruble, 2-6-09 (long) (G)	15,000	39,263
Russian Ruble, 6-25-09 (long) (G)	496,000	108,718
Singapore Dollar, 8-21-08 (long) (G)	SGD13,200	820,507
Switzerland Franc, 4-16-09 (long) (G)	CHF30,400	338,583
Switzerland Franc, 4-16-09 (long) (G)	18,700	(252,669)
Switzerland Franc, 5-6-09 (long) (G)	10,200	330,143
United Arab Emirates Dirham, 11-10-08 (long) (G)	AED64,400	(133,669)
United Arab Emirates Dirham, 11-17-08 (long) (G)	66,400	(389,789)
United Arab Emirates Dirham, 5-4-09 (long) (G)	4,000	(12,308)
United Arab Emirates Dirham, 1-14-10 (long) (G)	17,900	(94,858)
United Arab Emirates Dirham, 1-19-10 (long) (G)	20,000	(111,028)
United Arab Emirates Dirham, 3-11-10 (long) (G)	57,700	(540,021)
United Arab Emirates Dirham, 3-24-10 (long) (G)	7,500	(95,220)
		$5,463,977

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Kimberly-Clark Worldwide Inc.,
2.08%, 7-10-08	$4,100	4,097,868
Nestle Finance International Ltd.,
2.17%, 7-15-08	1,816	1,814,468

Total Commercial Paper - 0.61%		5,912,336

Repurchase Agreements
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $21,215,825 on 7-1-08 (J)	21,215	21,215,000

J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $18,178,707 on 7-1-08 (K)	18,178	18,178,000

J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $2,913,113 on 7-1-08 (L)	2,913	2,913,000

Total Repurchase Agreements - 4.39%		42,306,000

United States Government Obligations
United States Treasury Bills:
1.55%, 7-10-08	5,000	4,998,063
1.72%, 7-17-08	5,000	4,996,178
1.9%, 7-17-08	5,000	4,995,778
1.4%, 7-31-08	10,000	9,988,333
1.5%, 7-31-08	5,000	4,993,750
1.5%, 7-31-08	4,000	3,995,000
1.6%, 8-7-08	5,000	4,991,778
1.6%, 8-14-08	5,196	5,185,839
1.69%, 8-21-08	5,000	4,988,029
1.74%, 8-28-08	5,000	4,985,983
1.93%, 9-11-08	15,000	14,942,100
1.825%, 9-18-08	4,000	3,983,981
1.93%, 9-18-08	20,000	19,915,294
1.94%, 9-18-08	10,000	9,957,428
1.96%, 9-18-08	5,000	4,978,494
2.0%, 9-18-08	10,000	9,956,111
1.91%, 10-2-08	10,000	9,950,658
1.94%, 10-2-08	10,000	9,949,883
1.96%, 10-2-08	5,000	4,974,683
1.9%, 10-9-08	5,000	4,973,611
1.97%, 10-16-08	5,000	4,970,724
1.985%, 10-16-08	2,500	2,485,250
1.93%, 10-30-08	5,000	4,967,565
1.98%, 10-30-08	2,000	1,986,690
1.95%, 11-6-08	10,000	9,930,667
2.135%, 11-6-08	10,000	9,924,089
2.11%, 11-13-08	5,000	4,960,438
2.15%, 11-13-08	25,000	24,798,438
2.21%, 11-13-08	5,000	4,958,562
1.95%, 11-20-08	5,000	4,961,542
2.16%, 11-20-08	30,000	29,744,400
1.94%, 12-4-08	6,000	5,949,560
2.0%, 12-4-08	5,000	4,956,667
2.085%, 12-4-08	10,000	9,909,650
2.11%, 12-4-08	10,000	9,908,567
2.13%, 12-11-08	10,000	9,903,558
2.16%, 12-11-08	15,000	14,853,300
2.22%, 12-11-08	10,000	9,899,483
2.205%, 12-18-08	5,000	4,947,938
2.245%, 12-26-08	5,000	4,944,499

Total United States Government Obligations - 33.90%		326,662,561

TOTAL SHORT-TERM SECURITIES - 38.90%		$374,880,897

(Cost: $374,880,897)

TOTAL INVESTMENT SECURITIES - 99.62%		$960,004,446

(Cost: $859,512,672)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.38%		3,703,628

NET ASSETS - 100.00%		$963,708,074

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Securities serve as collateral for the following open futures contracts at June 30, 2008. (See Note 7 to Financial Statements.):
Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation

Dow Jones Euro STOXX 50 Index	Short	9-19-08	892	$(47,469,219)	$2,754,958
FTSE 100 Index	Short	9-19-08	844	(94,948,949)	3,248,992
Hang Seng Index	Short	7-31-08	330	(46,808,811)	1,291,277
Hang Seng H-Shares Index	Short	7-31-08	558	(42,562,506)	1,079,744
Russell 2000 E-Mini Index	Short	9-19-08	674	(46,620,580)	2,184,185
S&P 500 E-Mini Index	Short	9-19-08	2,928	(187,553,040)	9,786,045
S&P ASX 200 Index	Short	9-19-08	754	(93,840,701)	3,649,157

				$(559,803,806)	$23,994,358

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $7,706,010 or 0.80% of net assets.
(D)Restricted security. At June 30, 2008, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07	300,000	$1,740,000	$1,305,000

The total market value of restricted securities represents approximately 0.13% of net assets at June 30, 2008.

(E)The Portfolio and other mutual funds managed by its investment manager, Waddell & Reed Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at June 30, 2008.

(F)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $4,177,520 or 0.43% of net assets.

(G)Principal amounts are denominated in the indicated foreign currency, where applicable (AED - United Arab Emirates Dirham, BRL - Brazilian Real, CHF - Switzerland Franc, CNY - Chinese Yuan Renminbi, EUR - Euro, GBP - British Pound, MXN - Mexican Peso, RUB - Russian Ruble, SGD - Singapore Dollar).
(H)Variable rate security. Interest rate disclosed is that which is in effect June 30, 2008.
(I)Amount shown in principal column represents notional amount for computation of interest.
(J)Collateralized by $15,245,000 United States Treasury Bond, 8.75% due 5-15-20; market value and accrued interest aggregate $21,619,581.
(K)Collateralized by $13,273,000 United States Treasury Bond, 9.25% due 2-15-16; market value and accrued interest aggregate $18,545,469.
(L)Collateralized by $2,080,000 United States Treasury Bond, 8.875% due 2-15-19; market value and accrued interest aggregate $2,970,226.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ASSET STRATEGY PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investments - at value (Notes 1 and 4):
Securities (cost - $763,384)	$847,778
Bullion (cost - $53,823)	69,920
Repurchase agreement (cost - $42,306)	42,306

960,004
Cash	10,013
Cash denominated in foreign currencies (cost - $4,424)	2,292
Receivables:
Investment securities sold	4,417
Dividends and interest	2,782
Portfolio shares sold	209
Prepaid and other assets	9

Total assets	979,726

LIABILITIES
Payable for investment securities purchased	14,336
Payable for variation margin (Note 7)	926
Payable to Portfolio shareholders	545
Accrued accounting services fee (Note 2)	18
Accrued management fee (Note 2)	18
Accrued service fee (Note 2)	7
Accrued shareholder servicing (Note 2)	1
Other	167

Total liabilities	16,018

Total net assets	$963,708

NET ASSETS
$0.001 par value capital stock:
Capital stock	$78
Additional paid-in capital	642,561
Accumulated undistributed income:
Accumulated undistributed net investment income	6,805
Accumulated undistributed net realized gain on investment transactions	189,737
Net unrealized appreciation in value of investments	124,527

Net assets applicable to outstanding units of capital	$963,708

Net asset value, redemption and offering price per share	$12.3861

Capital shares outstanding	77,806
Capital shares authorized	180,000

See Notes to Financial Statements.

Statement of Operations
      ASSET STRATEGY PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $238)	$4,652
Interest and amortization	3,766

Total income	8,418

Expenses (Note 2):
Investment management fee	3,241
Service fee	1,158
Custodian fees	296
Accounting services fee	107
Audit fees	23
Legal fees	16
Shareholder servicing	4
Other	72

Total	4,917
Less expenses in excess of limit (Note 2 and 14)	(46)

Total expenses	4,871

Net investment income	3,547

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on securities	57,103
Realized net gain on forward currency contracts	8,739
Realized net gain on futures contracts	65,191
Realized net loss on written options	(425)
Realized net loss on foreign currency transactions	(387)

Realized net gain on investments	130,221

Unrealized depreciation in value of securities during the period	(161,576)
Unrealized depreciation in value of forward currency contracts during the period	(1,071)
Unrealized appreciation in value of futures contracts during the period	33,720

Unrealized depreciation in value of investments during the period	(128,927)

Net gain on investments	1,294

Net increase in net assets resulting from operations	$4,841

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ASSET STRATEGY PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2008	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$3,547	$6,957
Realized net gain on investments	130,221	81,653
Unrealized appreciation (depreciation)	(128,927)	185,803

Net increase in net assets resulting from operations	4,841	274,413

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(5,000)
Realized gains on investment transactions	(––)	(39,000)

	(––)	(44,000)

Capital share transactions(2)	46,188	80,119

Total increase	51,029	310,532
NET ASSETS
Beginning of period	912,679	602,147

End of period	$963,708	$912,679

Accumulated undistributed net investment income	$6,805	$3,645

(1)See "Financial Highlights" on page 26.

(2)Shares issued from sale of shares	7,619	9,700
Shares issued from reinvestment of dividend and/or capital gains distribution	––	3,570
Shares redeemed	(3,872)	(6,104)

Increase in outstanding capital shares	3,747	7,166

Value issued from sale of shares	$93,776	$101,085
Value issued from reinvestment of dividend and/or capital gains distribution	––	44,000
Value redeemed	(47,588)	(64,966)

Increase in outstanding capital	$46,188	$80,119

See Notes to Financial Statements.

Financial Highlights
      ASSET STRATEGY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$12.3237	$9.0016	$8.8625	$7.6926	$6.9237	$6.3078

Income from investment operations:
Net investment income	0.0432	0.0932	0.0958	0.0836	0.0699	0.0769
Net realized and unrealized gain on investments	0.0192	3.8531	1.7042	1.7847	0.8508	0.6469

Total from investment operations	0.0624	3.9463	1.8000	1.8683	0.9207	0.7238

Less distributions from:
Net investment income	(0.0000)	(0.0709)	(0.0354)	(0.0762)	(0.0990)	(0.0769)
Capital gains	(0.0000)	(0.5533)	(1.6255)	(0.6222)	(0.0528)	(0.0310)

Total distributions	(0.0000)	(0.6242)	(1.6609)	(0.6984)	(0.1518)	(0.1079)

Net asset value, end of period	$12.3861	$12.3237	$9.0016	$8.8625	$7.6926	$6.9237

Total return	0.49%	44.11%	20.15%	24.27%	13.30%	11.47%
Net assets, end of period (in millions)	$964	$913	$602	$416	$282	$227
Ratio of expenses to average net assets including expense waiver	1.06	%(1)	1.03%	1.02%	1.03%	1.06%	1.03%
Ratio of net investment income to average net assets including expense waiver	0.77	%(1)	0.96%	1.16%	1.10%	1.02%	1.27%
Ratio of expenses to average net assets excluding expense waiver	1.07	%(1)	1.04%	1.03%	1.03	%(2)	1.06	%(2)	1.03	%(2)
Ratio of net investment income to average net assets excluding expense waiver	0.76	%(1)	0.95%	1.15%	1.10	%(2)	1.02	%(2)	1.27	%(2)
Portfolio turnover rate	57%	98%	148%	79%	118%	224%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BALANCED PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Balanced Portfolio had net assets totaling $493,409,122 invested in a diversified portfolio of:

71.86%	Domestic Common Stocks
15.25%	United States Government and Government Agency Obligations
7.46%	Cash and Cash Equivalents and Preferred Stocks
3.26%	Foreign Common Stocks
1.80%	Domestic Corporate Debt Securities
0.35%	Other Government Securities
0.02%	Foreign Corporate Debt Securities

Asset Allocation

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Stocks	$75.29
Technology Stocks	$15.26
Health Care Stocks	$11.85
Financial Services Stocks	$10.39
Energy Stocks	$9.23
Consumer Nondurables Stocks	$8.23
Miscellaneous Stocks(1)	$7.16
Capital Goods Stocks	$6.38
Utilities Stocks	$3.76
Raw Materials Stocks	$3.03
Bonds	$17.42
United States Government and Government Agency Obligations	$15.25
Corporate Debt Securities	$1.82
Other Government Securities	$0.35
Cash and Cash Equivalents	$7.29

(1)Includes $1.55 Business Equipment and Services Stocks, $1.84 Consumer Services Stocks,
$1.41 Multiple Industry Stocks, $1.51 Retail Stocks and $0.85 Transportation Stocks.

The Investments of Balanced Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Banks - 2.57%
Northern Trust Corporation	132,600	$9,087,741
Synovus Financial Corp.	413,500	3,609,855
		12,697,596
Beverages - 5.41%
Anheuser-Busch Companies, Inc.	99,000	6,149,880
Brown-Forman Corporation, Class B	71,200	5,380,584
Coca-Cola Company (The)	113,600	5,904,928
PepsiCo, Inc.	145,900	9,277,781
		26,713,173
Business Equipment and Services - 0.91%
Pitney Bowes Inc.	131,300	4,477,330

Capital Equipment - 1.95%
Joy Global Inc.	126,500	9,599,453

Chemicals - Petroleum and Inorganic - 1.25%
E.I. du Pont de Nemours and Company	143,400	6,150,426

Chemicals - Specialty - 1.78%
Air Products and Chemicals, Inc.	88,900	8,788,654

Communications Equipment - 5.24%
Cisco Systems, Inc.*	423,400	9,852,518
Nokia Corporation, Series A, ADR	339,500	8,317,750
QUALCOMM Incorporated	173,600	7,706,972
		25,877,240
Computers - Main and Mini - 1.55%
Hewlett-Packard Company	173,500	7,670,435

Computers - Micro - 1.56%
Apple Inc.*	46,000	7,703,390

Computers - Peripherals - 1.34%
Microsoft Corporation	240,900	6,634,386

Defense - 3.13%
General Dynamics Corporation	183,600	15,459,120

Electrical Equipment - 1.37%
Emerson Electric Co.	136,600	6,754,870

Electronic Components - 1.30%
Microchip Technology Incorporated	210,700	6,425,297

Electronic Instruments - 1.14%
Applied Materials, Inc.	294,100	5,615,839

Health Care - Drugs - 5.94%
Abbott Laboratories	166,200	8,803,614
Allergan, Inc.	84,800	4,413,840
Genentech, Inc.*	83,300	6,322,470
Gilead Sciences, Inc.*	184,900	9,786,757
		29,326,681
Health Care - General - 4.57%
DENTSPLY International Inc.	212,500	7,827,437
Johnson & Johnson	158,700	10,210,758
Zimmer Holdings, Inc.*	66,100	4,498,105
		22,536,300
Hospital Supply and Management - 1.34%
Medtronic, Inc.	127,500	6,598,125

Household - General Products - 2.23%
Colgate-Palmolive Company	158,900	10,979,990

Insurance - Life - 1.54%
Aflac Incorporated	120,900	7,592,520

Insurance - Property and Casualty - 4.25%
Allstate Corporation (The)	160,300	7,308,077
Berkshire Hathaway Inc., Class B*	1,900	7,622,800
Travelers Companies, Inc. (The)	139,500	6,054,300
		20,985,177
Motion Pictures - 1.23%
News Corporation Limited, Class A	402,700	6,056,608

Multiple Industry - 1.41%
General Electric Company	260,256	6,946,233

Non-Residential Construction - 3.06%
Fluor Corporation	81,000	15,072,480

Petroleum - International - 6.16%
BP p.l.c., ADR	111,300	7,743,141
Chevron Corporation	79,800	7,910,574
Exxon Mobil Corporation	167,246	14,739,390
		30,393,105
Petroleum - Services - 3.07%
Schlumberger Limited	140,800	15,126,144

Publishing - 0.61%
Meredith Corporation	105,500	2,984,595

Retail - General Merchandise - 1.51%
Wal-Mart Stores, Inc.	132,900	7,468,980

Security and Commodity Brokers - 1.86%
CME Group Inc.	9,400	3,601,986
J.P. Morgan Chase & Co.	162,400	5,571,944
		9,173,930
Timesharing and Software - 0.64%
Paychex, Inc.	100,600	3,148,277

Tobacco - 0.59%
Philip Morris International Inc.*	59,300	2,928,827

Trucking and Shipping - 0.85%
Expeditors International of Washington, Inc.	97,400	4,191,609

Utilities - Electric - 2.18%
Exelon Corporation	119,800	10,777,208

Utilities - Telephone - 1.58%
AT&T Inc.	231,000	7,782,390

TOTAL COMMON STOCKS - 75.12%		$370,636,388

(Cost: $270,987,055)

PREFERRED STOCKS - 0.17%

Finance Companies
Freddie Mac, 8.375%	34,500	$838,350
(Cost: $862,500)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.27%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$1,250	1,318,612

Beverages - 0.11%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	500	528,245

Finance Companies - 0.31%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	17	165
8.0%, 3-31-11 (A)(B)	331	82,804
Mellon Residential Funding,
6.75%, 6-25-28	49	49,535
Unilever Capital Corporation,
5.9%, 11-15-32	1,450	1,401,563
		1,534,067
Food and Related - 0.54%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	1,350	1,456,101
Cargill, Inc.,
6.375%, 6-1-12 (C)	1,150	1,191,629
		2,647,730
Insurance - Life - 0.27%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	1,375	1,361,013

Insurance - Property and Casualty - 0.32%
Principal Life Global,
6.25%, 2-15-12 (C)	1,500	1,571,881

TOTAL CORPORATE DEBT SECURITIES - 1.82%		$8,961,548

(Cost: $8,911,268)

OTHER GOVERNMENT SECURITIES - 0.35%

Canada
Hydro-Quebec,
8.0%, 2-1-13	1,500	$1,734,731
(Cost: $1,614,883)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.22%
Federal National Mortgage Association,
7.25%, 1-15-10	1,000	1,063,726

Mortgage-Backed Obligations - 2.56%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 9-1-17	456	469,999
5.0%, 1-1-18	371	370,839
5.5%, 4-1-18	143	145,346
5.0%, 5-1-18	172	171,881
4.5%, 7-1-18	2,385	2,332,570
7.0%, 9-1-25	83	87,867
6.5%, 10-1-28	282	292,810
6.5%, 2-1-29	205	213,552
7.5%, 4-1-31	172	186,192
7.0%, 7-1-31	275	293,118
7.0%, 9-1-31	223	237,905
7.0%, 9-1-31	262	278,311
7.0%, 11-1-31	64	67,893
6.5%, 2-1-32	995	1,046,190
7.0%, 2-1-32	319	340,707
7.0%, 2-1-32	321	342,262
7.0%, 3-1-32	207	221,291
7.0%, 7-1-32	464	495,458
6.0%, 9-1-32	1,901	1,930,682
6.0%, 2-1-33	457	464,157
5.5%, 5-1-33	607	601,949
5.5%, 5-1-33	387	383,270
5.5%, 5-1-33	858	850,263
5.5%, 6-1-33	666	660,083
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 8-15-28	26	26,399
6.5%, 8-15-28	39	40,887
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A Class 3-A,
8.293%, 12-15-26	117	131,109
		12,682,990
Treasury Inflation Protected Obligations - 0.27%
United States Treasury Note,
3.0%, 7-15-12 (D)	1,195	1,312,308

Treasury Obligations - 12.20%
United States Treasury Bonds:
7.5%, 11-15-16	1,500	1,875,703
7.25%, 8-15-22	4,000	5,159,376
6.25%, 8-15-23	5,250	6,251,191
5.25%, 2-15-29	1,150	1,250,086
United States Treasury Notes:
4.75%, 11-15-08	4,000	4,038,752
4.0%, 3-15-10	3,200	3,282,499
4.25%, 10-15-10	10,000	10,357,810
3.875%, 2-15-13	3,000	3,077,109
3.625%, 5-15-13	3,000	3,046,173
4.25%, 8-15-13	4,000	4,176,876
4.25%, 8-15-15	17,000	17,690,625
		60,206,200

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 15.25%		$75,265,224

(Cost: $71,908,337)

SHORT-TERM SECURITIES

Commercial Paper
Coca-Cola Company (The),
2.03%, 7-8-08	4,000	3,998,421
Diageo Capital plc (Diageo plc),
3.15%, 7-1-08	4,809	4,809,000
Emerson Electric Co.,
2.16%, 7-8-08	5,000	4,997,900
PepsiCo, Inc.:
2.19%, 7-2-08	6,000	5,999,635
2.1%, 7-14-08	5,000	4,996,208
USAA Capital Corp.,
2.2%, 7-1-08	5,000	5,000,000
Wal-Mart Stores, Inc.,
2.17%, 7-22-08	5,000	4,993,671

TOTAL SHORT-TERM SECURITIES - 7.05%		$34,794,835

(Cost: $34,794,835)

TOTAL INVESTMENT SECURITIES - 99.76%		$492,231,076

(Cost: $389,078,878)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.24%		1,178,046

NET ASSETS - 100.00%		$493,409,122

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $82,969 or 0.02% of net assets.
(B)Security valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $2,763,510 or 0.56% of net assets.

(D)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BALANCED PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $389,079) (Notes 1 and 4)	$492,231
Cash	3
Receivables:
Dividends and interest	1,588
Portfolio shares sold	14
Prepaid and other assets	7

Total assets	493,843

LIABILITIES
Payable to Portfolio shareholders	363
Accrued accounting services fee (Note 2)	11
Accrued management fee (Note 2)	10
Accrued service fee (Note 2)	3
Accrued shareholder servicing (Note 2)	1
Other	46

Total liabilities	434

Total net assets	$493,409

NET ASSETS
$0.001 par value capital stock:
Capital stock	$54
Additional paid-in capital	380,999
Accumulated undistributed income:
Accumulated undistributed net investment income	4,275
Accumulated undistributed net realized gain on investment transactions	4,929
Net unrealized appreciation in value of investments	103,152

Net assets applicable to outstanding units of capital	$493,409

Net asset value, redemption and offering price per share	$9.1917

Capital shares outstanding	53,680
Capital shares authorized	150,000

See Notes to Financial Statements.

Statement of Operations
      BALANCED PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $79)	$3,679
Interest and amortization	2,771

Total income	6,450

Expenses (Note 2):
Investment management fee	1,821
Service fee	650
Accounting services fee	67
Audit fees	12
Custodian fees	10
Legal fees	9
Shareholder servicing	2
Other	43

Total expenses	2,614

Net investment income	3,836

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments	6,522
Unrealized depreciation in value of investments during the period	(42,370)

Net loss on investments	(35,848)

Net decrease in net assets resulting from operations	$(32,012)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BALANCED PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

DECREASE IN NET ASSETS
Operations:
Net investment income	$3,836	$7,841
Realized net gain on investments	6,522	20,298
Unrealized appreciation (depreciation)	(42,370)	43,790

Net increase (decrease) in net assets resulting from operations	(32,012)	71,929

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(7,500)
Realized gains on investment transactions	(––)	(10)

	(––)	(7,510)

Capital share transactions(2)	(34,022)	(69,810)

Total decrease	(66,034)	(5,391)
NET ASSETS
Beginning of period	559,443	564,834

End of period	$493,409	$559,443

Accumulated undistributed net investment income	$4,275	$439

(1)See "Financial Highlights" on page 38.

(2)Shares issued from sale of shares	788	1,713
Shares issued from reinvestment of dividend and/or capital gains distribution	––	769
Shares redeemed	(4,414)	(10,058)

Decrease in outstanding capital shares	(3,626)	(7,576)

Value issued from sale of shares	$7,417	$16,019
Value issued from reinvestment of dividend and/or capital gains distribution	––	7,510
Value redeemed	(41,439)	(93,339)

Decrease in outstanding capital	$(34,022)	$(69,810)

See Notes to Financial Statements.

Financial Highlights
      BALANCED PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$9.7624	$8.7056	$7.9631	$7.6783	$7.1491	$6.0423

Income (loss) from investment operations:
Net investment income	0.0720	0.1388	0.1224	0.0999	0.1096	0.0467
Net realized and unrealized gain (loss) on investments	(0.6427)	1.0508	0.7704	0.2851	0.5292	1.1068

Total from investment operations	(0.5707)	1.1896	0.8928	0.3850	0.6388	1.1535

Less distributions from:
Net investment income	(0.0000)	(0.1326)	(0.1207)	(0.1002)	(0.1096)	(0.0467)
Capital gains	(0.0000)	(0.0002)	(0.0296)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.1328)	(0.1503)	(0.1002)	(0.1096)	(0.0467)

Net asset value, end of period	$9.1917	$9.7624	$8.7056	$7.9631	$7.6783	$7.1491

Total return	-5.85%	13.67%	11.21%	5.01%	8.93%	19.09%
Net assets, end of period (in millions)	$493	$559	$565	$582	$628	$615
Ratio of expenses to average net assets	1.01	%(1)	1.01%	1.01%	1.01%	1.02%	1.00%
Ratio of net investment income to average net assets	1.48	%(1)	1.40%	1.37%	1.20%	1.45%	1.37%
Portfolio turnover rate	9%	8%	28%	52%	39%	43%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF BOND PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Bond Portfolio had net assets totaling $311,117,585 invested in a diversified portfolio of:

89.46%	Domestic Bonds
5.75%	Foreign Bonds
4.79%	Cash and Cash Equivalents

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

United States Government Mortgage-Backed Obligations	$40.41
Corporate Debt Securities	$31.57
United States Government Agency Obligations	$11.57
United States Government Treasury Obligations	$10.14
Cash and Cash Equivalents and Municipal Obligations	$5.20
Other Government Securities	$1.11

Quality Weightings

At June 30, 2008, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

Investment Grade
AAA	72.40%
AA	5.89%
A	9.53%
BBB	5.46%
Non-Investment Grade
BB	1.75%
Below BB	0.18%
Cash and Cash Equivalents	4.79%

Ratings reflected in the wheel are taken from Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Bond Portfolio
June 30, 2008 (Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Beverages - 0.73%
Coca-Cola Company (The),
5.35%, 11-15-17	$2,250	$2,271,303

Broadcasting - 0.87%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	1,250	1,442,011
EchoStar DBS Corporation,
6.375%, 10-1-11	750	723,750
Westinghouse Electric Corporation,
8.875%, 6-14-14	500	533,853
		2,699,614
Business Equipment and Services - 0.52%
International Lease Finance Corporation,
5.0%, 4-15-10	1,500	1,454,290
Quebecor World Capital Corporation,
4.875%, 11-15-08 (A)	425	155,125
		1,609,415
Chemicals - Petroleum and Inorganic - 0.65%
E.I. du Pont de Nemours and Company,
5.0%, 1-15-13	2,000	2,017,690

Coal - 0.32%
Peabody Energy Corporation,
6.875%, 3-15-13	1,000	1,002,500

Construction Materials - 0.84%
Hanson PLC,
7.875%, 9-27-10	2,500	2,630,270

Finance Companies - 14.90%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	1,750	1,515,936
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (B)	2,500	2,454,935
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	2,718	2,588,166
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (C)	187	18,732
COMM 2005-C6,
5.144%, 6-10-44	6,000	5,913,923
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.5%, 9-25-35	2,265	2,006,712
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	959	989,702
General Electric Capital Corporation:
2.83%, 4-10-12 (B)	2,000	1,948,068
5.25%, 10-19-12	1,750	1,767,733
5.625%, 5-1-18	2,000	1,936,980
GlaxoSmithKline Capital Inc.,
5.65%, 5-15-18	2,500	2,494,185
IBM International Group Capital LLC,
5.05%, 10-22-12	1,000	1,021,624
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (D)	500	517,500
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	2,000	1,898,757
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.80348%, 3-25-35 (B)	2,774	1,975,129
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (B)	2,000	1,956,821
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates: Series 2004-1,
4.70253%, 2-25-34 (B)	934	653,903
Series 2004-3AC,
4.9348%, 3-25-34 (B)	1,507	1,109,606
Series 2004-5,
4.68784%, 5-25-34 (B)	1,466	549,754
Series 2004-12,
5.43204%, 9-25-34 (B)	2,353	823,584
Series 2004-18,
5.73192%, 12-25-34 (B)	3,222	1,449,712
Series 2005-21,
5.6906%, 11-25-35 (B)	1,233	493,178
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-22,
5.6091%, 12-25-35 (B)	1,271	444,893
Series 2006-1,
6.05904%, 2-25-36 (B)	1,290	322,610
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	3,000	3,094,819
Student Loan Marketing Association,
0.0%, 10-3-22	3,000	1,484,286
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (C)	1,000	1,018,022
Wells Fargo Financial, Inc.,
5.5%, 8-1-12	1,500	1,523,127
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	2,500	2,377,208
		46,349,605
Food and Related - 0.17%
ConAgra, Inc.,
6.7%, 8-1-27	500	523,615

Forest and Paper Products - 0.10%
Westvaco Corporation,
7.5%, 6-15-27	328	326,396

Health Care - Drugs - 0.98%
Abbott Laboratories,
5.6%, 5-15-11	1,000	1,046,002
Amgen Inc.,
6.15%, 6-1-18	1,000	1,006,533
Merck & Co., Inc.,
4.75%, 3-1-15	1,000	989,077
		3,041,612
Health Care - General - 0.65%
Johnson & Johnson,
5.15%, 7-15-18	2,000	2,024,900

Hospital Supply and Management - 0.12%
HCA - The Healthcare Company,
8.75%, 9-1-10	381	385,762

Household - General Products - 0.81%
Procter & Gamble Company (The),
8.0%, 9-1-24	2,000	2,506,170

Household - Major Appliances - 0.33%
Controladora Mabe, S.A. de C.V.,
6.5%, 12-15-15 (C)	1,000	1,030,000

Insurance - Property and Casualty - 0.65%
Berkshire Hathaway Finance Corporation,
4.75%, 5-15-12	2,000	2,028,124

Leisure Time Industry - 0.48%
Walt Disney Company (The),
4.7%, 12-1-12	1,500	1,510,035

Mining - 0.33%
BHP Billiton Finance (USA) Limited,
5.0%, 12-15-10	1,030	1,041,497

Petroleum - Domestic - 0.74%
Chesapeake Energy Corporation,
7.5%, 9-15-13	1,250	1,250,000
Duke Energy Corporation,
6.25%, 1-15-12	1,000	1,044,115
		2,294,115
Petroleum - Services - 0.48%
Halliburton Company,
6.75%, 2-1-27	1,400	1,480,966

Security and Commodity Brokers - 1.85%
JPMorgan Chase & Co.,
6.0%, 1-15-18	3,000	2,926,599
Merrill Lynch & Co., Inc.,
5.45%, 7-15-14	3,000	2,815,797
		5,742,396
Utilities - Electric - 1.28%
Dominion Resources, Inc.,
5.25%, 8-1-33	2,500	2,427,462
HQI Transelec Chile S.A.,
7.875%, 4-15-11	750	805,396
Pepco Holdings, Inc.,
4.0%, 5-15-10	750	735,293
		3,968,151
Utilities - Gas and Pipeline - 0.63%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	2,000	1,955,738

Utilities - Telephone - 3.14%
AT&T Inc.,
4.95%, 1-15-13	750	747,730
British Telecommunications plc,
5.15%, 1-15-13	3,500	3,413,757
Deutsche Telekom International Finance B.V.,
8.0%, 6-15-10	1,500	1,587,063
New York Telephone Company,
6.7%, 11-1-23	750	731,528
Pacific Bell,
7.25%, 11-1-27	750	767,009
SBC Communications Inc.,
2.88813%, 11-14-08 (B)	500	499,787
Telecom Italia Capital,
6.999%, 6-4-18	1,250	1,261,899
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	750	751,863
		9,760,636

TOTAL CORPORATE DEBT SECURITIES - 31.57%		$98,200,510

(Cost: $106,450,022)

OTHER GOVERNMENT SECURITIES

Brazil - 0.18%
Federative Republic of Brazil (The),
9.25%, 10-22-10	500	554,000

Canada - 0.59%
Province de Quebec,
7.14%, 2-27-26	1,500	1,842,027

Supranational - 0.34%
Inter-American Development Bank,
8.4%, 9-1-09	1,000	1,054,637

TOTAL OTHER GOVERNMENT SECURITIES - 1.11%		$3,450,664

(Cost: $3,076,243)

MUNICIPAL OBLIGATIONS - 0.41%

Massachusetts
Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University Issue, Series C (2008) (Federally Taxable),
5.26%, 10-1-18	1,250	$1,268,688
(Cost: $1,250,000)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 11.57%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11 (D)	7,500	7,709,250
Federal Farm Credit Bank,
3.75%, 12-6-10	1,225	1,234,684
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	2,000	2,004,286
2.375%, 5-28-10	1,300	1,281,478
5.875%, 3-21-11	2,500	2,633,548
5.375%, 1-9-14	5,250	5,293,507
5.0%, 12-14-18	5,054	4,730,595
5.2%, 3-5-19	2,500	2,473,857
Federal National Mortgage Association:
5.08%, 5-14-10	2,000	2,037,888
5.125%, 11-2-12	4,000	4,095,976
4.0%, 1-18-13	2,500	2,492,198
		35,987,267
Mortgage-Backed Obligations - 40.41%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.26%, 6-1-34 (B)	390	396,525
5.673%, 7-1-36 (B)	1,052	1,069,351
5.468%, 12-1-36 (B)	2,691	2,725,080
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only) (E)	660	86,738
4.0%, 5-15-16	1,024	1,019,710
3.5%, 12-15-16	505	496,831
5.0%, 5-15-19	1,000	992,129
5.0%, 7-15-19	969	976,480
5.0%, 5-15-23	1,500	1,482,590
5.5%, 10-15-23 (Interest Only) (E)	954	19,684
5.5%, 4-15-24 (Interest Only) (E)	1,284	37,197
5.5%, 4-15-24 (Interest Only) (E)	262	7,352
5.0%, 6-15-24 (Interest Only) (E)	1,162	49,333
5.0%, 11-15-24	550	555,509
5.0%, 3-15-25	4,000	3,790,944
6.0%, 3-15-29	266	273,630
5.0%, 7-15-29 (Interest Only) (E)	1,319	157,541
7.5%, 9-15-29	475	507,203
4.25%, 3-15-31	885	871,222
5.0%, 5-15-31	3,651	3,659,911
5.0%, 9-15-31 (Interest Only) (E)	2,293	315,523
5.0%, 9-15-32	1,500	1,422,846
5.5%, 5-15-34	712	727,039
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.0%, 6-1-14	931	914,018
5.5%, 1-1-17	70	71,441
5.5%, 5-1-17	80	81,069
4.5%, 1-1-18	876	856,135
4.5%, 4-1-18	873	853,575
4.5%, 3-1-19	1,191	1,161,031
5.0%, 6-1-21	1,507	1,496,001
6.0%, 9-1-21	1,670	1,711,199
5.0%, 11-1-21	2,239	2,216,559
5.5%, 3-1-22	880	889,028
5.5%, 6-1-22	778	783,076
6.0%, 8-1-22	2,713	2,780,078
5.0%, 7-1-25	2,139	2,090,863
6.0%, 2-1-27	2,262	2,301,189
6.0%, 11-1-28	501	510,506
6.5%, 10-1-31	93	96,360
6.5%, 11-1-31	118	122,397
6.0%, 2-1-32	237	241,636
5.0%, 3-1-35	1,490	1,432,630
5.5%, 10-1-35	1,180	1,166,227
5.5%, 8-1-36	1,668	1,645,769
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 3-15-31	2,530	2,579,942
5.5%, 9-15-31	3,750	3,798,463
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
5.372%, 12-1-36 (B)	1,522	1,541,028
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	3,500	3,478,107
5.0%, 3-25-18 (Interest Only) (E)	512	25,114
5.0%, 6-25-18	2,173	2,183,482
5.5%, 6-25-18	3,085	3,131,729
5.0%, 9-25-18	500	502,524
5.0%, 6-25-22	1,123	1,134,161
5.0%, 3-25-29	5,100	5,126,171
5.5%, 2-25-32	1,500	1,524,379
5.5%, 10-25-32	3,500	3,478,452
4.0%, 11-25-32	527	500,914
4.0%, 3-25-33	522	495,648
3.5%, 8-25-33	1,259	1,148,008
5.5%, 11-25-36 (Interest Only) (E)	9,463	2,461,046
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 11-1-13	7	7,020
7.0%, 10-1-14	8	8,114
6.0%, 3-1-16	26	26,601
6.0%, 3-1-16	25	25,630
5.5%, 1-1-17	675	686,463
5.5%, 2-1-17	274	278,288
5.5%, 1-1-18	416	422,166
5.0%, 3-1-18	2,439	2,435,622
4.0%, 11-1-18	950	903,426
4.5%, 6-1-19	2,774	2,706,138
4.5%, 8-1-19	3,805	3,711,824
5.0%, 12-1-19	2,622	2,612,594
5.0%, 6-1-20	842	836,602
5.5%, 11-1-22	3,543	3,570,782
5.5%, 10-1-23	621	625,803
5.0%, 4-1-24	2,186	2,130,664
4.5%, 7-25-24	1,000	935,554
5.0%, 5-1-28	4,656	4,524,937
6.0%, 12-1-28	94	95,419
5.5%, 9-25-31	1,000	1,006,546
5.5%, 2-1-33	2,919	2,896,139
6.0%, 4-1-33	950	964,789
5.5%, 6-1-33	1,989	1,971,798
5.0%, 9-1-33	3,673	3,542,949
5.0%, 5-1-35	1,807	1,738,443
6.5%, 11-1-37	1,000	1,022,891
5.5%, 1-25-39	877	880,153
Federal National Mortgage Association Non-Agency REMIC/CMO,
4.5%, 12-25-34	2,000	1,953,380
Government National Mortgage Association Adjustable Rate Pass-Through Certificates,
3.75%, 1-20-34 (B)	417	411,943
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
5.5%, 6-20-28 (E)	1,663	70,779
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.5%, 1-15-14	10	10,497
7.5%, 3-15-15	9	9,257
6.0%, 8-15-16	36	37,225
6.0%, 12-15-16	75	77,416
5.5%, 1-15-17	89	90,710
6.0%, 1-15-17	67	69,362
5.5%, 7-15-17	144	146,691
5.5%, 10-15-17	105	107,290
5.0%, 12-15-17	602	605,320
7.5%, 7-15-23	11	11,481
7.5%, 12-15-23	94	101,733
8.0%, 9-15-25	44	48,548
7.0%, 7-20-27	12	13,246
7.0%, 8-20-27	36	38,369
7.0%, 6-15-28	12	12,435
6.5%, 5-15-29	72	74,458
7.0%, 7-15-29	20	20,833
7.5%, 7-15-29	32	34,315
Government National Mortgage Association Non-Agency REMIC/CMO:
4.0%, 1-16-30	348	332,364
4.585%, 8-16-34	2,000	1,941,480
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2003-2 Class E,
5.0%, 12-15-25	756	757,063
		125,713,873
Treasury Obligations - 10.14%
United States Treasury Bond Principal STRIPS,
0.0%, 11-15-21	3,050	1,638,725
United States Treasury Bond,
6.125%, 11-15-27	10,000	11,975,780
United States Treasury Notes:
4.125%, 8-31-12	7,000	7,249,921
4.25%, 8-15-13	8,950	9,345,760
8.0%, 11-15-21	1,000	1,358,359
		31,568,545

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 62.12%		$193,269,685

(Cost: $192,383,780)

SHORT-TERM SECURITIES

Commercial Paper
Abbott Laboratories,
2.17%, 7-23-08	4,000	3,994,696
Diageo Capital plc (Diageo plc),
3.15%, 7-1-08	4,966	4,966,000
Wal-Mart Stores, Inc.,
2.16%, 7-14-08	3,000	2,997,660

TOTAL SHORT-TERM SECURITIES - 3.84%		$11,958,356

(Cost: $11,958,356)

TOTAL INVESTMENT SECURITIES - 99.05%		$308,147,903

(Cost: $315,118,401)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.95%		2,969,682

NET ASSETS - 100.00%		$311,117,585

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
(A)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $2,066,754, or 0.66% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $8,226,750, or 2.64% of net assets.
(E)Amount shown in Principal column represents notional amount for computation of interest.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      BOND PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $315,118) (Notes 1 and 4)	$308,148
Cash	2
Receivables:
Dividends and interest	2,735
Portfolio shares sold	433
Investment securities sold	16
Prepaid and other assets	4
Total assets	311,338
LIABILITIES
Payable to Portfolio shareholders	175
Accrued accounting services fee (Note 2)	8
Accrued management fee (Note 2)	4
Accrued service fee (Note 2)	2
Accrued shareholder servicing (Note 2)	–– *
Other	31

Total liabilities	220

Total net assets	$311,118

NET ASSETS
$0.001 par value capital stock:
Capital stock	$59
Additional paid-in capital	313,256
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	6,934
Accumulated undistributed net realized loss on investment transactions	(2,161)
Net unrealized depreciation in value of investments	(6,970)

Net assets applicable to outstanding units of capital	$311,118

Net asset value, redemption and offering price per share	$5.2818

Capital shares outstanding	58,903
Capital shares authorized	120,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      BOND PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$7,902

Expenses (Note 2):
Investment management fee	713
Service fee	381
Accounting services fee	47
Audit fees	15
Legal fees	9
Custodian fees	8
Shareholder servicing	1
Other	53

Total expenses	1,227

Net investment income	6,675

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments	919
Unrealized depreciation in value of investments during the period	(10,233)

Net loss on investments	(9,314)

Net decrease in net assets resulting from operations	$(2,639)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      BOND PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$6,675	$11,191
Realized net gain (loss) on investments	919	(253)
Unrealized appreciation (depreciation)	(10,233)	3,418

Net increase (decrease) in net assets resulting from operations	(2,639)	14,356

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(11,081)
Realized gains on investment transactions	(––)	(––)

	(––)	(11,081)

Capital share transactions(2)	17,517	80,061

Total increase	14,878	83,336
NET ASSETS
Beginning of period	296,240	212,904

End of period	$311,118	$296,240

Accumulated undistributed net investment income	$6,934	$259

(1)See "Financial Highlights" on page 54.

(2)Shares issued from sale of shares	8,281	7,352
Shares issued in connection with merger of W&R Target Limited-Term Bond Portfolio	––	12,209
Shares issued from reinvestment of dividend and/or capital gains distribution	––	2,106
Shares redeemed	(5,005)	(6,399)

Increase in outstanding capital shares	3,276	15,268

Value issued from sale of shares	$44,094	$39,137
Value issued in connection with merger of W&R Target Limited-Term Bond Portfolio	––	63,828
Value issued from reinvestment of dividend and/or capital gains distribution	––	11,081
Value redeemed	(26,577)	(33,985)

Increase in outstanding capital	$17,517	$80,061

See Notes to Financial Statements.

Financial Highlights
      BOND PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$5.3255	$5.2752	$5.2928	$5.4762	$5.5710	$5.6032

Income (loss) from investment operations:
Net investment income	0.1131	0.2428	0.2434	0.2356	0.2463	0.2667
Net realized and unrealized gain (loss) on investments	(0.1568)	0.0489	(0.0182)	(0.1464)	(0.0302)	(0.0322)

Total from investment operations	(0.0437)	0.2917	0.2252	0.0892	0.2161	0.2345

Less distributions from:
Net investment income	(0.0000)	(0.2414)	(0.2411)	(0.2464)	(0.2463)	(0.2667)
Capital gains	(0.0000)	(0.0000)	(0.0017)	(0.0262)	(0.0646)	(0.0000)

Total distributions	(0.0000)	(0.2414)	(0.2428)	(0.2726)	(0.3109)	(0.2667)

Net asset value, end of period	$5.2818	$5.3255	$5.2752	$5.2928	$5.4762	$5.5710

Total return	-0.82%	5.67%	4.24%	1.61%	3.88%	4.18%
Net assets, end of period (in millions)	$311	$296	$213	$212	$218	$235
Ratio of expenses to average net assets including expense waiver	0.81	%(1)	0.82%	0.84%	0.86%	0.85%	0.84%
Ratio of net investment income to average net assets including expense waiver	4.39	%(1)	4.57%	4.49%	4.17%	4.16%	4.26%
Ratio of expenses to average net assets excluding expense waiver	0.81	%(1)(2)	0.85%	0.85%	0.86	%(2)	0.85	%(2)	0.84	%(2)
Ratio of net investment income to average net assets excluding expense waiver	4.39	%(1)(2)	4.54%	4.48%	4.17	%(2)	4.16	%(2)	4.26	%(2)
Portfolio turnover rate	20%	42%	54%	43%	47%	53%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF CORE EQUITY PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Core Equity Portfolio had net assets totaling $627,528,894 invested in a diversified portfolio of:

89.30%	Domestic Common Stocks
8.98%	Cash and Cash Equivalents
1.72%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Technology Stocks	$20.74
Energy Stocks	$14.27
Capital Goods Stocks	$10.98
Consumer Nondurables Stocks	$9.97
Financial Services Stocks	$9.03
Cash and Cash Equivalents	$8.98
Raw Materials Stocks	$6.46
Miscellaneous Stocks(1)	$5.18
Health Care Stocks	$4.64
Utilities Stocks	$4.46
Transportation Stocks	$2.89
Multiple Industry Stocks	$2.40

(1)Includes $1.40 Business Equipment and Services Stocks, $1.76 Consumer Durables Stocks and $2.02 Retail Stocks.

The Investments of Core Equity Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 2.77%
Boeing Company (The)	65,600	$4,311,232
Raytheon Company	231,700	13,040,076
		17,351,308
Beverages - 5.15%
Coca-Cola Company (The)	433,300	22,522,934
Molson Coors Brewing Company, Class B	180,400	9,801,132
		32,324,066
Capital Equipment - 7.83%
Deere & Company	458,500	33,071,605
Foster Wheeler Ltd.*	96,000	7,010,880
Joy Global Inc.	119,400	9,060,669
		49,143,154
Chemicals - Petroleum and Inorganic - 3.16%
Monsanto Company	156,900	19,838,436

Chemicals - Specialty - 2.22%
Air Products and Chemicals, Inc.	140,850	13,924,431

Communications Equipment - 0.64%
Telefonaktiebolaget LM Ericsson, ADR	386,100	4,013,510

Computers - Main and Mini - 5.16%
Hewlett-Packard Company	585,000	25,862,850
Xerox Corporation	479,700	6,504,732
		32,367,582
Computers - Peripherals - 3.12%
Activision, Inc.*	408,200	13,917,579
Adobe Systems Incorporated*	143,200	5,634,920
		19,552,499
Defense - 5.17%
General Dynamics Corporation	385,200	32,433,840

Electronic Instruments - 3.88%
Applied Materials, Inc.	685,000	13,080,075
Thermo Fisher Scientific Inc.*	202,700	11,296,471
		24,376,546
Finance Companies - 1.84%
American Express Company	66,800	2,516,356
Capital One Financial Corporation	238,200	9,053,982
		11,570,338
Food and Related - 2.77%
General Mills, Inc.	102,500	6,228,925
Smithfield Foods, Inc.*	50,100	995,988
Wm. Wrigley Jr. Company	130,700	10,165,846
		17,390,759
Health Care - Drugs - 2.61%
Abbott Laboratories	129,600	6,864,912
Merck & Co., Inc.	252,400	9,512,956
		16,377,868
Health Care - General - 2.03%
Baxter International Inc.	104,700	6,694,518
Becton, Dickinson and Company	74,600	6,064,980
		12,759,498
Metal Fabrication - 2.10%
Lorillard, Inc.	190,800	13,195,728

Motor Vehicle Parts - 1.12%
BorgWarner Inc.	158,200	7,020,916

Motor Vehicles - 0.64%
Ford Motor Company*	836,846	4,025,229

Multiple Industry - 2.40%
Altria Group, Inc.	733,700	15,084,872

Non-Residential Construction - 1.05%
Fluor Corporation	35,400	6,587,232

Petroleum - International - 5.89%
Devon Energy Corporation	108,600	13,049,376
Exxon Mobil Corporation	270,976	23,881,115
		36,930,491
Petroleum - Services - 8.38%
Schlumberger Limited	173,300	18,617,619
Smith International, Inc.	163,200	13,568,448
Weatherford International Ltd.*	411,600	20,411,244
		52,597,311
Railroad - 2.89%
Union Pacific Corporation	240,300	18,142,650

Restaurants - 1.49%
YUM! Brands, Inc.	267,200	9,376,048

Retail - General Merchandise - 0.53%
Costco Wholesale Corporation	47,200	3,313,204

Security and Commodity Brokers - 7.19%
CME Group Inc.	28,700	10,997,553
Charles Schwab Corporation (The)	1,167,300	23,999,688
J.P. Morgan Chase & Co.	294,100	10,090,571
		45,087,812
Steel - 1.08%
Companhia Vale do Rio Doce, ADR	189,500	6,787,890

Timesharing and Software - 1.40%
Visa Inc., Class A*	108,300	8,805,873

Tobacco - 2.05%
Philip Morris International Inc.*	260,300	12,856,217

Utilities - Electric - 4.46%
Mirant Corporation*	424,300	16,611,345
NRG Energy, Inc.*	264,500	11,347,050
		27,958,395

TOTAL COMMON STOCKS - 91.02%		$571,193,703

(Cost: $451,451,981)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Avon Capital Corp. (Avon Products, Inc.),
2.14%, 7-11-08	$10,000	9,994,055
Colgate-Palmolive Company,
2.15%, 7-30-08	10,000	9,982,681
E.I. du Pont de Nemours and Company,
2.17%, 7-17-08	6,000	5,994,213
Starbucks Corporation,
2.9%, 7-1-08	5,269	5,269,000
Toyota Motor Credit Corporation,
2.2%, 7-1-08	3,000	3,000,000
USAA Capital Corp.,
2.2%, 7-1-08	10,000	10,000,000
Wal-Mart Stores, Inc.,
2.17%, 7-22-08	5,000	4,993,671
Walt Disney Company (The),
2.2%, 7-14-08	5,000	4,996,028

TOTAL SHORT-TERM SECURITIES - 8.64%		$54,229,648

(Cost: $54,229,648)

TOTAL INVESTMENT SECURITIES - 99.66%		$625,423,351

(Cost: $505,681,629)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.34%		2,105,543

NET ASSETS - 100.00%		$627,528,894

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      CORE EQUITY PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $505,682) (Notes 1 and 4)	$625,423
Cash	4
Receivables:
Investment securities sold	1,814
Dividends and interest	1,201
Portfolio shares sold	14
Prepaid and other assets	9

Total assets	628,465

LIABILITIES
Payable to Portfolio shareholders	825
Accrued accounting services fee (Note 2)	13
Accrued management fee (Note 2)	11
Accrued service fee (Note 2)	4
Accrued shareholder servicing (Note 2)	1
Other	82

Total liabilities	936

Total net assets	$627,529

NET ASSETS
$0.001 par value capital stock:
Capital stock	$53
Additional paid-in capital	497,645
Accumulated undistributed income:
Accumulated undistributed net investment income	2,773
Accumulated undistributed net realized gain on investment transactions	7,285
Net unrealized appreciation in value of investments	119,773

Net assets applicable to outstanding units of capital	$627,529

Net asset value, redemption and offering price per share	$11.9420

Capital shares outstanding	52,548
Capital shares authorized	140,000

See Notes to Financial Statements.

Statement of Operations
      CORE EQUITY PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $4)	$4,435
Interest and amortization	595

Total income	5,030

Expenses (Note 2):
Investment management fee	2,316
Service fee	827
Accounting services fee	81
Audit fees	13
Legal fees	11
Custodian fees	9
Shareholder servicing	3
Other	61

Total	3,321
Less expenses in excess of limit (Notes 2 and 14)	(165)

Total expenses	3,156

Net investment income	1,874

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net loss on securities	(4,855)
Realized net gain on futures contracts	351

Realized net loss on investments	(4,504)
Unrealized depreciation in value of investments during the period	(55,370)

Net loss on investments	(59,874)

Net decrease in net assets resulting from operations	$(58,000)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      CORE EQUITY PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

DECREASE IN NET ASSETS
Operations:
Net investment income	$1,874	$5,146
Realized net gain (loss) on investments	(4,504)	50,010
Unrealized appreciation (depreciation)	(55,370)	44,814

Net increase (decrease) in net assets resulting from operations	(58,000)	99,970

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(4,500)
Realized gains on investment transactions	(––)	(66,000)

	(––)	(70,500)

Capital share transactions(2)	(60,352)	(45,338)

Total decrease	(118,352)	(15,868)
NET ASSETS
Beginning of period	745,881	761,749

End of period	$627,529	$745,881

Accumulated undistributed net investment income	$2,773	$899

(1)See "Financial Highlights" on page 63.

(2) Shares issued from sale of shares	645	1,664
Shares issued from reinvestment of dividend and/or capital gains distribution	––	5,440
Shares redeemed	(5,657)	(10,249)

Decrease in outstanding capital shares	(5,012)	(3,145)

Value issued from sale of shares	$7,738	$22,378
Value issued from reinvestment of dividend and/or capital gains distribution	––	70,500
Value redeemed	(68,090)	(138,216)

Decrease in outstanding capital	$(60,352)	$(45,338)

See Notes to Financial Statements.

Financial Highlights
      CORE EQUITY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$12.9583	$12.5485	$11.1221	$10.2369	$9.3996	$8.0720

Income (loss) from investment operations:
Net investment income	0.0372	0.0977	0.0805	0.0358	0.0622	0.0662
Net realized and unrealized gain (loss) on investments	(1.0535)	1.6632	1.8084	0.8859	0.8373	1.3276

Total from investment operations	(1.0163)	1.7609	1.8889	0.9217	0.8995	1.3938

Less distributions from:
Net investment income	(0.0000)	(0.0862)	(0.1093)	(0.0365)	(0.0622)	(0.0662)
Capital gains	(0.0000)	(1.2649)	(0.3532)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(1.3511)	(0.4625)	(0.0365)	(0.0622)	(0.0662)

Net asset value, end of period	$11.9420	$12.9583	$12.5485	$11.1221	$10.2369	$9.3996

Total return	-7.84%	14.03%	16.99%	9.01%	9.57%	17.27%
Net assets, end of period (in millions)	$628	$746	$762	$723	$737	$736
Ratio of expenses to average net assets including expense waiver	0.96	%(1)	0.96%	0.99%	1.01%	1.01%	1.00%
Ratio of net investment income to average net assets including expense waiver	0.57	%(1)	0.68%	0.62%	0.32%	0.62%	0.78%
Ratio of expenses to average net assets excluding expense waiver	1.01	%(1)	1.01%	1.00%	1.01	%(2)	1.01	%(2)	1.00	%(2)
Ratio of net investment income to average net assets excluding expense waiver	0.52	%(1)	0.63%	0.61%	0.32	%(2)	0.62	%(2)	0.78	%(2)
Portfolio turnover rate	40%	83%	103%	62%	54%	49%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF DIVIDEND INCOME PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Dividend Income Portfolio had net assets totaling $137,615,295 invested in a diversified portfolio of:

84.84%	Domestic Common Stocks
9.75%	Cash and Cash Equivalents
5.41%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Energy Stocks	$21.60
Capital Goods Stocks	$12.47
Consumer Nondurables Stocks	$11.93
Financial Services Stocks	$10.87
Cash and Cash Equivalents	$9.75
Raw Materials Stocks	$5.31
Utilities Stocks	$5.22
Health Care Stocks	$5.18
Technology Stocks	$4.95
Miscellaneous Stocks(1)	$4.66
Transportation Stocks	$3.13
Shelter Stocks	$2.50
Retail Stocks	$2.43

(1)Includes $1.47 Business Equipment and Services Stocks, $0.84 Consumer Services Stocks and $2.35 Multiple Industry Stocks.

The Investments of Dividend Income Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 1.86%
Raytheon Company	45,505	$2,561,021

Banks - 1.70%
U.S. Bancorp	48,600	1,355,454
Wells Fargo & Company	41,450	984,438
		2,339,892
Beverages - 4.58%
Coca-Cola Company (The)	40,550	2,107,789
Diageo plc, ADR	27,961	2,065,479
PepsiCo, Inc.	33,584	2,135,607
		6,308,875
Business Equipment and Services - 0.82%
IntercontinentalExchange, Inc.*	9,900	1,128,600

Capital Equipment - 5.46%
Caterpillar Inc.	24,653	1,819,884
Chicago Bridge & Iron Company N.V., NY Shares	39,750	1,582,845
Deere & Company	56,918	4,105,495
		7,508,224
Chemicals - Petroleum and Inorganic - 2.32%
Monsanto Company	25,256	3,193,369

Chemicals - Specialty - 1.61%
Air Products and Chemicals, Inc.	22,420	2,216,441

Communications Equipment - 0.60%
Nokia Corporation, Series A, ADR	33,900	830,550

Computers - Peripherals - 1.23%
Microsoft Corporation	61,500	1,693,710

Electrical Equipment - 1.11%
Emerson Electric Co.	30,868	1,526,423

Electronic Components - 1.26%
Microchip Technology Incorporated	56,708	1,729,310

Finance Companies - 0.76%
Capital One Financial Corporation	27,350	1,039,573

Food and Related - 1.21%
Wm. Wrigley Jr. Company	21,450	1,668,381

Health Care - Drugs - 4.05%
Abbott Laboratories	65,600	3,474,832
Merck & Co., Inc.	55,650	2,097,449
		5,572,281
Hospital Supply and Management - 1.13%
Medtronic, Inc.	29,998	1,552,396

Hotels and Gaming - 0.84%
Starwood Hotels & Resorts Worldwide, Inc.	28,750	1,152,013

Household - General Products - 3.95%
Colgate-Palmolive Company	48,565	3,355,841
Procter & Gamble Company (The)	34,268	2,083,837
		5,439,678
Insurance - Life - 1.38%
Aflac Incorporated	30,294	1,902,463

Insurance - Property and Casualty - 1.74%
ACE Limited	15,539	856,044
Allstate Corporation (The)	13,750	626,862
Travelers Companies, Inc. (The)	21,043	913,266
		2,396,172
Metal Fabrication - 2.17%
Lorillard, Inc.	43,214	2,988,680

Multiple Industry - 2.35%
Consolidated Communications Holdings, Inc.	77,150	1,150,307
General Electric Company	36,868	984,007
NuStar GP Holdings, LLC	51,000	1,105,170
		3,239,484
Non-Residential Construction - 3.73%
Fluor Corporation	27,561	5,128,551

Petroleum - Domestic - 1.54%
XTO Energy Inc.	30,850	2,113,534

Petroleum - International - 7.46%
Anadarko Petroleum Corporation	10,638	796,148
Apache Corporation	22,259	3,094,001
BP p.l.c., ADR	14,550	1,012,244
Exxon Mobil Corporation	47,607	4,195,605
Marathon Oil Corporation	22,632	1,173,922
		10,271,920
Petroleum - Services - 12.60%
Halliburton Company	39,100	2,075,037
National Oilwell Varco, Inc.*	31,648	2,807,811
Schlumberger Limited	47,639	5,117,858
Smith International, Inc.	30,650	2,548,241
Transocean Inc.	8,593	1,309,487
Weatherford International Ltd.*	61,598	3,054,645
Williams Pipeline Partners L.P.	24,250	418,555
		17,331,634
Railroad - 3.13%
Burlington Northern Santa Fe Corporation	15,924	1,590,648
Union Pacific Corporation	36,020	2,719,510
		4,310,158
Real Estate Investment Trust - 2.50%
Douglas Emmett, Inc.	54,850	1,205,054
ProLogis	15,829	860,306
Simon Property Group, Inc.	15,336	1,378,553
		3,443,913
Restaurants - 1.20%
McDonald's Corporation	29,373	1,651,350

Retail - General Merchandise - 1.23%
Nordstrom, Inc.	37,500	1,136,250
Target Corporation	11,950	555,556
		1,691,806
Security and Commodity Brokers - 5.29%
AllianceBernstein Holding L.P.	36,045	1,970,941
CME Group Inc.	7,973	3,055,174
J.P. Morgan Chase & Co.	65,766	2,256,431
		7,282,546
Steel - 1.38%
Nucor Corporation	25,350	1,892,884

Timesharing and Software - 0.65%
Visa Inc., Class A*	11,050	898,476

Tobacco - 2.19%
Philip Morris International Inc.*	61,057	3,015,605

Utilities - Electric - 2.71%
Dominion Resources, Inc.	30,856	1,465,351
NRG Energy, Inc.*	52,692	2,260,487
		3,725,838
Utilities - Gas and Pipeline - 1.76%
El Paso Pipeline Partners, L.P.	64,000	1,321,600
Enbridge Inc.	25,395	1,096,556
		2,418,156
Utilities - Telephone - 0.75%
Iowa Telecommunications Services, Inc.	58,788	1,035,257

TOTAL COMMON STOCKS - 90.25%		$124,199,164

(Cost: $106,763,195)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
BP Capital Markets p.l.c.,
2.6%, 7-1-08	$1,917	1,917,000
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	4,500	4,500,000
PepsiCo, Inc.:
2.19%, 7-2-08	2,000	1,999,878
2.1%, 7-14-08	2,200	2,198,332
Starbucks Corporation,
3.05%, 7-1-08	2,400	2,400,000
USAA Capital Corp.,
2.2%, 7-1-08	3,000	3,000,000

TOTAL SHORT-TERM SECURITIES - 11.64%		$16,015,210

(Cost: $16,015,210)

TOTAL INVESTMENT SECURITIES - 101.89%		$140,214,374

(Cost: $122,778,405)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.89%)		(2,599,079)

NET ASSETS - 100.00%		$137,615,295

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No income dividends were paid during the preceding 12 months.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      DIVIDEND INCOME PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $122,778) (Notes 1 and 4)	$140,214
Cash	2
Receivables:
Portfolio shares sold	488
Dividends and interest	227
Investment securities sold	43
Prepaid and other assets	1

Total assets	140,975

LIABILITIES
Payable for investment securities purchased	3,310
Payable to Portfolio shareholders	35
Accrued accounting services fee (Note 2)	5
Accrued management fee (Note 2)	3
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	––	*
Other	6

Total liabilities	3,360

Total net assets	$137,615

NET ASSETS
$0.001 par value capital stock:
Capital stock	$19
Additional paid-in capital	122,096
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	837
Accumulated undistributed net realized loss on investment transactions	(2,773)
Net unrealized appreciation in value of investments	17,436

Net assets applicable to outstanding units of capital	$137,615

Net asset value, redemption and offering price per share	$7.3623

Capital shares outstanding	18,692
Capital shares authorized	30,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      DIVIDEND INCOME PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $10)	$993
Interest and amortization	153

Total income	1,146

Expenses (Note 2):
Investment management fee	428
Service fee	153
Accounting services fee	30
Audit fees	11
Custodian fees	3
Legal fees	2
Shareholder servicing	1
Other	13

Total expenses	641

Net investment income	505

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 4)
Realized net loss on investments	(2,972)
Unrealized depreciation in value of investments during the period	(7,909)

Net loss on investments	(10,881)

Net decrease in net assets resulting from operations	$(10,376)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      DIVIDEND INCOME PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$505	$1,316
Realized net gain (loss) on investments	(2,972)	806
Unrealized appreciation (depreciation)	(7,909)	13,278

Net increase (decrease) in net assets resulting from operations	(10,376)	15,400

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(1,000)
Realized gains on investment transactions	(––)	(900)

	(––)	(1,900)

Capital share transactions(2)	27,390	26,039

Total increase	17,014	39,539
NET ASSETS
Beginning of period	120,601	81,062

End of period	$137,615	$120,601

Accumulated undistributed net investment income	$837	$332

(1)See "Financial Highlights" on page 74.

(2)Shares issued from sale of shares	4,221	3,812
Shares issued from reinvestment of dividend and/or capital gains distribution	––	237
Shares redeemed	(601)	(615)

Increase in outstanding capital shares	3,620	3,434

Value issued from sale of shares	$31,881	$28,803
Value issued from reinvestment of dividend and/or capital gains distribution	––	1,900
Value redeemed	(4,491)	(4,664)

Increase in outstanding capital	$27,390	$26,039

See Notes to Financial Statements.

Financial Highlights
      DIVIDEND INCOME PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,	For the fiscal period from 12-30-03(1) through
6-30-08	2007	2006	2005	2004	12-31-03

Net asset value, beginning of period	$8.0015	$6.9651	$6.1121	$5.4645	$5.0000	$5.0000

Income (loss) from investment operations:
Net investment income	0.0228	0.0881	0.0857	0.0643	0.0337	0.0000
Net realized and unrealized gain (loss) on investments	(0.6620)	1.0765	0.8867	0.6476	0.4645	0.0000

Total from investment operations	(0.6392)	1.1646	0.9724	0.7119	0.4982	0.0000

Less distributions from:
Net investment income	(0.0000)	(0.0675)	(0.0849)	(0.0643)	(0.0337)	(0.0000)
Capital gains	(0.0000)	(0.0607)	(0.0345)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.1282)	(0.1194)	(0.0643)	(0.0337)	(0.0000)

Net asset value, end of period	$7.3623	$8.0015	$6.9651	$6.1121	$5.4645	$5.0000

Total return	-7.99%	16.72%	15.91%	13.03%	9.96%	0.00%
Net assets, end of period (in millions)	$138	$121	$81	$43	$17	$––	*
Ratio of expenses to average net assets including expense waiver	1.05	%(2)	1.04%	1.07%	0.93%	0.76%	0.00%
Ratio of net investment income to average net assets including expense waiver	0.83	%(2)	1.29%	1.63%	1.53%	2.08%	0.00%
Ratio of expenses to average net assets excluding expense waiver	1.05	%(2)(3)	1.04	%(3)	1.07	%(3)	1.12%	1.46%	0.00%
Ratio of net investment income to average net assets excluding expense waiver	0.83	%(2)(3)	1.29	%(3)	1.63	%(3)	1.34%	1.38%	0.00%
Portfolio turnover rate	25%	17%	17%	22%	22%	0%

*Not shown due to rounding.

(1)Commencement of operations.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF ENERGY PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Energy Portfolio had net assets totaling $41,414,766 invested in a diversified portfolio of:

79.93%	Domestic Common Stocks
13.99%	Foreign Common Stocks
6.08%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio was invested by industry and geographic region, respectively, as follows:

Sector Weightings

Energy Stocks	$66.25
Capital Goods Stocks	$11.18
Utilities Stocks	$8.47
Cash and Cash Equivalents	$6.08
Business Equipment and Services Stocks	$4.53
Miscellaneous Stocks(1)	$3.49

Country Weightings

North America	$84.74
United States	$79.93
Canada	$4.81
Cash and Cash Equivalents	$6.08
Europe(2)	$4.64
Bahamas/ Caribbean	$2.71
Bermuda	$2.31
Cayman Islands	$0.40
Other(3)	$1.83

(1)Includes $1.69 Raw Materials Stocks and $1.80 Technology Stocks.
(2)Includes $0.62 France, $1.23 Luxembourg, $1.47 Netherlands and $1.32 United Kingdom.
(3)Includes $0.78 Pacific Basin and $1.05 South America.

The Investments of Energy Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 4.53%
Bucyrus International, Inc., Class A	7,900	$576,502
EnergySolutions, Inc.	17,300	386,655
IntercontinentalExchange, Inc.*	4,150	473,100
Jacobs Engineering Group Inc.*	5,450	439,815
		1,876,072
Capital Equipment - 6.38%
Cameron International Corporation*	16,400	907,740
Chicago Bridge & Iron Company N.V., NY Shares	15,300	609,246
NATCO Group Inc., Class A*	7,450	406,248
Shaw Group Inc. (The)*	4,950	305,861
SunPower Corporation, Class A*	3,400	244,324
Suntech Power Holdings Co., Ltd., ADR*	4,450	166,697
		2,640,116
Coal - 4.56%
Arch Coal, Inc.	6,650	498,949
CONSOL Energy Inc.	3,700	415,769
Foundation Coal Holdings, Inc.	4,150	367,607
Peabody Energy Corporation	6,900	607,545
		1,889,870
Electrical Equipment - 2.07%
First Solar, Inc.*	3,150	859,194

Electronic Instruments - 1.80%
Applied Materials, Inc.	22,900	437,275
Energy Conversion Devices, Inc.*	4,200	309,204
		746,479
Mining - 0.46%
Cameco Corporation	4,450	190,772

Non-Residential Construction - 2.73%
Fluor Corporation	4,700	874,576
Technip SA, ADR	2,750	254,238
		1,128,814
Petroleum - Canada - 0.84%
Suncor Energy Inc.	5,950	345,814

Petroleum - Domestic - 7.34%
Continental Resources, Inc.*	15,950	1,105,654
SandRidge Energy, Inc.*	10,550	681,319
Sunoco, Inc.	4,650	189,208
Valero Energy Corporation	7,400	304,732
XTO Energy Inc.	11,062	757,858
		3,038,771
Petroleum - International - 25.03%
Anadarko Petroleum Corporation	4,850	362,974
Apache Corporation	7,200	1,000,800
BP p.l.c., ADR	7,850	546,125
CNOOC Limited, ADR	1,850	321,049
ConocoPhillips	7,100	670,169
Devon Energy Corporation	7,100	853,136
ENSCO International Incorporated	5,550	448,107
EOG Resources, Inc.	6,200	813,440
Exxon Mobil Corporation	10,550	929,771
Hess Corporation	3,600	454,284
Marathon Oil Corporation	7,050	365,683
Newfield Exploration Company*	11,050	721,013
Noble Energy, Inc.	7,900	794,424
Occidental Petroleum Corporation	7,200	646,992
Petroleo Brasileiro S.A. - Petrobras, ADR	6,150	435,605
Talisman Energy Inc.	18,950	419,364
Ultra Petroleum Corp.*	5,950	584,290
		10,367,226
Petroleum - Services - 28.48%
BJ Services Company	20,100	641,994
Baker Hughes Incorporated	5,900	515,306
CVR Energy, Inc.*	13,450	258,912
Complete Production Services, Inc.*	24,850	905,037
FMC Technologies, Inc.*	3,200	246,176
Halliburton Company	23,650	1,255,105
Helix Energy Solutions Group, Inc.*	12,850	535,074
Helmerich & Payne, Inc.	9,650	694,993
Nabors Industries Ltd.*	19,400	955,062
National Oilwell Varco, Inc.*	16,350	1,450,572
Patterson-UTI Energy, Inc.	12,850	463,757
Schlumberger Limited	11,500	1,235,445
Smith International, Inc.	10,700	889,598
Transocean Inc.	3,133	477,438
Weatherford International Ltd.*	22,300	1,105,857
Williams Pipeline Partners L.P.	9,635	166,300
		11,796,626
Steel - 1.23%
Tenaris S.A., ADR	6,850	510,325

Utilities - Electric - 4.25%
Entergy Corporation	4,550	548,184
Exelon Corporation	5,800	521,768
Mirant Corporation*	8,000	313,200
NRG Energy, Inc.*	8,800	377,520
		1,760,672
Utilities - Gas and Pipeline - 4.22%
El Paso Pipeline Partners, L.P.	13,000	268,450
Enbridge Inc.	10,500	453,390
Southwestern Energy Company*	21,500	1,023,615
		1,745,455

TOTAL COMMON STOCKS - 93.92%		$38,896,206

(Cost: $27,922,531)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	$1,093	1,093,000
Starbucks Corporation,
3.05%, 7-1-08	1,100	1,100,000

TOTAL SHORT-TERM SECURITIES - 5.29%		$2,193,000

(Cost: $2,193,000)

TOTAL INVESTMENT SECURITIES - 99.21%		$41,089,206

(Cost: $30,115,531)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.79%		325,560

NET ASSETS - 100.00%		$41,414,766

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      ENERGY PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $30,116) (Notes 1 and 4)	$41,089
Cash	3
Receivables:
Portfolio shares sold	299
Investment securities sold	19
Dividends and interest	12
Prepaid and other assets	––	*

Total assets	41,422

LIABILITIES
Accrued accounting services fee (Note 2)	2
Payable to Portfolio shareholders	2
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	––	*
Accrued shareholder servicing (Note 2)	––	*
Other	2

Total liabilities	7

Total net assets	$41,415

NET ASSETS
$0.001 par value capital stock:
Capital stock	$5
Additional paid-in capital	30,413
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(24)
Accumulated undistributed net realized gain on investment transactions	47
Net unrealized appreciation in value of investments	10,974

Net assets applicable to outstanding units of capital	$41,415

Net asset value, redemption and offering price per share	$8.0383

Capital shares outstanding	5,152
Capital shares authorized	30,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      ENERGY PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$101
Interest and amortization	45

Total income	146

Expenses (Note 2):
Investment management fee	132
Service fee	39
Audit fees	18
Accounting services fee	12
Custodian fees	2
Legal fees	1
Shareholder servicing	–– *
Other	6

Total	210
Less expenses in excess of limit (Notes 2 and 14)	(11)

Total expenses	199

Net investment loss	(53)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments	19
Unrealized appreciation in value of investments during the period	5,434

Net gain on investments	5,453

Net increase in net assets resulting from operations	$5,400

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      ENERGY PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$(53)	$106
Realized net gain on investments	19	93
Unrealized appreciation	5,434	5,712

Net increase in net assets resulting from operations	5,400	5,911

Distributions to shareholders from (Note 1E):(1)
Net investment income	(––)	(78)
Realized gains on investment transactions	(––)	(70)

	(––)	(148)

Capital share transactions(2)	9,758	13,746

Total increase	15,158	19,509
NET ASSETS
Beginning of period	26,257	6,748

End of period	$41,415	$26,257

Accumulated undistributed net investment income (loss)	$(24)	$29

(1)See "Financial Highlights" on page 81.

(2)Shares issued from sale of shares	1,666	2,530
Shares issued from reinvestment of dividend and/or capital gains distribution	––	21
Shares redeemed	(279)	(242)

Increase in outstanding capital shares	1,387	2,309

Value issued from sale of shares	$11,662	$14,976
Value issued from reinvestment of dividend and/or capital gains distribution	––	148
Value redeemed	(1,904)	(1,378)

Increase in outstanding capital	$9,758	$13,746

See Notes to Financial Statements.

Financial Highlights
      ENERGY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                            (Unaudited)

	For the six months ended 6-30-08		For the fiscal year ended 12-31-07	For the period from 5-1-06(1) through 12-31-06

Net asset value, beginning of period	$6.9732		$4.6351	$5.0000

Income (loss) from investment operations:
Net investment income (loss)	(0.0122)		0.0280	0.0248
Net realized and unrealized gain (loss) on investments	1.0773		2.3497	(0.3654)

Total from investment operations	1.0651		2.3777	(0.3406)

Less distributions from:
Net investment income	(0.0000)		(0.0209)	(0.0243)
Capital gains	(0.0000)		(0.0187)	(0.0000)

Total distributions	(0.0000)		(0.0396)	(0.0243)

Net asset value, end of period	$8.0383		$6.9732	$4.6351

Total return	15.27%		51.30%	-6.81%
Net assets, end of period (in millions)	$41		$26	$7
Ratio of expenses to average net assets including expense waiver	1.28	%(2)	0.52%	0.64	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.34	%(2)	0.78%	1.05	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.35	%(2)	1.32%	1.49	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.41	%(2)	-0.02%	0.20	%(2)
Portfolio turnover rate	6%		13%	12%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF
GLOBAL NATURAL RESOURCES PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Global Natural Resources Portfolio had net assets totaling $183,619,445 invested in a diversified portfolio of:

54.73%	Foreign Common Stocks
40.13%	Domestic Common Stocks
3.17%	Foreign Preferred Stocks
1.79%	Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts
0.12%	Domestic Preferred Stocks
0.06%	Foreign Corporate Debt Securities

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio was invested by geographic region and by industry, respectively, as follows:

Country Weightings

North America	$48.21
United States	$40.25
Canada	$7.96
Europe	$19.61
Russia	7.12
Other Europe(1)	5.34
Norway	4.12
Germany	3.03
South America	$13.12
Brazil	$12.13
Chile	$0.99
Pacific Basin	$11.23
Other Pacific Basin(2)	$5.33
Indonesia	$3.16
Japan	$2.74
Bahamas/Caribbean(3)	$4.18
Other(4)	$1.86
Cash and Cash Equivalents and Unrealized Loss on Open Forward Currency Contracts	$1.79

(1)Includes $2.25 France, $0.44 Luxembourg, $0.96 Netherlands, $1.18 Spain and $0.51 United Kingdom.
(2)Includes $0.80 Australia, $1.69 China, $0.45 Hong Kong, $0.20 Malaysia, $0.66 Papua New Guinea, $0.15 Philippines, $0.30 Singapore, $0.80 Taiwan and $0.28 Thailand.
 (3)Includes $1.22 Bermuda and $2.96 Cayman Islands.
(4)Includes $0.69 Middle East and $1.17 South Africa.

Sector Weightings

Energy Stocks	$32.60
Raw Materials Stocks	$27.08
Capital Goods Stocks	$8.52
Multiple Industry Stocks	$7.64
Utilities Stocks	$5.51
Shelter Stocks	$5.07
Miscellaneous Stocks(1)	$4.89
Business Equipment and Services Stocks	$3.73
Retail Stocks	$2.99
Cash and Cash Equivalents, Corporate Debt Securities and Unrealized Loss on Open Forward Currency Contracts	$1.97

(1)Includes $1.26 Consumer Nondurables Stocks, $1.02 Health Care Stocks, $2.49 Technology Stocks and $0.12 Transportation Stocks.

The Investments of Global Natural Resources Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Australia - 0.80%
Paladin Energy Ltd (A)*	192,900	$1,180,441
Sino Gold Mining Limited (A)*	39,913	223,072
Sino Gold Mining Limited (A)(B)*	12,121	67,744
		1,471,257
Bermuda - 1.22%
Aquarius Platinum Limited (A)	36,700	588,823
Bunge Limited	13,500	1,453,815
Katanga Mining Limited (A)*	14,800	189,118
		2,231,756
Brazil - 8.89%
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (A)*	23,000	59,254
CPFL Energia S.A. (A)	16,300	371,226
CPFL Energia S.A., ADR	5,300	362,308
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP (A)	14,400	367,388
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	16,300	833,908
Companhia de Saneamento de Minas Gerais (A)	85,400	1,583,770
Companhia Energetica de Minas Gerais - CEMIG, ADR	59,071	1,450,193
Companhia Vale do Rio Doce, ADR	96,800	2,888,512
Companhia Vale do Rio Doce, ADR	77,200	2,765,304
Suzano Bahia Sul Papel E Celulose S.A. (A)	191,300	3,094,261
Usinas Siderurgicas de Minas Gerais S.A. - USIMINA S (A)	24,200	1,138,220
Votorantim Celulose e Papel S.A. (A)	19,200	513,685
Votorantim Celulose e Papel S.A., ADR	33,800	902,798
		16,330,827
Canada - 7.96%
ARISE Technologies Corporation (A)*	105,000	160,635
Agnico-Eagle Mines Limited (A)	14,500	1,087,678
Aquiline Resources Inc. (A)*	40,200	305,137
Cameco Corporation (A)	48,300	2,074,669
Denison Mines Corp. (A)*	82,300	719,126
First Quantum Minerals Ltd. (A)	30,500	2,104,222
Gerdau Ameristeel Corporation	38,600	744,980
IAMGOLD Corporation (A)	105,200	629,322
MGM Energy Corp. (A)*	281,800	160,286
Nexen Inc. (A)	38,600	1,539,155
Pason Systems Inc. (A)	19,300	312,298
Silver Wheaton Corp. (A)*	135,000	1,985,878
Sino-Forest Corporation (A)(B)*	41,000	718,113
Trican Well Service Ltd. (A)	49,000	1,218,152
Uranium Participation Corporation (A)(B)*	15,000	143,424
UTS Energy Corporation (A)*	121,000	707,228
		14,610,303
Cayman Islands - 2.96%
China High Speed Transmission Equipment Group Co., Ltd. (A)*	270,000	554,041
Noble Corporation (D)	53,000	3,442,880
Suntech Power Holdings Co., Ltd., ADR*	38,500	1,442,210
		5,439,131
Chile - 0.99%
Sociedad Quimica y Minera de Chile S.A., ADR	39,000	1,817,400

China - 1.69%
Shanghai Electric Group Company Limited (A)	675,000	330,693
Yingli Green Energy Holding Company Limited, ADR*	174,000	2,770,080
		3,100,773
Cyprus - 0.15%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)*	70,000	280,000

France - 2.25%
Lafarge (A)	15,400	2,361,379
Saft Groupe SA (A)	3,000	130,884
TOTAL S.A. (A)	19,200	1,638,442
		4,130,705
Germany - 3.04%
Q-Cells AG (A)*	10,800	1,095,406
SGL Carbon AG (A)*	38,500	2,688,344
Siemens AG (A)	16,200	1,788,494
		5,572,244
Hong Kong - 0.45%
Dongfang Electric Corporation Limited (A)	77,000	226,144
Guangdong Investment Limited (A)	770,000	312,059
Harbin Power Equipment Company Limited (A)	200,000	289,846
		828,049
Indonesia - 3.16%
PT Bumi Resources Tbk (A)	6,175,000	5,491,866
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (A)*	270,000	307,484
		5,799,350
Japan - 2.74%
IBIDEN CO., LTD. (A)	19,300	701,587
Mitsubishi Corporation (A)	48,000	1,582,144
NGK INSULATORS, LTD. (A)	49,100	954,857
Shin-Etsu Chemical Co., Ltd. (A)	29,000	1,797,052
		5,035,640
Kazakhstan - 0.54%
Joint Stock Company KazMunaiGas Exploration Production, GDR (A)	32,000	998,400

Luxembourg - 0.44%
Ternium S.A., ADR	19,300	810,600

Malaysia - 0.20%
Kuala Lumpur Kepong Berhad (A)	67,500	363,581

Netherlands - 0.96%
AMG Advanced Metallurgical Group N.V. (A)*	5,400	461,237
Akzo Nobel N.V. (A)	19,000	1,306,074
		1,767,311
Norway - 4.12%
Aker Solutions ASA (A)	91,500	2,160,307
Renewable Energy Corporation ASA (A)*	174,100	4,512,134
SeaDrill Limited (A)	29,000	886,820
		7,559,261
Papua New Guinea - 0.66%
Lihir Gold Limited (A)*	387,000	1,220,586

Philippines - 0.15%
Manila Water Company, Inc. (A)	120,000	48,780
PNOC Energy Development Corporation (A)	1,950,000	225,860
		274,640
Russia - 7.12%
OAO TMK, GDR (A)	7,000	275,660
Open Joint Stock Company Gazprom, ADR (A)	164,500	9,541,000
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR (A)	48,500	1,220,988
Uralkali Group, GDR (A)*	28,100	2,042,870
		13,080,518
Singapore - 0.30%
Indofood Agri Resources Ltd. (A)*	290,000	543,530

South Africa - 1.17%
Impala Platinum Holdings Limited (A)	48,500	1,913,985
Mvelaphanda Resources Limited (A)*	27,500	228,113
		2,142,098
Spain - 1.18%
ACCIONA, S.A. (A)	7,700	1,828,802
Gamesa Corporacion Tecnologica, S.A. (A)	6,900	339,166
		2,167,968
Taiwan - 0.80%
Epistar Corporation (A)	535,000	965,901
Everlight Electronics Co., Ltd. (A)	193,000	498,509
		1,464,410
Thailand - 0.28%
Thai Oil Public Company Limited (A)	327,900	509,969

United Kingdom - 0.51%
Randgold Resources Limited, ADR	20,400	941,154

United States - 40.13%
Allegheny Technologies Incorporated	101,000	5,987,280
Avery Dennison Corporation	5,600	246,008
Boardwalk Pipeline Partners, LP	14,500	340,605
CONSOL Energy Inc. (D)	29,000	3,258,730
Celanese Corporation, Series A	14,400	657,504
Chesapeake Energy Corporation	23,100	1,523,676
Cleveland-Cliffs Inc	9,600	1,144,224
Commercial Metals Company	9,600	361,920
Complete Production Services, Inc.*	50,500	1,839,210
Copano Energy, L.L.C., Units	12,500	422,875
Cytec Industries Inc.	7,700	420,112
Domtar Corporation*	561,700	3,061,265
Energy Transfer Partners, L.P.	19,200	834,624
First Solar, Inc.*	1,900	518,244
Foundation Coal Holdings, Inc.	38,700	3,428,046
Frontier Oil Corporation	19,400	463,854
General Electric Company	105,900	2,826,471
Halliburton Company (D)	77,000	4,086,390
Helix Energy Solutions Group, Inc.*	17,300	720,372
Hercules Incorporated	70,000	1,185,100
Hornbeck Offshore Services, Inc.*	11,500	649,865
International Paper Company	19,500	454,350
MEMC Electronic Materials, Inc.*	21,300	1,310,802
Marathon Oil Corporation	116,000	6,016,920
Mosaic Company*	53,000	7,669,100
Peabody Energy Corporation (D)	58,200	5,124,510
Petrohawk Energy Corporation*	19,500	903,045
Plains All American Pipeline, L.P.	14,500	654,095
Praxair, Inc.	19,300	1,818,832
RTI International Metals, Inc.*	30,900	1,100,658
Rock-Tenn Company, Class A	6,100	182,939
Rockwood Holdings, Inc.*	67,500	2,349,000
Smith International, Inc.	38,500	3,200,890
SunPower Corporation, Class A*	9,700	697,042
Superior Energy Services, Inc.*	16,200	893,268
Transocean Inc.	15,500	2,362,045
Valero Energy Corporation	72,500	2,985,550
Verso Paper Holdings LLC*	67,500	571,050
Williams Companies, Inc. (The)	14,400	580,464
Williams Partners L.P.	19,200	630,720
Zoltek Companies, Inc.*	8,400	203,826
		73,685,481

TOTAL COMMON STOCKS - 94.86%		$174,176,942

(Cost: $148,237,942)

PREFERRED STOCKS

Brazil - 3.17%
Bradespar S.A. (A)	69,500	1,872,871
CESP - Companhia Energetica de Sao Paulo (A)*	135,500	2,721,664
Companhia de Transmissao de Energia Eletrica Paulista (A)	8,100	265,015
Companhia Energetica de Minas Gerais - CEMIG (A)	39,584	968,920
		5,828,470
United States - 0.12%
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)*	68,000	210,800

TOTAL PREFERRED STOCKS - 3.29%		$6,039,270

(Cost: $4,181,095)

CORPORATE DEBT SECURITIES - 0.06%	Principal Amount in Thousands	Value

Brazil
Bahia Sul Celulose S.A.,
8.6141%, 12-1-12 (B)(C)(E)(F)	BRL180	$112,282
(Cost: $87,297)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.02%)	Face Amount in Thousands

British Pound, 7-30-08 (short) (E)	GBP85	(2,743)
British Pound, 8-7-08 (short) (E)	32	(601)
British Pound, 9-18-08 (short) (E)	100	(2,596)
Canadian Dollar, 7-9-08 (short) (E)	CAD1,175	5,274
Canadian Dollar, 7-16-08 (short) (E)	1,900	(4,443)
Canadian Dollar, 7-23-08 (short) (E)	425	2,807
Canadian Dollar, 8-7-08 (short) (E)	600	7,172
Canadian Dollar, 8-13-08 (short) (E)	980	14,399
Canadian Dollar, 8-27-08 (short) (E)	1,200	30,095
Canadian Dollar, 9-3-08 (short) (E)	1,002	16,862
Euro, 7-9-08 (short) (E)	EUR800	(8,903)
Euro, 7-23-08 (short) (E)	300	3,849
Euro, 7-30-08 (short) (E)	800	(13,129)
Euro, 8-7-08 (short) (E)	450	(14,085)
Euro, 8-13-08 (short) (E)	440	(12,369)
Euro, 8-20-08 (short) (E)	1,265	(13,970)
Euro, 9-5-08 (short) (E)	400	(8,926)
Euro, 9-10-08 (short) (E)	450	(1,579)
Euro, 9-18-08 (short) (E)	300	(7,182)
Euro, 9-25-08 (short) (E)	800	323
Euro, 9-25-08 (short) (E)	100	(2,427)
Indonesian Rupiahs, 7-10-08 (short) (E)	IDR3,100,000	(3,560)
Indonesian Rupiahs, 7-11-08 (short) (E)	3,200,000	(4,142)
Indonesian Rupiahs, 7-17-08 (short) (E)	3,400,000	735
Indonesian Rupiahs, 7-17-08 (short) (E)	1,400,000	(2,369)
Indonesian Rupiahs, 7-18-08 (short) (E)	1,500,000	(3,389)
Indonesian Rupiahs, 7-24-08 (short) (E)	1,700,000	288
Indonesian Rupiahs, 7-24-08 (short) (E)	1,300,000	(2,172)
Indonesian Rupiahs, 7-25-08 (short) (E)	3,115,000	(3,151)
Indonesian Rupiahs, 8-8-08 (short) (E)	990,000	(2,104)
Indonesian Rupiahs, 8-14-08 (short) (E)	1,340,000	(2,456)
Indonesian Rupiahs, 8-15-08 (short) (E)	1,500,000	(3,422)
Indonesian Rupiahs, 8-22-08 (short) (E)	990,000	(2,057)
Indonesian Rupiahs, 8-28-08 (short) (E)	1,340,000	(2,549)
Indonesian Rupiahs, 8-29-08 (short) (E)	1,520,000	(4,217)
Indonesian Rupiahs, 9-11-08 (short) (E)	IDR1,200,000	(1,156)
Indonesian Rupiahs, 9-12-08 (short) (E)	1,360,000	(3,833)
Indonesian Rupiahs, 9-18-08 (short) (E)	1,500,000	(2,288)
Indonesian Rupiahs, 9-19-08 (short) (E)	1,400,000	(1,558)
Indonesian Rupiahs, 9-25-08 (short) (E)	2,600,000	(2,163)
Indonesian Rupiahs, 9-26-08 (short) (E)	3,660,000	(3,282)
Japanese Yen, 7-9-08 (short) (E)	JPY5,000	2,018
Japanese Yen, 7-16-08 (short) (E)	60,000	10,822
Japanese Yen, 7-30-08 (short) (E)	60,000	10,787
Japanese Yen, 9-5-08 (short) (E)	15,000	2,248
Japanese Yen, 9-10-08 (short) (E)	37,000	477
Japanese Yen, 9-10-08 (short) (E)	100,000	(14,439)
South African Rand, 7-16-08 (short) (E)	ZAR2,535	(6,536)
South African Rand, 7-23-08 (short) (E)	2,100	(1,669)
South African Rand, 7-30-08 (short) (E)	2,100	6,429
South African Rand, 8-7-08 (short) (E)	2,035	4,681
South African Rand, 8-13-08 (short) (E)	2,630	3,850
South African Rand, 8-20-08 (short) (E)	2,250	4,282
South African Rand, 8-27-08 (short) (E)	500	219
South African Rand, 9-17-08 (short) (E)	2,000	(6,261)
		$(44,109)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Starbucks Corporation,
3.05%, 7-1-08	$4,083	4,083,000
USAA Capital Corp.,
2.2%, 7-1-08	2,000	2,000,000

TOTAL SHORT-TERM SECURITIES - 3.31%		$6,083,000

(Cost: $6,083,000)

TOTAL INVESTMENT SECURITIES - 101.50%		$186,367,385

(Cost: $158,589,334)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.50%)		(2,747,940)

NET ASSETS - 100.00%		$183,619,445

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $1,532,363 or 0.83% of net assets.
(C)Security valued in good faith by the Valuation Committee subject to the supervision of the Board of Directors.
(D)Securities serve as cover for the following written call options outstanding at June 30, 2008. (See Note 6 to Financial Statements.):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

CONSOL Energy Inc.	72	July/115	$27,369	$32,400
Halliburton Company	192	October/55	35,167	69,120
Noble Corporation	132	September/70	50,910	46,200
Peabody Energy Corporation	181	July/85	41,116	104,980

			$154,562	$252,700

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL- Brazilian Real, CAD - Canadian Dollar, EUR - Euro, GBP - British Pound, IDR - Indonesian Rupiahs, JPY - Japanese Yen, ZAR - South African Rand).
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.
(F)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

Statement of Assets and Liabilities
      GLOBAL NATURAL RESOURCES PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $158,589) (Notes 1 and 4)	$186,367
Cash denominated in foreign currencies (cost - $10)	11
Receivables:
Investment securities sold	1,486
Dividends and interest	337
Portfolio shares sold	225
Prepaid and other assets	2

Total assets	188,428

LIABILITIES
Payable for investment securities purchased	4,495
Outstanding written options - at value (premium received - $155) (Note 6)	253
Due to custodian	12
Payable to Portfolio shareholders	8
Accrued accounting services fee (Note 2)	6
Accrued management fee (Note 2)	5
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	––	*
Other	29

Total liabilities	4,809

Total net assets	$183,619

NET ASSETS
$0.001 par value capital stock:
Capital stock	$17
Additional paid-in capital	130,041
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(31)
Accumulated undistributed net realized gain on investment transactions	25,905
Net unrealized appreciation in value of investments	27,687

Net assets applicable to outstanding units of capital	$183,619

Net asset value, redemption and offering price per share	$10.6203

Capital shares outstanding	17,290
Capital shares authorized	40,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      GLOBAL NATURAL RESOURCES PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $62)	$1,007
Interest and amortization (net of foreign withholding taxes of $1)	39

Total income	1,046

Expenses (Note 2):
Investment management fee	836
Service fee	209
Custodian fees	54
Accounting services fee	33
Audit fees	18
Shareholder servicing	1
Other	25

Total expenses	1,176

Net investment loss	(130)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on securities	18,176
Realized net gain on forward currency contracts	677
Realized net loss on foreign currency transactions	(99)

Realized net gain on investments	18,754

Unrealized depreciation in value of securities during the period	(9,095)
Unrealized depreciation in value of forward currency contracts during the period	(242)
Unrealized depreciation in value of written options during the period	(98)
Unrealized appreciation in value of foreign currency exchange transactions during the period	2

Unrealized depreciation in value of investments during the period	(9,433)

Net gain on investments	9,321

Net increase in net assets resulting from operations	$9,191

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GLOBAL NATURAL RESOURCES PORTFOLIO
      (In Thousands)                                                                                                               (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2008	2007

INCREASE IN NET ASSETS
Operations:
Net investment income (loss)	$(130)	$244
Realized net gain on investments	18,754	18,592
Unrealized appreciation (depreciation)	(9,433)	26,009

Net increase in net assets resulting from operations	9,191	44,845

Distributions to shareholders from (Note 1E):(1)
Net investment income	(––)	(33)
Realized gains on investment transactions	(––)	(11,800)

	(––)	(11,833)

Capital share transactions(2)	9,806	41,158

Total increase	18,997	74,170
NET ASSETS
Beginning of period	164,622	90,452

End of period	$183,619	$164,622

Accumulated undistributed net investment income (loss)	$(31)	$198

(1)See "Financial Highlights" on page 96.

(2)Shares issued from sale of shares	1,842	4,071
Shares issued from reinvestment of dividend and/or capital gains distribution	––	1,174
Shares redeemed	(877)	(867)

Increase in outstanding capital shares	965	4,378

Value issued from sale of shares	$18,280	$37,170
Value issued from reinvestment of dividend and/or capital gains distribution	––	11,833
Value redeemed	(8,474)	(7,845)

Increase in outstanding capital	$9,806	$41,158

See Notes to Financial Statements.

Financial Highlights
      GLOBAL NATURAL RESOURCES PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 4-28-05(1) through
	6-30-08		2007	2006	12-31-05

Net asset value, beginning of period	$10.0838		$7.5711	$6.2719	$5.0000

Income (loss) from investment operations:
Net investment income (loss)	(0.0082)		0.0148	0.0295	(0.0112)
Net realized and unrealized gain on investments	0.5447		3.2797	1.5690	1.3132

Total from investment operations	0.5365		3.2945	1.5985	1.3020

Less distributions from:
Net investment income	(0.0000)		(0.0022)	(0.0235)	(0.0000)
Capital gains	(0.0000)		(0.7796)	(0.2758)	(0.0301)

Total distributions	(0.0000)		(0.7818)	(0.2993)	(0.0301)

Net asset value, end of period	$10.6203		$10.0838	$7.5711	$6.2719

Total return	5.32%		43.50%	25.49%	26.04%
Net assets, end of period (in millions)	$184		$165	$90	$32
Ratio of expenses to average net assets	1.41	%(2)	1.38%	1.51%	2.17	%(2)
Ratio of net investment income (loss) to average net assets	-0.16	%(2)	0.20%	0.53%	-0.60	%(2)
Portfolio turnover rate	87%		122%	111%	66%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Growth Portfolio had net assets totaling $1,116,622,453 invested in a diversified portfolio of:

92.35%	Domestic Common Stocks
4.82%	Cash and Cash Equivalents
2.83%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Technology Stocks	$23.74
Health Care Stocks	$19.57
Energy Stocks	$12.65
Consumer Nondurables Stocks	$9.70
Capital Goods Stocks	$8.25
Financial Services Stocks	$5.79
Cash and Cash Equivalents	$4.82
Raw Materials Stocks	$4.67
Retail Stocks	$3.84
Consumer Durables Stocks	$2.50
Business Equipment and Services Stocks	$2.40
Miscellaneous Stocks(1)	$2.07

(1)Includes $1.11 Consumer Services Stocks and $0.96 Utilities Stocks.

The Investments of Growth Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 2.62%
Raytheon Company	312,500	$17,587,500
United Technologies Corporation	190,000	11,723,000
		29,310,500
Beverages - 5.46%
Coca-Cola Company (The)	855,000	44,442,900
PepsiCo, Inc.	260,000	16,533,400
		60,976,300
Business Equipment and Services - 0.54%
Jacobs Engineering Group Inc.*	75,000	6,052,500

Capital Equipment - 5.36%
Deere & Company	505,000	36,425,650
Foster Wheeler Ltd.*	90,000	6,572,700
Joy Global Inc.	222,500	16,884,412
		59,882,762
Chemicals - Petroleum and Inorganic - 4.67%
Monsanto Company	412,500	52,156,500

Communications Equipment - 4.74%
Cisco Systems, Inc.*	795,000	18,499,650
QUALCOMM Incorporated	775,000	34,406,125
		52,905,775
Computers - Main and Mini - 2.24%
Hewlett-Packard Company	565,000	24,978,650

Computers - Micro - 4.28%
Apple Inc.*	285,500	47,811,258

Computers - Peripherals - 3.13%
Activision, Inc.*	340,000	11,592,300
Adobe Systems Incorporated*	320,000	12,592,000
Electronic Arts Inc.*	242,500	10,773,062
		34,957,362
Consumer Electronics - 2.50%
Research In Motion Limited*	239,100	27,962,745

Defense - 3.38%
General Dynamics Corporation	448,000	37,721,600

Electrical Equipment - 1.89%
Emerson Electric Co.	427,200	21,125,040

Electronic Components - 1.54%
Microchip Technology Incorporated	563,600	17,186,982

Electronic Instruments - 1.81%
Thermo Fisher Scientific Inc.*	362,500	20,202,125

Health Care - Drugs - 15.32%
Abbott Laboratories	826,800	43,795,596
Alcon, Inc.	151,100	24,597,569
Allergan, Inc.	163,500	8,510,175
Genentech, Inc.*	440,000	33,396,000
Gilead Sciences, Inc.*	969,800	51,331,514
Roche Holding Ltd, ADR	105,000	9,415,350
		171,046,204
Health Care - General - 4.25%
Baxter International Inc.	395,000	25,256,300
DENTSPLY International Inc.	297,500	10,958,413
Zimmer Holdings, Inc.*	164,600	11,201,030
		47,415,743
Hotels and Gaming - 1.11%
International Game Technology	315,000	7,868,700
Las Vegas Sands, Inc.*	94,400	4,478,336
		12,347,036
Household - General Products - 4.24%
Colgate-Palmolive Company	685,000	47,333,500

Insurance - Life - 1.52%
Aflac Incorporated	270,000	16,956,000

Non-Residential Construction - 1.00%
Fluor Corporation	60,000	11,164,800

Petroleum - Services - 12.65%
McDermott International, Inc.*	185,000	11,449,650
National Oilwell Varco, Inc.*	180,000	15,969,600
Schlumberger Limited	418,100	44,916,483
Smith International, Inc.	512,800	42,634,192
Weatherford International Ltd.*	530,000	26,282,700
		141,252,625
Restaurants - 2.89%
McDonald's Corporation	302,500	17,006,550
YUM! Brands, Inc.	435,700	15,288,713
		32,295,263
Retail - General Merchandise - 0.95%
Kohl's Corporation*	265,000	10,610,600

Security and Commodity Brokers - 4.27%
CME Group Inc.	63,200	24,217,608
Goldman Sachs Group, Inc. (The)	72,600	12,697,740
MasterCard Incorporated, Class A	40,500	10,753,560
		47,668,908
Timesharing and Software - 1.86%
Google Inc., Class A*	39,460	20,794,828

Utilities - Telephone - 0.96%
China Mobile (Hong Kong) Limited, ADR	160,000	10,712,000

TOTAL COMMON STOCKS - 95.18%		$1,062,827,606

(Cost: $796,489,526)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Abbott Laboratories,
2.245%, 7-7-08	$10,000	9,996,258
BP Capital Markets p.l.c.,
2.6%, 7-1-08	3,540	3,540,000
Danaher Corporation,
2.16%, 7-1-08	5,000	5,000,000
E.I. du Pont de Nemours and Company,
2.17%, 7-17-08	5,000	4,995,178
Sonoco Products Co.,
3.1%, 7-1-08	3,361	3,361,000
USAA Capital Corp.,
2.2%, 7-1-08	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 2.86%		$31,892,436

(Cost: $31,892,436)

TOTAL INVESTMENT SECURITIES - 98.04%		$1,094,720,042

(Cost: $828,381,962)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.96%		21,902,411

NET ASSETS - 100.00%		$1,116,622,453

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      GROWTH PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $828,382) (Notes 1 and 4)	$1,094,720
Cash	311
Receivables:
Investment securities sold	22,539
Dividends and interest	943
Portfolio shares sold	462
Prepaid and other assets	15

Total assets	1,118,990

LIABILITIES
Payable to Portfolio shareholders	1,138
Payable for investment securities purchased	1,054
Accrued accounting services fee (Note 2)	21
Accrued management fee (Note 2)	21
Accrued service fee (Note 2)	8
Accrued shareholder servicing (Note 2)	2
Other	124

Total liabilities	2,368

Total net assets	$1,116,622

NET ASSETS
$0.001 par value capital stock:
Capital stock	$103
Additional paid-in capital	857,150
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	932
Accumulated undistributed net realized loss on investment transactions	(7,901)
Net unrealized appreciation in value of investments	266,338

Net assets applicable to outstanding units of capital	$1,116,622

Net asset value, redemption and offering price per share	$10.8047

Capital shares outstanding	103,346
Capital shares authorized	280,000

See Notes to Financial Statements.

Statement of Operations
      GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $143)	$5,870
Interest and amortization	785

Total income	6,655

Expenses (Note 2):
Investment management fee	4,043
Service fee	1,459
Accounting services fee	124
Custodian fees	20
Legal fees	19
Audit fees	14
Shareholder servicing	5
Other	97

Total	5,781
Less expenses in excess of limit (Notes 2 and 14)	(150)

Total expenses	5,631

Net investment income	1,024

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments	43,150
Unrealized depreciation in value of investments during the period	(175,239)

Net loss on investments	(132,089)

Net decrease in net assets resulting from operations	$(131,065)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      GROWTH PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$1,024	$(83)
Realized net gain on investments	43,150	84,897
Unrealized appreciation (depreciation)	(175,239)	197,151

Net increase (decrease) in net assets resulting from operations	(131,065)	281,965

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(14)
Realized gains on investment transactions	(––)	(30,000)

	(––)	(30,014)

Capital share transactions(2)	(57,103)	(124,146)

Total increase (decrease)	(188,168)	127,805
NET ASSETS
Beginning of period	1,304,790	1,176,985

End of period	$1,116,622	$1,304,790

Accumulated undistributed net investment income (loss)	$932	$(92)

(1)See "Financial Highlights" on page 105.

(2)Shares issued from sale of shares	3,164	4,083
Shares issued from reinvestment of dividend and/or capital gains distribution	––	2,496
Shares redeemed	(8,336)	(18,391)

Decrease in outstanding capital shares	(5,172)	(11,812)

Value issued from sale of shares	$35,104	$44,207
Value issued from reinvestment of dividend and/or capital gains distribution	––	30,014
Value redeemed	(92,207)	(198,367)

Decrease in outstanding capital	$(57,103)	$(124,146)

See Notes to Financial Statements.

Financial Highlights
      GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$12.0237	$9.7813	$9.3125	$8.3728	$8.1267	$6.6041

Income (loss) from investment operations:
Net investment income (loss)	0.0099	(0.0008)	(0.0001)	(0.0029)	0.0228	(0.0048)
Net realized and unrealized gain (loss) on investments	(1.2289)	2.5262	0.4689	0.9429	0.2460	1.5275

Total from investment operations	(1.2190)	2.5254	0.4688	0.9400	0.2688	1.5227

Less distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0000)	(0.0003)	(0.0227)	(0.0001)
Capital gains	(0.0000)	(0.2829)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.2830)	(0.0000)	(0.0003)	(0.0227)	(0.0001)

Net asset value, end of period	$10.8047	$12.0237	$9.7813	$9.3125	$8.3728	$8.1267

Total return	-10.14%	25.81%	5.04%	11.23%	3.31%	23.06%
Net assets, end of period (in millions)	$1,117	$1,305	$1,177	$1,252	$1,252	$1,283
Ratio of expenses to average net assets including expense waiver	0.97	%(1)	0.97%	0.99%	1.00%	1.00%	0.99%
Ratio of net investment income (loss) to average net assets including expense waiver	0.17	%(1)	-0.01%	0.00%	-0.03%	0.27%	-0.09%
Ratio of expenses to average net assets excluding expense waiver	0.99	%(1)	0.99%	1.00%	1.00	%(2)	1.00	%(2)	0.99	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	0.15	%(1)	-0.03%	-0.01%	-0.03	%(2)	0.27	%(2)	-0.09	%(2)
Portfolio turnover rate	24%	42%	67%	59%	81%	59%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF HIGH INCOME PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target High Income Portfolio had net assets totaling $203,556,050 invested in a diversified portfolio of:

86.15%	Domestic Corporate Debt Securities
10.67%	Cash and Cash Equivalents
1.97%	Foreign Corporate Debt Securities
1.21%	Common Stocks

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Cash and Cash Equivalents	$10.67
Health Care Bonds	$10.35
Financial Services Bonds	$9.98
Business Equipment and Services Bonds	$9.83
Capital Goods Bonds	$9.57
Consumer Services Bonds	$8.88
Retail Bonds	$8.45
Miscellaneous Bonds(1)	$5.92
Raw Materials Bonds	$5.87
Consumer Nondurables Bonds	$5.15
Energy Bonds	$4.30
Multiple Industry Bonds	$3.61
Technology Bonds	$3.18
Utilities Bonds	$3.03
Common Stocks	$1.21

(1)Includes $2.34 Consumer Durables Bonds, $1.49 Shelter Bonds and $2.09 Transportation Bonds.

Quality Weightings

On June 30, 2008, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

Investment Grade
A	0.79%
BBB	2.68%
Non-Investment Grade
BB	11.19%
B	48.59%
CCC	23.99%
Not Rated	0.88%
Cash and Cash Equivalents and Equities	11.88%

Ratings reflected in the wheel above are taken from Standard & Poor's.

The Investments of High Income Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Broadcasting - 0.01%
Citadel Broadcasting Corporation*	15,000	$18,300

Hospital Supply and Management - 0.31%
Community Health Systems, Inc.*	10,000	329,800
HMS Holdings Corp.*	14,000	300,860
		630,660
Hotels and Gaming - 0.06%
Pinnacle Entertainment, Inc.*	12,500	131,125

Motion Pictures - 0.22%
RHI Entertainment, Inc.*	35,000	456,400

Petroleum - Services - 0.48%
Baker Hughes Incorporated	5,000	436,700
Schlumberger Limited	5,000	537,150
		973,850
Retail - Specialty Stores - 0.13%
Inergy, L.P.	10,000	260,450

TOTAL COMMON STOCKS - 1.21%		$2,470,785

(Cost: $2,327,828)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.48%
Delta Air Lines, Inc.:
8.954%, 8-10-14	$589	441,708
8.021%, 8-10-22	727	545,306
		987,014
Aircraft - 0.92%
Esterline Technologies Corporation,
7.75%, 6-15-13	750	753,750
L-3 Communications Corporation:
6.125%, 1-15-14	200	187,500
5.875%, 1-15-15	1,000	922,500
		1,863,750
Apparel - 0.46%
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,000	940,000

Beverages - 0.41%
Cott Beverages Inc.,
8.0%, 12-15-11	1,000	840,000

Broadcasting - 4.07%
CSC Holdings Inc,
8.5%, 6-15-15 (A)	600	589,500
Cablevision Systems Corporation,
7.1325%, 4-1-09 (B)	2,905	2,905,000
Clear Channel Communications, Inc.,
7.65%, 9-15-10	3,250	3,334,221
EchoStar DBS Corporation,
7.75%, 5-31-15 (A)	1,500	1,458,750
		8,287,471
Business Equipment and Services - 9.64%
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,000	995,000
Carriage Services, Inc.,
7.875%, 1-15-15	150	144,000
Corrections Corporation of America,
7.5%, 5-1-11	1,000	1,005,000
Education Management LLC and Education Management Finance Corp.,
10.25%, 6-1-16	2,500	2,300,000
Iron Mountain Incorporated,
8.625%, 4-1-13	1,500	1,507,500
Lamar Advertising Company,
6.625%, 8-15-15	2,000	1,820,000
Lamar Media Corp.,
6.625%, 8-15-15	500	455,000
Laureate Education, Inc.:
10.0%, 8-15-15 (A)	1,000	925,000
11.0%, 8-15-15 (A)(C)	750	654,666
11.75%, 8-15-17 (A)	375	345,000
SunGard Data Systems Inc.:
9.125%, 8-15-13	625	631,250
10.25%, 8-15-15	3,500	3,517,500
Tube City IMS Corporation,
9.75%, 2-1-15	640	590,400
West Corporation:
9.5%, 10-15-14	1,500	1,350,000
11.0%, 10-15-16	4,000	3,380,000
		19,620,316
Capital Equipment - 2.46%
RBS Global, Inc. and Rexnord LLC:
9.5%, 8-1-14	1,025	989,125
11.75%, 8-1-16	500	480,000
8.875%, 9-1-16	310	289,850
Simmons Bedding Company,
7.875%, 1-15-14	1,225	1,053,500
Simmons Company,
0.0%, 12-15-14 (D)	3,000	2,205,000
		5,017,475
Chemicals - Petroleum and Inorganic - 0.53%
Basell AF S.C.A, BIL Acquisition Holdings Limited, Basell Holdings B.V., Basell Finance Company B. V. and Basell Germany Holdings GmbH,
7.0%, 12-20-14 (B)	1,250	1,087,112

Chemicals - Specialty - 4.16%
Compass Minerals International, Inc.,
12.0%, 6-1-13	1,525	1,605,062
Huntsman International LLC,
7.375%, 1-1-15	1,275	1,115,625
Momentive Performance Materials Inc.:
9.75%, 12-1-14	2,500	2,137,500
11.5%, 12-1-16	1,500	1,117,500
Mosaic Company (The):
7.375%, 12-1-14 (A)	350	365,750
7.875%, 12-1-16 (A)	2,000	2,130,000
		8,471,437
Computers - Peripherals - 1.51%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (D)	3,325	3,075,625

Construction Materials - 6.64%
Ames True Temper, Inc.,
6.71313%, 1-15-12 (B)	1,650	1,419,000
Builders FirstSource, Inc.,
6.92563%, 2-15-12 (B)	1,250	850,000
CPG International I Inc.,
10.5%, 7-1-13	2,000	1,670,000
Interface, Inc.,
9.5%, 2-1-14	3,000	3,105,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (D)	1,600	1,490,000
Nortek, Inc.,
10.0%, 12-1-13 (A)	1,000	955,000
Ply Gem Industries, Inc.:
9.0%, 2-15-12	4,500	2,643,750
11.75%, 6-15-13 (A)	1,500	1,376,250
		13,509,000
Electronic Components - 0.75%
Freescale Semiconductor, Inc.,
8.875%, 12-15-14	1,260	1,023,750
Viasystems, Inc.,
10.5%, 1-15-11	500	493,750
		1,517,500
Finance Companies - 8.24%
DirecTV Holdings LLC and DirecTV Financing Co.,
7.625%, 5-15-16 (A)	2,000	1,970,000
Ford Motor Credit Company:
9.75%, 9-15-10	1,000	872,046
9.875%, 8-10-11	1,000	842,778
5.46%, 1-13-12 (B)	350	248,773
8.0%, 12-15-16	1,000	727,562
Ford Motor Credit Company LLC,
12.0%, 5-15-15	500	440,390
KAR Holdings, Inc.:
6.87281%, 5-1-14 (B)	1,750	1,452,500
8.75%, 5-1-14	160	139,200
10.0%, 5-1-15	160	134,400
PIH Acquisition Co.,
10.75%, 10-1-13	475	375,250
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11-15-14	750	720,000
10.5%, 11-15-16	3,000	2,857,500
Toll Corp.,
8.25%, 12-1-11	890	861,075
Xerox Capital Trust I,
8.0%, 2-1-27	5,250	5,132,589
		16,774,063
Food and Related - 1.18%
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (D)	2,850	2,401,125

Forest and Paper Products - 1.49%
Buckeye Technologies Inc.:
8.0%, 10-15-10	2,645	2,645,000
8.5%, 10-1-13	400	398,000
		3,043,000
Health Care - Drugs - 0.27%
Warner Chilcott Corporation,
8.75%, 2-1-15	533	540,995

Health Care - General - 1.17%
Bausch & Lomb Incorporated,
9.875%, 11-1-15 (A)	400	402,000
Biomet, Inc.,
10.0%, 10-15-17 (A)	750	800,625
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14 (A)	475	475,000
11.75%, 11-15-14	750	695,625
		2,373,250
Hospital Supply and Management - 8.91%
CHS/Community Health Systems, Inc.:
4.7325%, 7-25-14 (B)	598	562,521
4.89938%, 7-25-14 (B)	1,878	1,767,978
8.875%, 7-15-15	1,250	1,257,813
HCA Inc.:
6.95%, 5-1-12	350	330,750
6.75%, 7-15-13	1,750	1,535,625
5.05063%, 11-18-13 (B)	500	469,090
9.125%, 11-15-14	475	485,687
9.25%, 11-15-16	575	592,250
9.625%, 11-15-16	825	849,750
HealthSouth Corporation:
9.13313%, 6-15-14 (B)	2,750	2,791,250
10.75%, 6-15-16	1,750	1,881,250
Rural/Metro Corporation,
0.0%, 3-15-16 (D)	1,415	976,350
US Oncology, Inc.:
9.0%, 8-15-12	1,295	1,285,288
10.75%, 8-15-14	1,500	1,488,750
United Surgical Partners International, Inc.,
8.875%, 5-1-17	2,000	1,860,000
		18,134,352
Hotels and Gaming - 3.30%
Gaylord Entertainment Company,
6.75%, 11-15-14	750	682,500
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	1,750	1,505,000
Penn National Gaming, Inc.,
6.75%, 3-1-15	800	776,000
Pinnacle Entertainment, Inc.:
8.25%, 3-15-12	2,465	2,421,863
8.75%, 10-1-13	500	500,000
7.5%, 6-15-15	250	191,250
Shingle Springs Tribal Gaming Authority,
9.375%, 6-15-15 (A)	800	650,000
		6,726,613
Household - General Products - 3.10%
Central Garden & Pet Company,
9.125%, 2-1-13	3,500	3,045,000
JohnsonDiversey, Inc.,
9.625%, 5-15-12	1,060	1,070,600
Solo Cup Company,
8.5%, 2-15-14	2,500	2,187,500
		6,303,100
Metal Fabrication - 0.47%
Aleris International, Inc.:
9.0%, 12-15-14	750	597,187
10.0%, 12-15-16	500	366,250
		963,437
Mining - 1.18%
Freeport-McMoRan Copper & Gold Inc.:
5.8825%, 4-1-15 (B)	1,000	1,009,860
8.25%, 4-1-15	825	867,281
8.375%, 4-1-17	500	527,500
		2,404,641
Motion Pictures - 1.11%
AMC Entertainment Inc.,
11.0%, 2-1-16	1,500	1,485,000
Marquee Holdings Inc.,
9.50512%, 8-15-14	1,000	785,000
		2,270,000
Motor Vehicles - 2.34%
Ford Motor Company,
7.45%, 7-16-31	500	291,250
Group 1 Automotive, Inc.,
8.25%, 8-15-13	2,500	2,337,500
Sonic Automotive, Inc.,
8.625%, 8-15-13	1,353	1,251,525
United Auto Group, Inc.,
7.75%, 12-15-16	1,000	875,000
		4,755,275
Multiple Industry - 3.61%
Dynegy Holdings Inc.,
8.375%, 5-1-16	1,500	1,455,000
Freescale Semiconductor, Inc.,
9.125%, 12-15-14	500	388,750
Hawker Beechcraft Acquisition Company LLC and Hawker Beechcraft Notes Company,
9.75%, 4-1-17	2,025	2,025,000
Texas Competitive Electric Holdings Company LLC and TCEH Finance, Inc.,
10.25%, 11-1-15 (A)	1,500	1,470,000
UCI Holdco, Inc.,
10.27625%, 12-15-13 (B)(C)	2,387	2,019,264
		7,358,014
Petroleum - Domestic - 3.10%
Chesapeake Energy Corporation:
6.375%, 6-15-15	500	472,500
6.25%, 1-15-18	1,000	920,000
Denbury Resources Inc.:
7.5%, 4-1-13	250	249,375
7.5%, 12-15-15	500	497,500
EXCO Resources, Inc.,
7.25%, 1-15-11	900	884,250
Petrohawk Energy Corporation:
9.125%, 7-15-13	2,250	2,306,250
7.875%, 6-1-15 (A)	1,000	976,250
		6,306,125
Petroleum - International - 0.85%
Inergy, L.P. and Inergy Finance Corp.,
8.25%, 3-1-16 (A)	1,750	1,723,750

Petroleum - Services - 0.35%
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (A)	725	703,250

Publishing - 0.40%
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	820	809,750

Railroad - 1.61%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12-1-13	350	339,500
7.375%, 6-1-14	500	485,000
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	1,275	1,287,750
TFM, S.A. de C.V.,
9.375%, 5-1-12	1,125	1,170,000
		3,282,250
Restaurants - 1.81%
NPC International, Inc.,
9.5%, 5-1-14	4,250	3,676,250

Retail - Food Stores - 1.35%
Pantry, Inc. (The),
7.75%, 2-15-14	975	731,250
Rite Aid Corporation,
8.125%, 5-1-10	1,000	1,010,000
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	1,000	1,005,000
		2,746,250
Retail - General Merchandise - 2.48%
Dollar General Corporation:
10.625%, 7-15-15	3,750	3,712,500
11.875%, 7-15-17	460	434,700
Intcomex, Inc.,
11.75%, 1-15-11	1,000	895,000
		5,042,200
Retail - Specialty Stores - 2.81%
Ferrellgas Partners, L.P. and Ferrellgas Partners Finance Corp.,
8.75%, 6-15-12	1,000	980,000
Jostens IH Corp.,
7.625%, 10-1-12	500	491,250
Visant Holding Corp.,
8.75%, 12-1-13	4,325	4,238,500
		5,709,750
Security and Commodity Brokers - 1.74%
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11-15-11	1,250	1,212,500
8.875%, 12-1-13	800	802,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	1,564	1,536,630
		3,551,130
Timesharing and Software - 0.19%
iPayment, Inc.,
9.75%, 5-15-14	450	380,250

Utilities - Electric - 0.79%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC,
5.94813%, 10-10-14 (B)	211	195,406
Energy Future Holdings Corp.:
6.23438%, 10-10-14 (B)	1,280	1,184,000
6.4775%, 10-10-14 (B)	250	231,250
		1,610,656
Utilities - Gas and Pipeline - 0.32%
Copano Energy, L.L.C.,
8.125%, 3-1-16	650	653,250

Utilities - Telephone - 1.92%
ALLTEL Corporation,
7.0%, 7-1-12	1,000	1,020,000
MetroPCS Communications, Inc.,
9.25%, 11-1-14	3,000	2,887,500
		3,907,500

TOTAL CORPORATE DEBT SECURITIES - 88.12%		$179,366,926

(Cost: $191,881,829)

SHORT-TERM SECURITIES

Commercial Paper
Abbott Laboratories,
2.17%, 7-23-08	4,000	3,994,696
Clorox Co.,
2.76%, 7-14-08	2,000	1,998,007
Kroger Co. (The),
3.85%, 7-1-08	3,500	3,500,000
PepsiCo, Inc.,
2.1%, 7-14-08	5,000	4,996,208
Sonoco Products Co.,
3.1%, 7-1-08	4,585	4,585,000

TOTAL SHORT-TERM SECURITIES - 9.37%		$19,073,911

(Cost: $19,073,911)

TOTAL INVESTMENT SECURITIES - 98.70%		$200,911,622

(Cost: $213,283,568)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.30%		2,644,428

NET ASSETS - 100.00%		$203,556,050

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $17,970,791 or 8.83% of net assets.
(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.
(C)Payment in kind bond.
(D)The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      HIGH INCOME PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $213,284) (Notes 1 and 4)	$200,912
Cash	475
Receivables:
Dividends and interest	3,822
Investment securities sold	1,005
Portfolio shares sold	6
Prepaid and other assets	3

Total assets	206,223

LIABILITIES
Payable for investment securities purchased	2,373
Payable to Portfolio shareholders	265
Accrued accounting services fee (Note 2)	7
Accrued management fee (Note 2)	3
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	–– *
Other	18

Total liabilities	2,667

Total net assets	$203,556

NET ASSETS
$0.001 par value capital stock:
Capital stock	$64
Additional paid-in capital	245,354
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	9,076
Accumulated undistributed net realized loss on investment transactions	(38,566)
Net unrealized depreciation in value of investments	(12,372)

Net assets applicable to outstanding units of capital	$203,556

Net asset value, redemption and offering price per share	$3.1654

Capital shares outstanding	64,306
Capital shares authorized	150,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      HIGH INCOME PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$9,344
Dividends	9

Total income	9,353

Expenses (Note 2):
Investment management fee	645
Service fee	258
Accounting services fee	42
Audit fees	18
Custodian fees	5
Legal fees	3
Shareholder servicing	1
Other	19

Total	991
Less expenses in excess of limit (Notes 2 and 14)	(52)

Total expenses	939

Net investment income	8,414

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net loss on securities	(6,844)
Realized net gain on swap agreements	744

Realized net loss on investments	(6,100)
Unrealized depreciation in value of investments during the period	(4,852)

Net loss on investments	(10,952)

Net decrease in net assets resulting from operations	$(2,538)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      HIGH INCOME PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,414	$16,814
Realized net gain (loss) on investments	(6,100)	1,275
Unrealized depreciation	(4,852)	(10,302)

Net increase (decrease) in net assets resulting from operations	(2,538)	7,787

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(16,300)
Realized gains on investment transactions	(––)	(––)

	(––)	(16,300)

Capital share transactions(2)	(7,660)	18,721

Total increase (decrease)	(10,198)	10,208
NET ASSETS
Beginning of period	213,754	203,546

End of period	$203,556	$213,754

Accumulated undistributed net investment income	$9,076	$662

(1)See "Financial Highlights" on page 121.

(2) Shares issued from sale of shares	2,781	8,109
Shares issued from reinvestment of dividend and/or capital gains distribution	––	5,088
Shares redeemed	(5,208)	(7,410)

Increase (decrease) in outstanding capital shares	(2,427)	5,787

Value issued from sale of shares	$8,756	$28,064
Value issued from reinvestment of dividend and/or capital gains distribution	––	16,300
Value redeemed	(16,416)	(25,643)

Increase (decrease) in outstanding capital	$(7,660)	$18,721

See Notes to Financial Statements.

Financial Highlights
      HIGH INCOME PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$3.2031	$3.3398	$3.2521	$3.4276	$3.3375	$2.9986

Income (loss) from investment operations:
Net investment income	0.1312	0.2717	0.2518	0.2626	0.2391	0.2529
Net realized and unrealized gain (loss) on investments	(0.1689)	(0.1440)	0.0827	(0.1749)	0.0901	0.3389

Total from investment operations	(0.0377)	0.1277	0.3345	0.0877	0.3292	0.5918

Less distributions from:
Net investment income	(0.0000)	(0.2644)	(0.2468)	(0.2632)	(0.2391)	(0.2529)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.2644)	(0.2468)	(0.2632)	(0.2391)	(0.2529)

Net asset value, end of period	$3.1654	$3.2031	$3.3398	$3.2521	$3.4276	$3.3375

Total return	-1.18%	3.86%	10.27%	2.55%	9.86%	19.74%
Net assets, end of period (in millions)	$204	$214	$204	$186	$190	$164
Ratio of expenses to average net assets including expense waiver	0.91	%(1)	0.90%	0.94%	0.95%	0.96%	0.95%
Ratio of net investment income to average net assets including expense waiver	8.17	%(1)	7.90%	7.48%	7.35%	7.13%	7.99%
Ratio of expenses to average net assets excluding expense waiver	0.96	%(1)	0.95%	0.95%	0.95	%(2)	0.96	%(2)	0.95	%(2)
Ratio of net investment income to average net assets excluding expense waiver	8.12	%(1)	7.85%	7.47%	7.35	%(2)	7.13	%(2)	7.99	%(2)
Portfolio turnover rate	18%	74%	71%	54%	83%	119%
(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF INTERNATIONAL GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target International Growth Portfolio had net assets totaling $249,567,906 invested in a diversified portfolio of:

87.39%	Foreign Common Stocks
7.90%	Cash and Cash Equivalents
2.95%	Domestic Common Stocks
1.76%	Foreign Preferred Stocks

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio was invested by geographic region and by industry, respectively, as follows:

Country Weightings

Europe	$63.56
United Kingdom	$17.30
Germany	$15.26
Other Europe(1)	$10.73
Switzerland	$9.97
France	$6.24
Italy	$4.06
Pacific Basin	$19.48
Japan	$12.83
Other Pacific Basin(2)	$6.65
Cash and Cash Equivalents	$7.90
North America(3)	$4.94
South America(4)	$3.62
Other(5)	$0.50

(1)Includes $2.40 Finland, $1.76 Greece, $1.31 Netherlands, $2.08 Norway, $0.60 Russia, $1.03 Spain and $1.55 Sweden.

(2)Includes $2.26 Australia, $2.84 China, $1.22 Hong Kong and $0.33 India.

(3)Includes $1.99 Canada and $2.95 United States.

(4)Includes $3.62 Brazil.

(5)Includes $0.50 Cayman Islands.

 Sector Weightings

Raw Materials Stocks	$13.20
Utilities Stocks	$13.04
Capital Goods Stocks	$11.90
Consumer Nondurables Stocks	$10.38
Financial Services Stocks	$7.96
Cash and Cash Equivalents	$7.90
Miscellaneous Stocks(1)	$7.88
Energy Stocks	$6.62
Consumer Durables Stocks	$5.88
Technology Stocks	$4.38
Retail Stocks	$3.91
Health Care Stocks	$3.56
Business Equipment and Services Stocks	$3.39

(1)Includes $1.23 Consumer Services Stocks, $2.75 Multiple Industry Stocks, $1.80 Shelter Stocks and $2.10 Transportation Stocks.

The Investments of International Growth Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Australia - 2.26%
Boart Longyear Limited (A)(B)	1,110,000	$2,372,954
Telstra Corporation Limited (A)	800,000	3,251,752
		5,624,706
Brazil - 3.62%
Bolsa de Valores de Sao Paulo (A)(B)	50,000	617,553
Companhia Vale do Rio Doce, ADR	65,000	2,328,300
Petroleo Brasileiro S.A. - Petrobras, ADR	86,000	6,091,380
		9,037,233
Canada - 1.99%
Shoppers Drug Mart Corporation (A)	51,000	2,795,322
Shoppers Drug Mart Corporation (A)(B)	39,700	2,175,966
		4,971,288
Cayman Islands - 0.50%
Subsea 7 Inc. (A)*	49,000	1,241,067

China - 2.84%
China Mobile Limited (A)	348,000	4,677,341
SINA Corporation*	57,000	2,421,075
		7,098,416
Finland - 2.40%
Fortum Oyj (A)	84,000	4,266,524
Nokia OYJ (A)	71,000	1,731,571
		5,998,095
France - 6.24%
ALSTOM (A)	7,200	1,662,663
AXA S.A. (A)	49,000	1,455,018
Societe Generale (A)	16,200	1,410,237
TOTAL S.A. (A)	64,000	5,461,473
VINCI (A)	91,000	5,587,744
		15,577,135
Germany - 13.50%
Bayer Aktiengesellschaft (A)	85,400	7,172,019
Beiersdorf Aktiengesellschaft (A)	30,000	2,211,009
E.ON AG (A)	29,000	5,848,490
K+S Aktiengesellschaft (A)	4,900	2,815,915
Linde Aktiengesellschaft (A)	22,000	3,095,947
RWE Aktiengesellschaft (A)	30,500	3,839,272
Siemens AG (A)	32,500	3,588,028
Vossloh AG (A)	29,000	3,780,584
Wacker Construction Equipment AG (A)	38,000	560,003
Wacker Construction Equipment AG (A)(B)	52,500	773,688
		33,684,955
Greece - 1.76%
Bank of Cyprus Limited (A)	174,180	2,122,608
National Bank of Greece S.A. (A)	50,440	2,272,873
		4,395,481
Hong Kong - 1.22%
CNOOC Limited (A)	1,280,000	2,203,033
Cheung Kong (Holdings) Limited (A)	62,000	835,705
		3,038,738
India - 0.33%
ICICI Bank Limited, ADR	28,400	816,784

Italy - 4.06%
Banca Intesa S.p.A. (A)	200,000	1,142,268
Finmeccanica SpA (A)	62,500	1,641,370
Prysmian SpA (A)(B)	29,500	747,323
Saipem S.p.A. (A)	94,500	4,438,289
UniCredit S.p.A. (A)	354,200	2,167,951
		10,137,201
Japan - 12.83%
Canon Inc. (A)	31,500	1,619,720
Central Japan Railway Company (A)	200	2,203,701
East Japan Railway Company (A)	170	1,384,847
Japan Tobacco Inc. (A)	800	3,412,911
Komatsu Ltd. (A)	46,000	1,282,290
Kurita Water Industries Ltd. (A)	61,000	2,257,664
Mitsubishi Electric Corporation (A)	355,000	3,827,989
Mitsubishi Estate Co., Ltd. (A)	160,000	3,661,534
Nintendo Co., Ltd. (A)	11,000	6,205,208
Shin-Etsu Chemical Co., Ltd. (A)	43,500	2,695,578
Suzuki Motor Corporation (A)	47,000	1,110,986
YAMADA-DENKI Co., Ltd. (A)	33,000	2,349,484
		32,011,912
Netherlands - 1.31%
Heineken N.V. (A)	64,000	3,266,807

Norway - 2.08%
Orkla ASA (A)	293,000	3,762,311
SeaDrill Limited (A)	47,000	1,437,259
		5,199,570
Russia - 0.60%
Open Joint Stock Company Gazprom, ADR (A)	26,000	1,508,000

Spain - 1.03%
Telefonica, S.A. (A)	97,000	2,577,951

Sweden - 1.55%
Atlas Copco AB, Class A (A)	96,000	1,414,707
H & M Hennes & Mauritz AB (A)	45,000	2,439,622
		3,854,329
Switzerland - 9.97%
Nestle S.A., Registered Shares (A)	190,000	8,585,385
Roche Holdings AG, Genussschein (A)	32,000	5,763,790
Swatch Group Ltd (The), Bearer Shares (A)	3,000	749,596
Syngenta AG (A)	11,000	3,577,652
TEMENOS Group AG (A)*	110,000	3,408,056
UBS AG (A)*	54,400	1,141,732
Zurich Financial Services, Registered Shares (A)	6,500	1,663,893
		24,890,104
United Kingdom - 17.30%
Anglo American plc (A)	60,400	4,242,016
BAE Systems plc (A)	474,000	4,177,771
Barclays PLC (A)	227,000	1,318,006
Barclays PLC, Subscription Shares (A)*	48,642	9,204
British American Tobacco p.l.c. (A)	96,000	3,325,246
IG Group Holdings plc (A)(B)	258,000	1,697,132
Informa plc (A)	373,000	3,068,400
Intertek Group plc (A)	152,000	2,991,256
National Grid plc (A)	250,000	3,289,015
Prudential plc (A)	190,000	2,017,130
Reckitt Benckiser Group plc (A)	85,500	4,334,180
Serco Group plc (A)	160,000	1,426,950
Vodafone Group Plc (A)	1,610,000	4,783,020
Xstrata plc (A)	81,000	6,492,262
		43,171,588
United States - 2.95%
Research In Motion Limited*	63,000	7,367,851

TOTAL COMMON STOCKS - 90.34%		$225,469,211

(Cost: $190,221,412)

PREFERRED STOCKS - 1.76%

Germany
Fresenius AG (A)	36,000	3,121,957
Henkel AG & Co. KGaA (A)	31,500	1,256,251
(Cost: $3,293,468)		$4,378,208

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	$7,077	7,077,000
Emerson Electric Co.,
2.16%, 7-8-08	5,000	4,997,900
Nestle Finance International Ltd.,
2.32%, 7-3-08	6,339	6,338,183

TOTAL SHORT-TERM SECURITIES - 7.38%		$18,413,083

(Cost: $18,413,083)

TOTAL INVESTMENT SECURITIES - 99.48%		$248,260,502

(Cost: $211,927,963)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.52%		1,307,404

NET ASSETS - 100.00%		$249,567,906

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $8,384,616 or 3.36% of net assets.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      INTERNATIONAL GROWTH PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $211,928) (Notes 1 and 4)	$248,261
Cash	2
Receivables:
Portfolio shares sold	1,259
Dividends and interest	274
Investment securities sold	131
Prepaid and other assets	3

Total assets	249,930

LIABILITIES
Payable to Portfolio shareholders	203
Payable for investment securities purchased	73
Accrued accounting services fee (Note 2)	7
Accrued management fee (Note 2)	7
Accrued service fee (Note 2)	2
Accrued shareholder servicing (Note 2)	––	*
Other	70

Total liabilities	362

Total net assets	$249,568

NET ASSETS
$0.001 par value capital stock:
Capital stock	$26
Additional paid-in capital	199,438
Accumulated undistributed income:
Accumulated undistributed net investment income	855
Accumulated undistributed net realized gain on investment transactions	12,829
Net unrealized appreciation in value of investments	36,420

Net assets applicable to outstanding units of capital	$249,568

Net asset value, redemption and offering price per share	$9.6522

Capital shares outstanding	25,856
Capital shares authorized	70,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      INTERNATIONAL GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $438)	$3,840
Interest and amortization	244

Total income	4,084

Expenses (Note 2):
Investment management fee	1,081
Service fee	318
Custodian fees	47
Accounting services fee	44
Audit fees	17
Legal fees	5
Shareholder servicing	1
Other	27

Total	1,540
Less expenses in excess of limit (Notes 2 and 14)	(38)

Total expenses	1,502

Net investment income	2,582

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on securities	8,103
Realized net loss on foreign currency transactions	(51)

Realized net gain on investments	8,052
Unrealized depreciation in value of investments during the period	(39,522)

Net loss on investments	(31,470)

Net decrease in net assets resulting from operations	$(28,888)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      INTERNATIONAL GROWTH PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,582	$1,653
Realized net gain on investments	8,052	33,303
Unrealized appreciation (depreciation)	(39,522)	15,914

Net increase (decrease) in net assets resulting from operations	(28,888)	50,870

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(1,500)
Realized gains on investment transactions	(––)	(7,000)

	(––)	(8,500)

Capital share transactions(2)	(4,599)	(4,499)

Total increase (decrease)	(33,487)	37,871
NET ASSETS
Beginning of period	283,055	245,184

End of period	$249,568	$283,055

Accumulated undistributed net investment income (loss)	$855	$(1,676)

(1)See "Financial Highlights" on page 131.

(2) Shares issued from sale of shares	2,044	2,725
Shares issued from reinvestment of dividend and/or capital gains distribution	––	791
Shares redeemed	(2,522)	(4,021)

Decrease in outstanding capital shares	(478)	(505)

Value issued from sale of shares	$20,273	$27,702
Value issued from reinvestment of dividend and/or capital gains distribution	––	8,500
Value redeemed	(24,872)	(40,701)

Decrease in outstanding capital	$(4,599)	$(4,499)

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.7486	$9.1353	$7.5943	$6.6534	$5.8722	$4.7683

Income (loss) from investment operations:
Net investment income	0.0987	0.0630	0.0672	0.0493	0.0367	0.0833
Net realized and unrealized gain (loss) on investments	(1.1951)	1.8829	1.5263	1.0465	0.7853	1.1039

Total from investment operations	(1.0964)	1.9459	1.5935	1.0958	0.8220	1.1872

Less distributions from:
Net investment income	(0.0000)	(0.0587)	(0.0525)	(0.1549)	(0.0408)	(0.0833)
Capital gains	(0.0000)	(0.2739)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.3326)	(0.0525)	(0.1549)	(0.0408)	(0.0833)

Net asset value, end of period	$9.6522	$10.7486	$9.1353	$7.5943	$6.6534	$5.8722

Total return	-10.20%	21.29%	20.99%	16.47%	14.00%	24.90%
Net assets, end of period (in millions)	$250	$283	$245	$206	$187	$170
Ratio of expenses to average net assets including expense waiver	1.18	%(1)	1.17%	1.20%	1.21%	1.20%	1.24%
Ratio of net investment income to average net assets including expense waiver	2.04	%(1)	0.63%	0.81%	0.67%	0.59%	1.70%
Ratio of expenses to average net assets excluding expense waiver	1.21	%(1)	1.20%	1.21%	1.21	%(2)	1.20	%(2)	1.24	%(2)
Ratio of net investment income to average net assets excluding expense waiver	2.01	%(1)	0.60%	0.80%	0.67	%(2)	0.59	%(2)	1.70	%(2)
Portfolio turnover rate	44%	95%	96%	86%	81%	131%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF INTERNATIONAL VALUE PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target International Value Portfolio had net assets totaling $543,940,173 invested in a diversified portfolio of:

97.64%	Foreign Common Stocks and Rights
2.36%	Cash and Cash Equivalents

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio was invested by geographic region and by industry, respectively, as follows:

Country Weightings

Europe	$66.72
United Kingdom	$26.36
Other Europe(1)	$9.63
France	$9.57
Germany	$6.76
Switzerland	$5.99
Netherlands	$5.08
Italy	$3.33
Pacific Basin	$27.08
Taiwan	$7.80
Japan	$7.47
South Korea	$4.57
Singapore	$4.21
Other Pacific Basin(2)	$3.03
Other(3)	$3.84
Cash and Cash Equivalents	$2.36

(1)Includes $0.70 Austria, $0.88 Belgium, $1.57 Finland, $2.59 Norway, $1.84 Spain and $2.05 Sweden.
(2)Includes $0.88 Australia, $0.36 China, $1.77 Hong Kong and $0.02 Thailand.
(3)Includes $1.60 Bahamas/Caribbean, $1.93 Middle East and $0.31 North America.

Sector Weightings

Financial Services Stocks and Rights	$19.71
Utilities Stocks	$15.88
Technology Stocks	$14.16
Energy Stocks	$7.85
Health Care Stocks	$7.67
Miscellaneous Stocks(1)	$7.08
Business Equipment and Services Stocks	$6.27
Consumer Durables Stocks	$6.11
Retail Stocks	$5.53
Consumer Services Stocks	$4.79
Shelter Stocks	$2.59
Cash and Cash Equivalents	$2.36

(1)Includes $2.12 Capital Goods Stocks, $2.04 Consumer Nondurables Stocks, $1.77 Multiple Industry Stocks and $1.15 Transportation Stocks.

The Investments of International Value Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS AND RIGHTS	Shares	Value

Australia - 0.88%
Downer EDI Limited (A)	726,403	$4,784,052

Austria - 0.70%
Telekom Austria Aktiengesellschaft (A)	175,370	3,804,828

Belgium - 0.88%
Belgacom SA (A)	111,330	4,802,787

Bermuda - 0.75%
Invesco Ltd.	170,350	4,084,993

Canada - 0.31%
Biovail Corporation (A)	175,500	1,709,047

Cayman Islands - 0.85%
ACE Limited	83,770	4,614,889

China - 0.36%
China Telecom Corporation Limited (A)	380,000	206,637
China Telecom Corporation Limited (A)(B)	3,240,000	1,761,852
		1,968,489
Finland - 1.57%
Stora Enso Oyj, Class R (A)	340,690	3,196,952
Stora Enso Oyj, Class R (A)	71,073	666,776
UPM-Kymmene Corporation (A)	286,300	4,687,974
		8,551,702
France - 9.57%
AXA S.A. (A)	284,473	8,447,210
France Telecom (A)	496,729	14,632,679
Sanofi-Aventis (A)	161,600	10,795,554
Sanofi-Aventis (A)(C)	26,300	1,756,950
THOMSON (A)	575,660	3,009,086
TOTAL S.A. (A)	118,788	10,136,835
Vivendi Universal (A)	86,700	3,289,779
		52,068,093
Germany - 6.76%
Bayerische Motoren Werke Aktiengesellschaft (A)	105,160	5,058,157
Deutsche Post AG (A)	241,000	6,272,208
Infineon Technologies AG (A)*	458,570	3,942,111
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	40,980	7,179,275
SAP Aktiengesellschaft (A)	136,110	7,101,876
Siemens AG (A)	65,590	7,241,192
		36,794,819
Hong Kong - 1.77%
Hutchison Whampoa Limited, Ordinary Shares (A)	955,100	9,627,864

Israel - 1.93%
Check Point Software Technologies Ltd.*	442,720	10,485,823

Italy - 3.33%
AUTOGRILL S.p.A. (A)*	11,700	140,461
Eni S.p.A. (A)	257,739	9,617,430
Mediaset S.p.A. (A)	597,518	3,939,457
UniCredit S.p.A. (A)	725,770	4,442,219
		18,139,567
Japan - 7.47%
AIFUL Corporation (A)	112,800	1,306,625
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	574,800	5,093,816
NGK SPARK PLUG CO., LTD. (A)	419,000	4,810,105
Olympus Corporation (A)	170,000	5,747,516
Promise Co., Ltd. (A)	96,150	2,689,321
Sony Corporation (A)	179,200	7,830,560
Toyota Motor Corporation (A)	121,000	5,708,998
USS Co., Ltd. (A)	112,910	7,453,963
		40,640,904
Netherlands - 5.08%
ING Groep N.V., Certicaaten Van Aandelen (A)	394,364	12,576,507
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	200,550	6,823,512
Reed Elsevier NV (A)	488,507	8,237,412
		27,637,431
Norway - 2.59%
Aker Solutions ASA (A)	79,380	1,874,155
Norske Skogindustrier ASA (A)*	448,441	2,025,081
Telenor ASA (A)	541,050	10,176,822
		14,076,058
Singapore - 4.21%
DBS Group Holdings Ltd (A)	300,000	4,158,612
Flextronics International Ltd.*	559,100	5,249,949
Singapore Telecommunications Limited (A)	3,411,000	9,075,609
Venture Corporation Limited (A)	612,000	4,412,715
		22,896,885
South Korea - 4.57%
KT Corporation, ADR	213,520	4,552,246
Kookmin Bank, ADR	73,760	4,315,698
Samsung Electronics Co., Ltd., GDR (B)	53,490	15,979,758
		24,847,702
Spain - 1.84%
Gamesa Corporacion Tecnologica, S.A. (A)	48,932	2,405,229
Telefonica, S.A., ADR	95,274	7,581,905
		9,987,134
Sweden - 2.05%
Niscayah Group AB (A)	1,474,030	3,206,302
Securitas AB, Class B (A)	172,280	2,002,441
Telefonaktiebolaget LM Ericsson, B Shares (A)	569,942	5,943,156
		11,151,899
Switzerland - 5.99%
Adecco S.A. (A)	141,610	7,028,170
Nestle S.A., Registered Shares (A)	169,100	7,640,993
Novartis AG, Registered Shares (A)	174,340	9,599,750
Swiss Reinsurance Company, Registered Shares (A)	66,770	4,447,847
UBS AG (A)*	185,475	3,892,696
		32,609,456
Taiwan - 7.80%
Chunghwa Telecom Co., Ltd., ADR	355,847	9,027,838
Compal Electronics Inc., GDR	454,570	2,456,087
Compal Electronics Inc., GDR (B)	531,054	2,869,338
Lite-On Technology Corporation (A)	1,840,726	1,852,673
Lite-On Technology Corporation, GDR (A)	541,933	5,454,501
Mega Financial Holding Company (A)	15,986,000	12,640,069
Taiwan Semiconductor Manufacturing Company Ltd. (A)	3,805,000	8,148,288
		42,448,794
Thailand - 0.02%
Advanced Info Service Public Company Limited (A)	3,000	8,300

United Kingdom - 26.36%
Aviva plc (A)	714,530	7,130,356
BAE Systems plc (A)	351,780	3,100,541
BP p.l.c. (A)	1,189,790	13,822,229
British Sky Broadcasting Group plc (A)	574,990	5,405,742
Centrica plc (A)	1,015,750	6,276,993
Compass Group PLC (A)	1,630,600	12,325,719
GlaxoSmithKline plc (A)	546,080	12,106,106
Group 4 Securicor plc (A)	1,930,840	7,787,971
HBOS plc (A)	221,130	1,215,653
HBOS plc, Rights (A)*	88,452	18,940
HSBC Holdings plc (A)	545,140	8,423,312
Kingfisher plc (A)	2,367,800	5,296,364
Old Mutual plc (A)	3,680,240	6,802,635
Pearson plc (A)	425,050	5,202,534
Persimmon plc (A)	560,850	3,530,099
Rentokil Initial plc (A)	2,629,510	5,198,264
Royal Bank of Scotland Group plc (The) (A)	1,825,775	7,818,776
Royal Dutch Shell plc, Class B (A)	226,693	9,121,001
tesco plc (A)	657,030	4,833,008
Unilever PLC (A)	122,014	3,472,921
Vodafone Group Plc (A)	4,877,865	14,491,257
		143,380,421

TOTAL COMMON STOCKS AND RIGHTS - 97.64%		$531,121,937

(Cost: $494,617,436)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
BP Capital Markets p.l.c.,
2.6%, 7-1-08	$3,394	3,394,000
Nestle Finance International Ltd.,
2.32%, 7-3-08	3,537	3,536,544

TOTAL SHORT-TERM SECURITIES - 1.28%		$6,930,544

(Cost: $6,930,544)

TOTAL INVESTMENT SECURITIES - 98.92%		$538,052,481

(Cost: $501,547,980)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.08%		5,887,692

NET ASSETS - 100.00%		$543,940,173

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $20,610,948 or 3.79% of net assets.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of this security amounted to 0.32% of net assets.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      INTERNATIONAL VALUE PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $501,548) (Notes 1 and 4)	$538,052
Cash	3
Cash denominated in foreign currencies (cost - $3,542)	3,854
Receivables:
Dividends and interest	2,422
Portfolio shares sold	389
Prepaid and other assets	8

Total assets	544,728

LIABILITIES
Payable to Portfolio shareholders	478
Payable for investment securities purchased	224
Accrued accounting services fee (Note 2)	13
Accrued management fee (Note 2)	13
Accrued service fee (Note 2)	3
Accrued shareholder servicing (Note 2)	1
Other	56

Total liabilities	788

Total net assets	$543,940

NET ASSETS
$0.001 par value capital stock:
Capital stock	$28
Additional paid-in capital	464,895
Accumulated undistributed income:
Accumulated undistributed net investment income	13,176
Accumulated undistributed net realized gain on investment transactions	28,879
Net unrealized appreciation in value of investments	36,962

Net assets applicable to outstanding units of capital	$543,940

Net asset value, redemption and offering price per share	$19.1488

Capital shares outstanding	28,406
Capital shares authorized	70,000

See Notes to Financial Statements.

Statement of Operations
      INTERNATIONAL VALUE PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $1,585)	$14,654
Interest and amortization	163

Total income	14,817

Expenses (Note 2):
Investment management fee	2,439
Service fee	718
Accounting services fee	77
Custodian fees	59
Audit fees	19
Legal fees	17
Shareholder servicing	2
Other	50

Total expenses	3,381

Net investment income	11,436

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on securities	18,333
Realized net loss on foreign currency transactions	(114)

Realized net gain on investments	18,219
Unrealized depreciation in value of investments during the period	(121,672)

Net loss on investments	(103,453)

Net decrease in net assets resulting from operations	$(92,017)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      INTERNATIONAL VALUE PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2008	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$11,436	$11,230
Realized net gain on investments	18,219	56,461
Unrealized depreciation	(121,672)	(9,852)

Net increase (decrease) in net assets resulting from operations	(92,017)	57,839

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(10,000)
Realized gains on investment transactions	(––)	(57,000)

	(––)	(67,000)

Capital share transactions(2)	291	56,316

Total increase (decrease)	(91,726)	47,155
NET ASSETS
Beginning of period	635,666	588,511

End of period	$543,940	$635,666

Accumulated undistributed net investment income	$13,176	$1,854

(1)See "Financial Highlights" on page 142.

(2) Shares issued from sale of shares	1,605	2,131
Shares issued from reinvestment of dividend and/or capital gains distribution	––	2,992
Shares redeemed	(1,585)	(2,572)

Increase in outstanding capital shares	20	2,551

Value issued from sale of shares	$32,596	$51,279
Value issued from reinvestment of dividend and/or capital gains distribution	––	67,000
Value redeemed	(32,305)	(61,963)

Increase in outstanding capital	$291	$56,316

See Notes to Financial Statements.

Financial Highlights
      INTERNATIONAL VALUE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$22.3935	$22.7794	$19.1711	$19.1681	$15.8947	$11.0000

Income (loss) from investment operations:
Net investment income	0.3985	0.4391	0.4593	0.3199	0.2759	0.2558
Net realized and unrealized gain (loss) on investments	(3.6432)	1.8126	5.2176	1.8192	3.3285	4.8829

Total from investment operations	(3.2447)	2.2517	5.6769	2.1391	3.6044	5.1387

Less distributions from:
Net investment income	(0.0000)	(0.3937)	(0.4097)	(0.4226)	(0.1850)	(0.2440)
Capital gains	(0.0000)	(2.2439)	(1.6589)	(1.7135)	(0.1460)	(0.0000)

Total distributions	(0.0000)	(2.6376)	(2.0686)	(2.1361)	(0.3310)	(0.2440)

Net asset value, end of period	$19.1488	$22.3935	$22.7794	$19.1711	$19.1681	$15.8947

Total return	-14.49%	9.88%	29.61%	11.16%	22.68%	46.85%
Net assets, end of period (in millions)	$544	$636	$589	$463	$401	$324
Ratio of expenses to average net assets	1.18	%(1)	1.18%	1.18%	1.19%	1.19%	1.07%
Ratio of net investment income to average net assets	4.00	%(1)	1.81%	2.13%	1.63%	1.65%	2.03%
Portfolio turnover rate	8%	23%	29%	23%	31%	35%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MICRO CAP GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Micro Cap Growth Portfolio had net assets totaling $47,852,233 invested in a diversified portfolio of:

94.24%	Domestic Common Stocks
3.36%	Foreign Common Stocks
2.40%	Cash and Cash Equivalents

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Health Care Stocks	$23.56
Business Equipment and Services Stocks	$20.04
Capital Goods Stocks	$19.57
Technology Stocks	$17.83
Miscellaneous Stocks(1)	$5.05
Multiple Industry Stocks	$4.25
Retail Stocks	$3.78
Consumer Services Stocks	$3.52
Cash and Cash Equivalents	$2.40

(1)Includes $0.92 Consumer Durables Stocks, $1.23 Consumer Nondurables Stocks, $1.76 Energy Stocks and $1.14 Raw Materials Stocks.

The Investments of Micro Cap Growth Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Apparel - 1.23%
Volcom, Inc.*	24,600	$589,416

Broadcasting - 1.91%
MDC Partners Inc., Class A*	82,100	589,889
RRSat Global Communications Network Ltd.	30,100	324,629
		914,518
Business Equipment and Services - 7.40%
American Public Education, Inc.*	25,100	981,159
comScore, Inc.*	19,600	428,064
Constant Contact, Inc.*	23,800	450,296
DG FastChannel, Inc.*	42,300	730,309
Global Traffic Network, Inc.*	52,200	467,451
Grubb & Ellis Company	64,400	247,940
Internet Brands, Inc., Class A*	35,100	233,590
		3,538,809
Capital Equipment - 16.38%
DXP Enterprises, Inc.*	18,400	767,004
Flotek Industries, Inc.*	40,300	830,986
Graham Corporation	13,800	1,022,718
NATCO Group Inc., Class A*	27,800	1,515,934
Natural Gas Services Group, Inc.*	24,000	731,520
Somanetics Corporation*	26,400	558,360
T-3 Energy Services, Inc.*	21,200	1,686,672
Titan Machinery Inc.*	23,100	724,416
		7,837,610
Communications Equipment - 1.78%
Blue Coat Systems, Inc.*	20,600	290,975
FalconStor Software, Inc.*	35,800	253,822
Intervoice, Inc.*	53,600	305,788
		850,585
Computers - Main and Mini - 1.29%
ENGlobal Corporation*	43,200	615,384

Computers - Peripherals - 7.07%
i2 Technologies, Inc.*	35,800	445,352
Lawson Software, Inc.*	64,300	467,140
Magma Design Automation, Inc.*	20,600	125,351
NetScout Systems, Inc.*	51,900	555,071
Phase Forward Incorporated*	72,200	1,300,322
Phoenix Technologies Ltd.*	28,300	311,441
Scientific Learning Corporation*	47,300	179,740
		3,384,417
Construction Materials - 0.87%
Cogo Group, Inc.*	45,500	414,732

Electrical Equipment - 2.32%
EXFO Electro-Optical Engineering Inc.*	80,000	354,400
Power-One, Inc.*	92,000	175,260
Ultralife Corporation*	54,200	580,211
		1,109,871
Electronic Components - 3.54%
Cavium Networks, Inc.*	23,500	494,440
Mellanox Technologies, Ltd.*	25,100	339,352
NetLogic Microsystems, Inc.*	25,900	860,657
		1,694,449
Electronic Instruments - 4.15%
Eagle Test Systems, Inc.*	33,900	380,189
Mattson Technology, Inc.*	42,600	203,202
Microtune, Inc.*	124,100	430,007
Powell Industries, Inc.*	19,300	974,264
		1,987,662
Health Care - Drugs - 8.81%
Auxilium Pharmaceuticals, Inc.*	43,200	1,453,248
Dyax Corp.*	70,300	216,875
InterMune, Inc.*	28,500	374,490
Obagi Medical Products, Inc.*	50,700	434,245
Penwest Pharmaceuticals Co.*	66,300	180,668
Questcor Pharmaceuticals, Inc.*	168,500	783,525
Sciele Pharma, Inc.	25,800	500,004
SuperGen, Inc.*	132,600	272,493
		4,215,548
Health Care - General - 12.51%
ABIOMED, Inc.*	40,600	721,462
Bruker Corporation*	48,500	624,680
Genoptix, Inc.*	17,400	548,187
Greatbatch, Inc.*	10,700	185,110
Micrus Endovascular Corporation*	25,500	358,020
NuVasive, Inc.*	26,100	1,166,409
Quidel Corporation*	80,100	1,323,252
Spectranetics Corporation (The)*	107,400	1,060,038
		5,987,158
Hospital Supply and Management - 2.24%
Health Grades, Inc.*	138,300	618,201
Providence Service Corporation (The)*	21,500	454,295
		1,072,496
Leisure Time Industry - 1.16%
Rentrak Corporation*	39,500	556,950

Mining - 1.14%
True Religion Apparel, Inc.*	20,500	547,760

Motion Pictures - 0.45%
RHI Entertainment, Inc.*	16,500	215,160

Motor Vehicle Parts - 0.92%
Amerigon Incorporated*	62,000	440,200

Multiple Industry - 4.25%
Metalico, Inc.*	66,600	1,166,832
Orion Marine Group, Inc.*	33,400	471,274
Rubicon Technology, Inc.*	19,500	397,020
		2,035,126
Petroleum - Services - 1.76%
Brigham Exploration Company*	53,000	840,050

Restaurants - 1.72%
McCormick & Schmick's Seafood Restaurants, Inc.*	26,600	257,887
Red Robin Gourmet Burgers, Inc.*	15,800	438,766
Ruth's Hospitality Group, Inc.*	24,400	126,880
		823,533
Retail - Specialty Stores - 2.06%
Citi Trends Inc.*	30,100	682,517
Gaiam, Inc., Class A*	22,500	304,088
		986,605
Timesharing and Software - 12.64%
Blackbaud, Inc.	28,600	612,612
Concur Technologies, Inc.*	22,500	748,237
CyberSource Corporation*	26,700	447,092
DemandTec, Inc.*	32,900	247,572
Guidance Software, Inc.*	32,800	314,060
Omniture, Inc.*	40,869	759,346
PROS Holdings, Inc.*	29,200	327,916
RightNow Technologies, Inc.*	30,300	415,110
Ultimate Software Group, Inc. (The)*	39,200	1,397,480
Vocus, Inc.*	24,200	779,482
		6,048,907

TOTAL COMMON STOCKS - 97.60%		$46,706,946

(Cost: $41,829,744)

SHORT-TERM SECURITIES - 0.37%	Principal Amount in Thousands

Commercial Paper
Sonoco Products Co.,
3.1%, 7-1-08	$177	$177,000
(Cost: $177,000)

TOTAL INVESTMENT SECURITIES - 97.97%		$46,883,946

(Cost: $42,006,744)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.03%		968,287

NET ASSETS - 100.00%		$47,852,233

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MICRO CAP GROWTH PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $42,007) (Notes 1 and 4)	$46,884
Cash	1
Receivables:
Investment securities sold	1,100
Portfolio shares sold	3
Dividends and interest	––	*
Prepaid and other assets	1

Total assets	47,989

LIABILITIES
Payable for investment securities purchased	69
Payable to Portfolio shareholders	60
Accrued accounting services fee (Note 2)	2
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	––	*
Accrued shareholder servicing (Note 2)	––	*
Other	5

Total liabilities	137

Total net assets	$47,852

NET ASSETS
$0.001 par value capital stock:
Capital stock	$3
Additional paid-in capital	46,613
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(307)
Accumulated undistributed net realized loss on investment transactions	(3,334)
Net unrealized appreciation in value of investments	4,877

Net assets applicable to outstanding units of capital	$47,852

Net asset value, redemption and offering price per share	$17.9406

Capital shares outstanding	2,667
Capital shares authorized	30,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MICRO CAP GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$16
Interest and amortization	15

Total income	31

Expenses (Note 2):
Investment management fee	234
Service fee	62
Accounting services fee	17
Audit fees	10
Custodian fees	4
Legal fees	2
Shareholder servicing	–– *
Other	7

Total expenses	336

Net investment loss	(305)

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 4)
Realized net loss on investments	(1,571)
Unrealized depreciation in value of investments during the period	(7,695)

Net loss on investments	(9,266)

Net decrease in net assets resulting from operations	$(9,571)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MICRO CAP GROWTH PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

DECREASE IN NET ASSETS
Operations:
Net investment loss	$(305)	$(715)
Realized net gain (loss) on investments	(1,571)	3,031
Unrealized appreciation (depreciation)	(7,695)	1,503

Net increase (decrease) in net assets resulting from operations	(9,571)	3,819

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(––)
Realized gains on investment transactions	(––)	(––)

	(––)	(––)

Capital share transactions(2)	(2,153)	(4,369)

Total decrease	(11,724)	(550)
NET ASSETS
Beginning of period	59,576	60,126

End of period	$47,852	$59,576

Accumulated undistributed net investment loss	$(307)	$(2)

(1)See "Financial Highlights" on page 151.

(2) Shares issued from sale of shares	129	304
Shares issued from reinvestment of dividend and/or capital gains distribution	––	––
Shares redeemed	(248)	(512)

Decrease in outstanding capital shares	(119)	(208)

Value issued from sale of shares	$2,344	$6,394
Value issued from reinvestment of dividend and/or capital gains distribution	––	––
Value redeemed	(4,497)	(10,763)

Decrease in outstanding capital	$(2,153)	$(4,369)

See Notes to Financial Statements.

Financial Highlights
      MICRO CAP GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.3838	$20.0796	$17.8866	$14.7992	$13.4476	$8.7000

Income (loss) from investment operations:
Net investment loss	(0.1142)	(0.2565)	(0.2064)	(0.1737)	(0.1794)	(0.1178)
Net realized and unrealized gain (loss) on investments	(3.3290)	1.5607	2.3994	3.2611	1.5310	4.8654

Total from investment operations	(3.4432)	1.3042	2.1930	3.0874	1.3516	4.7476

Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$17.9406	$21.3838	$20.0796	$17.8866	$14.7992	$13.4476

Total return	-16.10%	6.49%	12.26%	20.87%	10.05%	54.41%
Net assets, end of period (in millions)	$48	$60	$60	$53	$41	$41
Ratio of expenses to average net assets including expense waiver	1.37	%(1)	1.32%	1.32%	1.35%	1.35%	1.37%
Ratio of net investment loss to average net assets including expense waiver	-1.24	%(1)	-1.18%	-1.06%	-1.15%	-1.26%	-1.17%
Ratio of expenses to average net assets excluding expense waiver	1.37	%(1)(2)	1.32	%(2)	1.32	%(2)	1.35	%(2)	1.35	%(2)	1.51%
Ratio of net investment loss to average net assets excluding expense waiver	-1.24	%(1)(2)	-1.18	%(2)	-1.06	%(2)	-1.15	%(2)	-1.26	%(2)	-1.31%
Portfolio turnover rate	33%	57%	60%	54%	65%	74%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MID CAP GROWTH PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Mid Cap Growth Portfolio had net assets totaling $57,389,113 invested in a diversified portfolio of:

86.61%	Domestic Common Stocks
10.94%	Cash and Cash Equivalents
2.45%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Health Care Stocks	$14.46
Technology Stocks	$14.26
Business Equipment and Services Stocks	$12.98
Cash and Cash Equivalents	$10.94
Retail Stocks	$9.62
Capital Goods Stocks	$9.47
Financial Services Stocks	$9.43
Energy Stocks	$7.68
Miscellaneous Stocks(1)	$5.59
Consumer Nondurables Stocks	$5.57

(1)Includes $0.93 Consumer Durables Stocks, $1.37 Consumer Services Stocks, $0.48 Shelter Stocks and $2.81 Transportation Stocks.

The Investments of Mid Cap Growth Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Banks - 4.55%
Marshall & Ilsley Corporation	19,200	$294,336
Northern Trust Corporation	8,250	565,414
Signature Bank*	21,850	562,310
Synovus Financial Corp.	69,800	609,354
Zions Bancorporation	18,300	577,365
		2,608,779
Beverages - 2.30%
Brown-Forman Corporation, Class B	17,450	1,318,696

Business Equipment and Services - 7.04%
AECOM Technology Corporation*	11,700	380,601
Akamai Technologies, Inc.*	35,850	1,248,655
Bucyrus International, Inc., Class A	7,750	565,556
DealerTrack Holdings, Inc.*	34,800	490,506
Stericycle, Inc.*	26,150	1,353,393
		4,038,711
Capital Equipment - 4.74%
Chicago Bridge & Iron Company N.V., NY Shares	11,050	440,011
Donaldson Company, Inc.	4,650	207,576
Dresser-Rand Group Inc.*	6,150	240,465
Graco Inc.	11,250	428,288
IDEX Corporation	38,150	1,405,446
		2,721,786
Computers - Peripherals - 4.14%
Data Domain, Inc.*	48,900	1,141,571
McAfee, Inc.*	17,250	587,018
Solera Holdings, Inc.*	23,450	648,627
		2,377,216
Cosmetics and Toiletries - 1.41%
Bare Escentuals, Inc.*	43,100	807,263

Electrical Equipment - 0.81%
Cooper Industries, Ltd., Class A	4,700	185,650
Hubbell Incorporated, Class B	7,000	279,090
		464,740
Electronic Components - 9.45%
Broadcom Corporation, Class A*	39,725	1,084,294
Linear Technology Corporation	17,850	581,196
Microchip Technology Incorporated	54,000	1,646,730
NetApp, Inc.*	62,700	1,357,141
PMC-Sierra, Inc.*	99,250	753,804
		5,423,165
Electronic Instruments - 0.67%
FLIR Systems, Inc.*	9,450	383,859

Farm Machinery - 0.54%
AGCO Corporation*	5,900	309,219

Food and Related - 1.86%
Wm. Wrigley Jr. Company	13,725	1,067,530

Forest and Paper Products - 0.48%
Sealed Air Corporation	14,350	272,793

Health Care - Drugs - 1.89%
Allergan, Inc.	20,850	1,085,242

Health Care - General - 9.95%
DENTSPLY International Inc.	33,950	1,250,548
Henry Schein, Inc.*	32,750	1,686,789
Hologic, Inc.*	59,644	1,301,432
Hospira, Inc.*	26,650	1,068,932
TomoTherapy Incorporated*	45,300	404,756
		5,712,457
Hospital Supply and Management - 2.62%
C. R. Bard, Inc.	17,075	1,501,746

Insurance - Property and Casualty - 1.36%
AXIS Capital Holdings Limited	26,150	779,532

Metal Fabrication - 3.38%
Fastenal Company	44,950	1,939,143

Motor Vehicle Parts - 0.46%
BorgWarner Inc.	6,000	266,280

Motor Vehicles - 0.47%
Harley-Davidson, Inc.	7,450	270,137

Petroleum - Domestic - 1.11%
XTO Energy Inc.	9,287	636,252

Petroleum - International - 2.28%
Noble Energy, Inc.	13,000	1,307,280

Petroleum - Services - 4.29%
BJ Services Company	18,700	597,278
Complete Production Services, Inc.*	21,700	790,314
National Oilwell Varco, Inc.*	7,000	621,040
Smith International, Inc.	5,450	453,113
		2,461,745
Publishing - 1.37%
Meredith Corporation	27,900	789,291

Restaurants - 2.42%
Chipotle Mexican Grill, Inc., Class A*	7,100	586,602
P.F. Chang's China Bistro, Inc.*	35,900	803,263
		1,389,865
Retail - Food Stores - 1.23%
Whole Foods Market, Inc.	29,900	707,284

Retail - General Merchandise - 1.40%
Saks Incorporated*	73,250	804,285

Retail - Specialty Stores - 4.57%
Coldwater Creek Inc.*	99,750	526,181
J. Crew Group, Inc.*	30,400	1,003,504
Urban Outfitters, Inc.*	35,000	1,090,950
		2,620,635
Security and Commodity Brokers - 3.52%
CME Group Inc.	2,790	1,069,100
TD Ameritrade Holding Corporation*	52,500	952,088
		2,021,188
Timesharing and Software - 5.94%
eBay Inc.*	15,850	432,943
Global Payments Inc.	35,850	1,670,610
Paychex, Inc.	32,400	1,013,958
Zebra Technologies Corporation, Class A*	8,950	291,949
		3,409,460
Trucking and Shipping - 2.81%
C.H. Robinson Worldwide, Inc.	14,050	770,291
Expeditors International of Washington, Inc.	19,550	841,334
		1,611,625

TOTAL COMMON STOCKS - 89.06%		$51,107,204

(Cost: $52,468,657)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	$2,200	2,200,000
PepsiCo, Inc.,
2.1%, 7-14-08	2,185	2,183,343
Starbucks Corporation,
3.05%, 7-1-08	2,000	2,000,000

TOTAL SHORT-TERM SECURITIES - 11.12%		$6,383,343

(Cost: $6,383,343)

TOTAL INVESTMENT SECURITIES - 100.18%		$57,490,547

(Cost: $58,852,000)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.18%)		(101,434)

NET ASSETS - 100.00%		$57,389,113

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MID CAP GROWTH PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $58,852) (Notes 1 and 4)	$57,491
Cash	1
Receivables:
Portfolio shares sold	131
Investment securities sold	97
Dividends and interest	35
Prepaid and other assets	––	*

Total assets	57,755

LIABILITIES
Payable for investment securities purchased	336
Payable to Portfolio shareholders	22
Accrued accounting services fee (Note 2)	4
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	––	*
Accrued shareholder servicing (Note 2)	––	*
Other	3

Total liabilities	366

Total net assets	$57,389

NET ASSETS
$0.001 par value capital stock:
Capital stock	$9
Additional paid-in capital	57,710
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(53)
Accumulated undistributed net realized gain on investment transactions	1,084
Net unrealized depreciation in value of investments	(1,361)

Net assets applicable to outstanding units of capital	$57,389

Net asset value, redemption and offering price per share	$6.3564

Capital shares outstanding	9,029
Capital shares authorized	20,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MID CAP GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends (net of foreign withholding taxes of $-*)	$193
Interest and amortization	76

Total income	269

Expenses (Note 2):
Investment management fee	236
Service fee	69
Accounting services fee	21
Audit fees	11
Custodian fees	3
Legal fees	–– *
Shareholder servicing	–– *
Other	8

Total	348
Less expenses in excess of limit (Notes 2 and 14)	(6)

Total expenses	342

Net investment loss	(73)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on securities	854
Realized net loss on written options	(568)

Realized net gain on investments	286
Unrealized depreciation in value of investments during the period	(7,323)

Net loss on investments	(7,037)

Net decrease in net assets resulting from operations	$(7,110)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MID CAP GROWTH PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(73)	$27
Realized net gain on investments	286	2,271
Unrealized appreciation (depreciation)	(7,323)	2,994

Net increase (decrease) in net assets resulting from operations	(7,110)	5,292

Distributions to shareholders from (Note 1E):(1)
Net investment income	(––)	(10)
Realized gains on investment transactions	(––)	(1,378)

	(––)	(1,388)

Capital share transactions(2)	7,035	16,217

Total increase (decrease)	(75)	20,121
NET ASSETS
Beginning of period	57,464	37,343

End of period	$57,389	$57,464

Accumulated undistributed net investment income (loss)	$(53)	$20

(1)See "Financial Highlights" on page 160.

(2)Shares issued from sale of shares	1,557	2,506
Shares issued from reinvestment of dividend and/or capital gains distribution	––	193
Shares redeemed	(499)	(420)

Increase in outstanding capital shares	1,058	2,279

Value issued from sale of shares	$10,368	$17,810
Value issued from reinvestment of dividend and/or capital gains distribution	––	1,388
Value redeemed	(3,333)	(2,981)

Increase in outstanding capital	$7,035	$16,217

See Notes to Financial Statements.

Financial Highlights
      MID CAP GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,		For the period from 4-28-05(1) through
	6-30-08		2007	2006	12-31-05

Net asset value, beginning of period	$7.2091		$6.5601	$6.0653	$5.0000

Income (loss) from investment operations:
Net investment income (loss)	(0.0084)		0.0034	0.0164	0.0064
Net realized and unrealized gain (loss) on investments	(0.8443)		0.8245	0.5025	1.0589

Total from investment operations	(0.8527)		0.8279	0.5189	1.0653

Less distributions from:
Net investment income	(0.0000)		(0.0013)	(0.0223)	(0.0000)
Capital gains	(0.0000)		(0.1776)	(0.0018)	(0.0000)

Total distributions	(0.0000)		(0.1789)	(0.0241)	(0.0000)

Net asset value, end of period	$6.3564		$7.2091	$6.5601	$6.0653

Total return	-11.83%		12.62%	8.56%	21.31%
Net assets, end of period (in millions)	$57		$57	$37	$13
Ratio of expenses to average net assets including expense waiver	1.24	%(2)	1.21%	0.97%	0.69	%(2)
Ratio of net investment income (loss) to average net assets including expense waiver	-0.26	%(2)	0.06%	0.45%	0.33	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.26	%(2)	1.24%	1.31%	1.54	%(2)
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.28	%(2)	0.03%	0.11%	-0.51	%(2)
Portfolio turnover rate	29%		31%	23%	11%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MONEY MARKET PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Money Market Portfolio had net assets totaling $129,086,933.

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Corporate Obligations - Commercial Paper	$46.33
Corporate Obligations - Notes	$20.26
Corporate Obligations - Commercial Paper (backed by irrevocable bank letter of credit)	$14.04
Municipal Obligations - Taxable	$13.60
United States Government Agency Obligations	$3.22
Corporate Obligations - Notes (backed by irrevocable bank letter of credit)	$1.94
Cash and Other Assets, Net of Liabilities	$0.61

Please remember that an investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Investments of Money Market Portfolio
June 30, 2008 (Unaudited)
CORPORATE OBLIGATIONS	Principal Amount in Thousands	Value

Commercial Paper
Beverages - 1.62%
Coca-Cola Company (The),
2.3%, 9-18-08	$2,100	$2,089,401

Capital Equipment - 3.68%
Illinois Tool Works Inc.:
2.28%, 7-21-08	1,000	998,733
2.25%, 7-28-08	3,750	3,743,672
		4,742,405
Finance Companies - 12.98%
General Electric Capital Corporation:
2.4%, 8-1-08	2,500	2,494,833
2.67%, 8-22-08	1,200	1,195,372
PACCAR Financial Corp.,
2.31%, 9-25-08	575	571,827
Prudential Funding LLC,
2.45%, 8-12-08	5,000	4,985,708
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.35%, 9-26-08	500	497,160
Toyota Motor Credit Corporation:
2.51%, 9-9-08	1,800	1,791,215
2.55%, 9-15-08	1,500	1,491,925
Unilever Capital Corporation:
2.3%, 9-5-08	2,600	2,589,037
2.7%, 11-20-08	1,150	1,137,752
		16,754,829
Food and Related - 10.74%
Campbell Soup Co.:
2.35%, 7-7-08	2,100	2,099,178
2.37%, 7-11-08	1,000	999,342
McCormick & Co. Inc.:
2.93%, 8-29-08	3,000	2,985,594
2.95%, 8-29-08	600	597,099
2.63%, 11-25-08	1,500	1,483,891
Nestle Capital Corp.,
2.39%, 3-12-09	3,000	2,949,412
Nestle Finance International Ltd.:
2.17%, 7-7-08	1,500	1,499,458
2.17%, 7-16-08	1,250	1,248,870
		13,862,844
Household - General Products - 3.47%
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)):
2.21%, 8-18-08	1,500	1,495,580
2.29%, 9-17-08	3,000	2,985,115
		4,480,695
Mining - 3.87%
BHP Billiton Finance (USA) B.V. (BHP Billiton Plc):
2.15%, 7-10-08	2,000	1,998,925
2.15%, 7-17-08	3,000	2,997,133
		4,996,058
Motor Vehicle Parts - 0.97%
Danaher Corporation,
2.2%, 7-10-08	1,250	1,249,313

Multiple Industry - 1.93%
Honeywell International Inc.,
2.23%, 7-16-08	2,500	2,497,677

Retail - Food Stores - 2.32%
Walgreen Co.,
2.3%, 7-11-08	3,000	2,998,083

Utilities - Telephone - 4.75%
AT&T Inc.:
2.23%, 8-11-08	1,700	1,695,682
2.34%, 9-3-08	600	597,504
Verizon Communications Inc.:
2.48%, 7-17-08	1,600	1,598,299
2.49%, 7-22-08	1,000	998,548
2.49%, 7-24-08	1,244	1,242,021
		6,132,054

Total Commercial Paper - 46.33%		59,803,359

Commercial Paper (backed by irrevocable bank letter of credit)
Banks - 2.12%
Central American Bank for Economic Integration (Barclays Bank PLC),
2.715%, 8-4-08	2,000	1,994,872
ICICI Bank Limited (Bank of America, National Association),
4.835%, 9-24-08	750	741,438
		2,736,310
Finance Companies - 9.60%
ED&F Man Treasury Management PLC (Societe Generale N.A.),
2.58%, 7-1-08	3,358	3,358,000
NATC California LLC (SunTrust Bank),
2.42%, 7-10-08	2,500	2,498,488
River Fuel Company #2, Inc. (Bank of New York (The)):
2.85%, 7-15-08	784	783,131
2.6%, 7-31-08	1,700	1,696,317
2.85%, 7-31-08	1,200	1,197,150
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
2.85%, 7-31-08	1,617	1,613,160
Vehicle Services of America Ltd. (Bank of America, National Association),
2.43%, 9-9-08	1,250	1,244,094
		12,390,340
Food and Related - 2.32%
COFCO Capital Corp. (Rabobank Nederland):
2.5%, 7-15-08	1,600	1,598,444
2.6%, 7-24-08	1,400	1,397,674
		2,996,118

Total Commercial Paper (backed by irrevocable bank letter of credit) - 14.04%		18,122,768

Notes
Banks - 0.39%
Wells Fargo & Company,
2.55125%, 7-15-08 (A)	500	500,000

Capital Equipment - 3.84%
Deere (John) Capital Corporation:
4.5%, 8-25-08	250	249,840
2.98438%, 9-25-08 (A)	1,250	1,250,614
3.75%, 1-13-09 (B)	650	653,379
4.625%, 4-15-09	800	810,652
Deere (John) Credit Limited (Deere (John) Capital Corporation),
2.3%, 7-21-08	2,000	1,997,444
		4,961,929
Computers - Main and Mini - 1.55%
International Business Machines Corporation:
2.4475%, 7-3-08 (A)	750	750,000
2.47813%, 7-8-08 (A)	1,250	1,250,000
		2,000,000
Finance Companies - 4.42%
BP Capital Markets p.l.c.,
2.79125%, 9-11-08 (A)	1,400	1,400,000
General Electric Capital Corporation:
2.46813%, 7-9-08 (A)	1,200	1,199,842
4.0%, 2-17-09	500	503,758
IBM International Group Capital LLC,
2.86938%, 8-26-08 (A)	1,500	1,500,000
Toyota Motor Credit Corporation,
4.8%, 10-6-08	750	750,000
Unilever Capital Corporation,
2.465%, 7-14-08 (A)	350	350,000
		5,703,600
Forest and Paper Products - 1.09%
Kimberly-Clark Corporation,
4.42%, 12-19-08	1,400	1,399,176

Household - General Products - 0.58%
Procter & Gamble Company (The),
2.78875%, 8-19-08 (A)	750	750,000

Multiple Industry - 1.65%
3M Company,
5.8271%, 12-12-08	2,100	2,128,050

Retail - General Merchandise - 3.24%
Target Corporation,
5.4%, 10-1-08	1,100	1,101,648
Wal-Mart Stores, Inc.,
5.748%, 6-1-09	3,000	3,082,665
		4,184,313
Security and Commodity Brokers - 0.92%
American Express Credit Corp.:
2.51%, 7-7-08 (A)	600	596,452
2.5425%, 7-21-08 (A)	600	596,041
		1,192,493
Utilities - Telephone - 2.58%
BellSouth Corporation (AT&T Inc.),
4.973%, 4-26-09 (A)	3,300	3,334,354

Total Notes - 20.26%		26,153,915

Notes (backed by irrevocable bank letter of credit)
Business Equipment and Services - 1.93%
Schlitz Park Associates II Limited Partnership and 1610 N. 2nd Street LLC, Taxable Variable Rate Demand Bonds, Series 2001 (U.S. Bank National Association),
2.75%, 7-1-08 (A)	2,500	2,500,000

Furniture and Furnishings - 0.01%
Capo & Sons Corporation, Taxable Variable Rate Demand Bonds, Series 1998 (Wachovia Bank, National Association),
3.42%, 7-3-08 (A)	10	10,000

Total Notes (backed by irrevocable bank letter of credit) - 1.94%		2,510,000

TOTAL CORPORATE OBLIGATIONS - 82.57%		$106,590,042

(Cost: $106,590,042)

MUNICIPAL OBLIGATIONS - TAXABLE

Arkansas - 0.08%
City of Little Rock, Arkansas, Taxable Variable Rate Demand Revenue Bonds (Ringwood Containers, L.P. Project), Series 2006A (SunTrust Bank),
2.7%, 7-2-08 (A)	100	100,000

California - 4.65%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
2.65%, 8-11-08	5,800	5,800,000
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
2.75%, 7-2-08 (A)	200	200,000
		6,000,000
Colorado - 0.62%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L. C. Project), Series 1997 (Wells Fargo Bank, N.A.),
2.6%, 7-3-08 (A)	800	800,000

Georgia - 4.79%
Municipal Electric Authority of Georgia, General Resolution
      Projects Bond Anticipation Notes, Series B (Taxable),
      (Bayerische Landesbank, New York Branch, Wachovia Bank,
      National Association and WestLB AG, New York Branch):

2.75%, 7-1-08	4,300	4,300,000
2.7%, 7-3-08	1,600	1,600,000
2.75%, 8-11-08	282	282,000
		6,182,000
Indiana - 1.55%
Ball State University Foundation, Inc., Variable Rate Demand Notes, Series 2001 (Taxable), (U.S. Bank National Association),
2.75%, 7-1-08 (A)	2,000	2,000,000

Kansas - 1.91%
City of Park City, Kansas, Taxable Industrial Revenue Bonds (The Hayes Company, Inc.), Series 2001 (U.S. Bank National Association),
2.75%, 7-1-08 (A)	2,475	2,475,000

TOTAL MUNICIPAL OBLIGATIONS - TAXABLE - 13.60%		$17,557,000

(Cost: $17,557,000)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Overseas Private Investment Corporation,
2.45%, 7-2-08 (A)	1,535	1,534,884
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
3.02625%, 7-15-08 (A)	2,616	2,616,000

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.22%		$4,150,884

(Cost: $4,150,884)

TOTAL INVESTMENT SECURITIES - 99.39%		$128,297,926

(Cost: $128,297,926)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.61%		789,007

NET ASSETS - 100.00%		$129,086,933

Notes to Schedule of Investments
(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of this security amounted to 0.51% of net assets.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.

Statement of Assets and Liabilities
      MONEY MARKET PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $-128,298) (Note 1)	$128,298
Cash	1
Receivables:
Portfolio shares sold	690
Interest	300
Prepaid and other assets	2

Total assets	129,291

LIABILITIES
Payable to Portfolio shareholders	173
Dividends Payable	15
Accrued accounting services fee (Note 2)	5
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	––	*
Other	9

Total liabilities	204

Total net assets	$129,087

NET ASSETS
$0.001 par value capital stock:
Capital stock	$129
Additional paid-in capital	128,962
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	––
Accumulated undistributed net realized loss on investment transactions	(4)

Net assets applicable to outstanding units of capital	$129,087

Net asset value, redemption and offering price per share	$1.0000

Capital shares outstanding	129,087
Capital shares authorized	200,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MONEY MARKET PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$1,902

Expenses (Note 2):
Investment management fee	226
Service fee	141
Accounting services fee	29
Audit fees	7
Custodian fees	4
Legal fees	3
Shareholder servicing	1
Other	5

Total expenses	416

Net investment income	1,486

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTE 1)
Realized net loss on investments	(1)

Net increase in net assets resulting from operations	$1,485

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MONEY MARKET PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$1,486	$3,607
Realized net loss on investments	(1)	(3)

Net increase in net assets resulting from operations	1,485	3,604

Dividends to shareholders from (Note 1E):(1)
Net investment income	(1,482)	(3,611)
Realized gains on investment transactions	(––)	(––)

	(1,482)	(3,611)

Capital share transactions(2)	39,863	19,196

Total increase	39,866	19,189
NET ASSETS
Beginning of period	89,221	70,032

End of period	$129,087	$89,221

Accumulated undistributed net investment income (loss)	$––	$(4)

(1)See "Financial Highlights" on page 172.

(2) Shares issued from sale of shares	71,736	71,001
Shares issued from reinvestment of dividends	1,467	3,596
Shares redeemed	(33,340)	(55,401)

Increase in outstanding capital shares	39,863	19,196

Value issued from sale of shares	$71,736	$71,001
Value issued from reinvestment of dividends	1,467	3,596
Value redeemed	(33,340)	(55,401)

Increase in outstanding capital	$39,863	$19,196

See Notes to Financial Statements.

Financial Highlights
      MONEY MARKET PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Income (loss) from investment operations:
Net investment income	0.0134	0.0451	0.0424	0.0247	0.0070	0.0051
Net realized and unrealized gain (loss) on investments	(0.0001)	0.0000	0.0000	0.0000	0.0000	0.0000

Total from investment operations	0.0133	0.0451	0.0424	0.0247	0.0070	0.0051

Less distributions from:
Net investment income	(0.0133)	(0.0451)	(0.0424)	(0.0247)	(0.0070)	(0.0051)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Total distributions	(0.0133)	(0.0451)	(0.0424)	(0.0247)	(0.0070)	(0.0051)

Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Total return	1.34%	4.60%	4.32%	2.50%	0.70%	0.52%
Net assets, end of period (in millions)	$129	$89	$70	$52	$55	$64
Ratio of expenses to average net assets	0.74	%(1)	0.76%	0.77%	0.79%	0.76%	0.75%
Ratio of net investment income to average net assets	2.64	%(1)	4.51%	4.29%	2.46%	0.69%	0.53%

(1)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF MORTGAGE SECURITIES PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Mortgage Securities Portfolio had net assets totaling $35,035,957 invested in a diversified portfolio of:

50.67%	United States Government and Government Agency Obligations
41.67%	Corporate Mortgage-Related Debt Securities
7.66%	Cash and Cash Equivalents

Quality Weightings

On June 30, 2008, the breakdown of bonds (by ratings) held by the Portfolio was as follows:

Investment Grade
AAA	73.33%
AA	6.22%
A	4.98%
BBB	6.18%
Non-Investment Grade
BB	1.33%
Not Rated	0.30%
Cash and Cash Equivalents	7.66%

Ratings reflected in the wheel are taken from Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

The Investments of Mortgage Securities Portfolio
June 30, 2008 (Unaudited)
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Finance Companies
ABFS Mortgage Loan Trust: 2001-2,
6.99%, 12-25-31 (A)	$187	$147,843
2002-4,
7.423%, 12-15-33 (A)	154	111,627
ABN AMRO Mortgage Corporation, Series 2003-2,
5.33023%, 3-25-18 (A)	91	61,784
Banc of America Alternative Loan Trust: 2004-11,
6.0%, 12-25-34	259	222,262
2005-6,
6.0%, 7-25-35	299	271,404
2005-8:
5.57887%, 9-25-35 (A)	207	131,508
5.57887%, 9-25-35 (A)	42	24,372
2005-10,
5.66753%, 11-25-35 (A)	119	45,308
2005-12,
5.80847%, 1-25-36 (A)	167	93,899
2006-4:
6.22471%, 5-25-46 (A)	63	35,054
6.22471%, 5-25-46 (A)	82	25,438
2006-6,
6.0%, 6-25-46	385	318,364
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates: Series 2002-2,
6.2%, 7-11-43 (B)	140	129,993
Series 2003-1,
4.9%, 9-11-36 (B)	450	389,636
Series 2004-6,
5.104%, 12-10-42 (A)(B)	100	83,185
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	250	232,692
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	137	130,575
Banc of America Funding Corporation,
5.0086%, 9-20-34 (A)	89	79,988
Banc of America Mortgage: 2005-J Trust,
5.09157%, 11-25-35 (A)	202	199,221
2007-1 Trust,
6.0%, 3-25-37	216	167,962
Trust 2004-1,
5.5%, 2-25-34	170	153,859
Trust 2004-3,
4.875%, 4-25-19	78	63,812
Trust 2004-7,
5.75%, 8-25-34	93	86,907
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	250	240,779
BankAmerica Manufactured Housing Contract Trust,
7.015%, 1-10-28	68	68,701
Bear Stearns Commercial Mortgage Securities Inc.: Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	150	139,715
Series 2001-TOP2 Trust Fund,
7.25067%, 2-15-35 (A)(B)	500	474,673
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
7.09943%, 10-15-36 (A)(B)	170	155,665
C-Bass: 2005-CB3 Trust,
5.109%, 12-25-34 (A)	200	178,883
2005-CB7 Trust,
5.147%, 11-25-35 (A)	43	43,136
2006-CB2 Trust,
5.86%, 12-25-36	285	227,878
2006-MH1 Trust,
5.97%, 10-25-36 (A)(B)	147	136,671
CHEQ Home Equity Loan Trust, Series 2006-S2,
2.5925%, 7-25-27 (A)	59	54,015
CHL Mortgage Pass-Through Trust: 2003-28,
4.15%, 8-25-33	150	138,744
2003-HYB2,
3.96717%, 7-19-33 (A)	219	202,725
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (A)	215	47,883
Capital Auto Receivables Asset Trust: 2006-1,
7.16%, 1-15-13 (B)	110	110,570
2007-2,
8.3%, 2-18-14 (B)	80	77,107
Capital One Auto Finance Trust 2005-B-SS,
4.48%, 12-15-10	380	381,026
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	210	181,184
Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 1999-2,
7.198%, 1-15-32	108	110,726
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	282	261,098
CitiMortgage Alternative Loan Trust: Series 2006-A7,
6.0%, 12-25-36 (A)	250	190,253
Series 2007-A7,
6.23771%, 7-25-37 (A)	55	5,088
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2004-2,
6.5%, 8-25-18 (B)	12	11,806
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)(C)	245	204,192
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	38	37,435
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(B)	125	72,176
Ford Credit Auto Owner Trust: 2006-B,
7.12%, 2-15-13 (B)	65	58,946
2007-A,
7.05%, 12-15-13 (B)	30	26,333
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	82	73,644
5.39427%, 4-25-32 (A)	119	85,062
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC,
5.25%, 11-25-32 (C)	157	130,951
Green Tree Financial Corporation:
7.65%, 4-15-19	124	125,874
9.0%, 6-15-25	110	111,605
7.95%, 8-15-25	66	68,054
Hilton Hotel Pool Trust:
2.96125%, 10-3-15 (A)(B)	100	100,018
7.653%, 10-3-15 (B)	220	236,716
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (A)	20	18,415
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	191	187,356
J.P. Morgan Alternative Loan Trust 2006-A6,
5.95%, 11-25-36 (A)	250	198,578
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (B)	200	190,777
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8,
5.37%, 5-15-45	304	291,914
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (A)	270	198,385
J.P. Morgan Mortgage Trust: 2005-S2,
5.67169%, 9-25-35 (A)	189	140,237
2006-A2,
3.75709%, 11-25-33 (A)	106	102,973
2006-A6,
6.0237%, 10-25-36 (A)	225	208,849
2006-S3:
6.187%, 8-25-36	386	247,213
6.5%, 8-25-36	160	147,678
2007-A1,
4.81396%, 7-25-35 (A)	296	263,343
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(B)	100	83,441
Lehman ABS Manufactured Housing Contract Trust 2001-B,
3.01%, 3-15-10	113	87,383
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	315	289,319
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	165	157,933
Mid-State Capital Corporation 2004-1 Trust,
6.005%, 8-15-37	119	115,777
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (B)	100	79,614
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (B)	200	181,788
Office Portfolio Trust, Commerical Mortgage Pass-Through Certificates, Series 2001-HRPT,
6.778%, 2-3-16 (B)	320	278,116
Origen Manufactured Housing Contract Trust: 2004-A,
5.7%, 1-15-35	100	90,082
2004-A, Class A-2,
3.38%, 8-15-17	16	15,662
2004-B,
4.75%, 8-15-21	100	93,250
2005-A,
4.97%, 10-15-21	105	98,870
2005-B:
5.605%, 5-15-22	35	33,465
5.91%, 1-15-37	100	93,038
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.0%, 2-25-37	98	22,029
RALI Series: 2003-QS10 Trust,
5.5%, 5-25-33	230	214,312
2003-QS11 Trust,
5.75%, 6-25-33	209	163,408
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (A)	219	194,266
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	27	15,300
RBSGC Mortgage Loan Trust 2007-B,
5.45015%, 7-25-35 (A)	291	279,546
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
3.85875%, 9-10-35 (A)(C)	125	100,638
RFMSI Series 2004-S5 Trust,
4.5%, 5-25-19	79	63,966
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35 (A)	144	112,459
Structured Asset Securities Corporation:
5.54%, 11-25-32 (A)	23	18,515
5.25%, 8-25-33	137	107,517
5.63%, 5-25-34 (A)	68	48,887
6.0%, 6-25-34 (A)	189	138,019
USAA Auto Owner Trust 2004-3,
3.53%, 6-15-11	497	497,212
WFS Financial 2005-1 Owner Trust, A4,
3.87%, 8-17-12	460	461,548
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	105	81,903
Wells Fargo Alternative Loan 2007-PA3 Trust:
6.20176%, 7-25-37 (A)	154	78,408
6.20176%, 7-25-37 (A)	119	27,084
Wells Fargo Mortgage Backed Securities 2004-1 Trust,
5.5%, 2-25-34	140	107,970

TOTAL CORPORATE DEBT SECURITIES - 41.67%		$14,602,468

(Cost: $17,077,455)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 49.24%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	108	105,378
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.0%, 5-1-18	252	251,189
5.5%, 6-1-19	134	135,617
5.3%, 1-15-33	228	224,685
6.0%, 10-1-33	465	475,686
6.0%, 7-1-34	960	969,600
6.5%, 7-1-34	635	654,447
6.5%, 11-1-34	670	688,425
5.5%, 2-1-35	170	168,394
5.5%, 2-1-35	92	90,685
5.0%, 5-15-35	270	252,735
5.5%, 7-1-35	700	689,500
5.0%, 8-1-35	338	324,620
6.5%, 7-1-36	472	487,573
7.0%, 12-1-37	83	87,612
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 3-1-18	144	145,993
5.0%, 10-1-18	135	134,853
5.5%, 9-1-19	85	86,697
7.0%, 11-1-32	123	131,292
5.5%, 5-1-33	215	211,909
6.0%, 6-1-33	321	325,826
6.0%, 12-1-33	236	239,710
5.5%, 1-1-34	136	135,200
5.5%, 1-1-34	134	133,348
5.0%, 2-1-34	300	289,312
5.5%, 2-1-34	310	307,011
6.0%, 4-1-34	152	153,622
5.5%, 7-1-34	293	291,469
6.0%, 7-1-34	705	711,169
6.5%, 8-1-34	295	303,666
5.5%, 9-1-34	86	85,212
6.5%, 9-1-34	51	52,491
5.5%, 11-1-34	244	242,024
6.0%, 11-1-34	76	76,549
6.5%, 11-1-34	157	161,815
6.5%, 11-1-34	107	110,062
6.0%, 12-1-34	387	392,408
5.5%, 2-1-35	474	469,684
6.5%, 3-1-35	104	107,737
6.0%, 4-1-35	481	488,176
6.0%, 4-1-35	153	154,468
6.0%, 6-1-35	370	374,312
5.0%, 7-1-35	74	71,020
5.5%, 7-1-35	179	177,470
5.5%, 8-1-35	99	98,331
5.5%, 10-1-35	474	470,197
5.5%, 10-1-35	144	142,881
6.0%, 1-1-36	994	1,005,237
6.5%, 2-1-36	79	82,644
6.5%, 6-1-36	140	144,029
6.0%, 8-1-36	335	338,455
6.5%, 9-1-37	293	302,068
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.92112%, 6-17-45 (A)(E)	1,452	60,506
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
6.25%, 7-15-24	83	86,520
5.0%, 7-1-34	825	799,219
5.5%, 12-15-34	310	309,516
5.5%, 7-1-35	750	746,250
Government National Mortgage Association Non-Agency REMIC/CMO,
5.008%, 12-16-25	500	495,243
		17,251,747
Treasury Obligations - 1.43%
United States Treasury Note,
3.375%, 5-31-13 (D)	500	500,625

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 50.67%		$17,752,372

(Cost: $17,777,116)

SHORT-TERM SECURITIES

Commercial Paper
BP Capital Markets p.l.c.,
2.6%, 7-1-08	1,500	1,500,000
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	1,500	1,500,000
Diageo Capital plc (Diageo plc),
3.15%, 7-1-08	1,351	1,351,000
PepsiCo, Inc.,
2.19%, 7-2-08	2,000	1,999,878
USAA Capital Corp.,
2.2%, 7-1-08	2,000	2,000,000

TOTAL SHORT-TERM SECURITIES - 23.84%		$8,350,878

(Cost: $8,350,878)

TOTAL INVESTMENT SECURITIES - 116.18%		$40,705,718

(Cost: $43,205,449)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (16.18%)		(5,669,761)

NET ASSETS - 100.00%		$35,035,957

Notes to Schedule of Investments

Certain acronyms are used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
(A)Variable rate security. Interest rate disclosed is that which is in effect June 30, 2008.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $3,199,913 or 9.13% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $623,137 or 1.78% of net assets.
(D)Security serves as collateral for the following open futures contracts at June 30, 2008. (See Note 7 to Financial Statements.):
Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation

U.S. 5 Year Treasury Note	Short	9-30-08	(5)	$(552,774)	$678
U.S. 10 Year Treasury Note	Short	9-19-08	(16)	(1,822,750)	12,420

				$(2,375,524)	$13,098

(E)Amount shown in Principal column represents notional amount for computation of interest.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MORTGAGE SECURITIES PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $43,205) (Notes 1 and 4)	$40,706
Receivables:
Investment securities sold	1,192
Interest	148
Portfolio shares sold	2
Prepaid and other assets	1

Total assets	42,049

LIABILITIES
Payable for investment securities purchased	6,940
Payable to Portfolio shareholders	48
Accrued accounting services fee (Note 2)	2
Payable for variation margin - futures (Note 7)	2
Accrued management fee (Note 2)	1
Accrued shareholder servicing (Note 2)	––	*
Accrued service fee (Note 2)	––	*
Due to custodian	––	*
Other	20

Total liabilities	7,013

Total net assets	$35,036

NET ASSETS
$0.001 par value capital stock:
Capital stock	$7
Additional paid-in capital	36,731
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,024
Accumulated undistributed net realized loss on investment transactions	(239)
Net unrealized depreciation in value of investments	(2,487)

Net assets applicable to outstanding units of capital	$35,036

Net asset value, redemption and offering price per share	$4.8245

Capital shares outstanding	7,262
Capital shares authorized	20,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      MORTGAGE SECURITIES PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$899

Expenses (Note 2):
Investment management fee	87
Service fee	44
Audit fees	17
Accounting services fee	13
Custodian fees	7
Legal fees	2
Shareholder servicing	–– *
Other	5

Total expenses	175

Net investment income	724

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net loss on securities	(67)
Realized net gain on futures	58

Realized net loss on investments	(9)

Unrealized depreciation in value of securities during the period	(1,839)
Unrealized appreciation in value of futures during the period	12

Unrealized depreciation in value of investments during the period	(1,827)

Net loss on investments	(1,836)

Net decrease in net assets resulting from operations	$(1,112)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MORTGAGE SECURITIES PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2008	2007

INCREASE IN NET ASSETS
Operations:
Net investment income	$724	$1,396
Realized net gain (loss) on investments	(9)	41
Unrealized depreciation	(1,827)	(440)

Net increase (decrease) in net assets resulting from operations	(1,112)	997

Distributions to shareholders from (Note 1E):(1)
Net investment income	(––)	(1,100)
Realized gains on investment transactions	(––)	(––)

	(––)	(1,100)

Capital share transactions(2)	2,581	4,107

Total increase	1,469	4,004
NET ASSETS
Beginning of period	33,567	29,563

End of period	$35,036	$33,567

Accumulated undistributed net investment income	$1,024	$300

(1)See "Financial Highlights" on page 186.

(2)Shares issued from sale of shares	1,138	2,462
Shares issued from reinvestment of dividend and/or capital gains distribution	––	221
Shares redeemed	(615)	(1,878)

Increase in outstanding capital shares	523	805

Value issued from sale of shares	$5,596	$12,476
Value issued from reinvestment of dividend and/or capital gains distribution	––	1,100
Value redeemed	(3,015)	(9,469)

Increase in outstanding capital	$2,581	$4,107

See Notes to Financial Statements.

Financial Highlights
      MORTGAGE SECURITIES PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,	For the period from 5-27-04(1) through
6-30-08	2007	2006	2005	12-31-04

Net asset value, beginning of period	$4.9813	$4.9818	$4.9801	$5.0791	$5.0000

Income (loss) from investment operations:
Net investment income	0.0963	0.2127	0.2373	0.2010	0.1009
Net realized and unrealized gain (loss) on investments	(0.2531)	(0.0444)	0.0010	(0.0990)	0.1476

Total from investment operations	(0.1568)	0.1683	0.2383	0.1020	0.2485

Less distributions from:
Net investment income	(0.0000)	(0.1688)	(0.2366)	(0.2010)	(0.1009)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0685)

Total distributions	(0.0000)	(0.1688)	(0.2366)	(0.2010)	(0.1694)

Net asset value, end of period	$4.8245	$4.9813	$4.9818	$4.9801	$5.0791

Total return	-3.15%	3.40%	4.77%	2.00%	4.97%
Net assets, end of period (in millions)	$35	$34	$30	$28	$21
Ratio of expenses to average net assets including expense waiver	1.02	%(2)	0.96%	0.97%	1.00%	0.71	%(2)
Ratio of net investment income to average net assets including expense waiver	4.18	%(2)	4.73%	4.76%	4.21%	4.02	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.02	%(2)(3)	0.96	%(3)	0.97	%(3)	1.00	%(3)	0.97	%(2)
Ratio of net investment income to average net assets excluding expense waiver	4.18	%(2)(3)	4.73	%(3)	4.76	%(3)	4.21	%(3)	3.76	%(2)
Portfolio turnover rate	126%	138%	158%	202%	184%

(1)Commencement of operations.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF PATHFINDER AGGRESSIVE PORTFOLIO

Portfolio Highlights

As a shareholder of W&R Target Pathfinder Aggressive Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

W&R Target Growth Portfolio	$16.72
W&R Target Dividend Income Portfolio	$14.79
W&R Target International Value Portfolio	$13.37
W&R Target International Growth Portfolio	$10.82
W&R Target Money Market Portfolio	$10.18
W&R Target Bond Portfolio	$10.14
W&R Target Small Cap Value Portfolio	$7.85
W&R Target Value Portfolio	$6.70
W&R Target Mid Cap Growth Portfolio	$4.84
W&R Target Small Cap Growth Portfolio	$3.01
Cash and Cash Equivalents	$1.58

The Investments of Pathfinder Aggressive Portfolio
June 30, 2008 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	619,250	$3,270,754
W&R Target Dividend Income Portfolio	648,000	4,770,771
W&R Target Growth Portfolio	498,951	5,391,016
W&R Target International Growth Portfolio	361,624	3,490,466
W&R Target International Value Portfolio	225,092	4,310,249
W&R Target Mid Cap Growth Portfolio	245,335	1,559,446
W&R Target Money Market Portfolio	3,283,882	3,283,882
W&R Target Small Cap Growth Portfolio*	110,147	970,833
W&R Target Small Cap Value Portfolio	194,658	2,533,081
W&R Target Value Portfolio	384,914	2,161,678

TOTAL AFFILIATED MUTUAL FUNDS - 98.42%		$31,742,176

(Cost: $32,751,864)

SHORT-TERM SECURITIES - 1.14%	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $369,014 on 7-1-08 (A)	$369	$369,000
(Cost: $369,000)

TOTAL INVESTMENT SECURITIES - 99.56%		$32,111,176

(Cost: $33,120,864)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.44%		140,795

NET ASSETS - 100.00%		$32,251,971

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $274,000 United States Treasury Bond, 8.125% due 5-15-21; market value and accrued interest aggregate $376,360.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      PATHFINDER AGGRESSIVE PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 4):
Investments in affiliated mutual funds (cost - $32,752)	$31,742
Repurchase agreement (cost - $369)	369

	32,111
Cash	2
Receivables:
Portfolio shares sold	405
Dividends and interest	––	*
Prepaid and other assets	6

Total assets	32,524

LIABILITIES
Payable for investment securities purchased	271
Payable to Portfolio shareholders	––	*
Other	1

Total liabilities	272

Total net assets	$32,252

NET ASSETS
$0.001 par value capital stock:
Capital stock	$7
Additional paid-in capital	33,246
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	7
Accumulated undistributed net realized gain on investment transactions	2
Net unrealized depreciation in value of investments	(1,010)

Net assets applicable to outstanding units of capital	$32,252

Net asset value per share (net assets divided by shares outstanding)	$4.9516

Capital shares outstanding	6,513
Capital shares authorized	20,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      PATHFINDER AGGRESSIVE PORTFOLIO
      For the Period from March 4, 2008(1) through June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Notes 1B and 11):
Dividends from affiliated mutual funds	$10
Interest and amortization	2

Total income	12

Expenses (Note 2):
Accounting services fee	2
Registration fees	2
Legal fees	1
Other	–– *

Total expenses	5

Net investment income	7

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments in affiliated mutual funds	2
Unrealized depreciation in value of affiliated mutual funds during the period	(1,010)

Net loss on investments	(1,008)

Net decrease in net assets resulting from operations	$(1,001)

*Not shown due to rounding.

(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      PATHFINDER AGGRESSIVE PORTFOLIO
      (In Thousands)                                                                                                            (Unaudited)

For the period from 3-4-08(1) through
6-30-08

INCREASE IN NET ASSETS
Operations:
Net investment income	$7
Realized net gain on investments	2
Unrealized depreciation	(1,010)

Net decrease in net assets resulting from operations	(1,001)

Distributions to shareholders from (Notes 1E):(2)
Net investment income	(––)
Realized gains on investment transactions	(––)

(––)

Capital share transactions(3)	33,253

Total increase	32,252
NET ASSETS
Beginning of period	––

End of period	$32,252

Accumulated undistributed net investment income	$7

(1)Commencement of operations.
(2)See "Financial Highlights" on page 192.

(3)Shares issued from sale of shares	6,520
Shares issued from reinvestment of dividend and/or capital gains distribution	––
Shares redeemed	(7)

Increase in outstanding capital shares	6,513

Value issued from sale of shares	$33,286
Value issued from reinvestment of dividend and/or capital gains distribution	––
Value redeemed	(33)

Increase in outstanding capital	$33,253

See Notes to Financial Statements.

Financial Highlights
      PATHFINDER AGGRESSIVE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout the Period:                          (Unaudited)

	For the period from 3-4-08(1) through
	6-30-08

Net asset value, beginning of period	$5.0000

Income (loss) from investment operations:
Net investment income	0.0023
Net realized and unrealized loss on investments	(0.0507)

Total from investment operations	(0.0484)

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$4.9516

Total return	-0.97%
Net assets, end of period (in millions)	$32
Ratio of expenses to average net assets	0.10	%(2)
Ratio of net investment income to average net assets	0.15	%(2)
Portfolio turnover rate	0	%*

*Not shown due to rounding.

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF PATHFINDER CONSERVATIVE PORTFOLIO

Portfolio Highlights

As a shareholder of W&R Target Pathfinder Conservative Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

W&R Target Money Market Portfolio	$27.95
W&R Target Bond Portfolio	$27.78
W&R Target Dividend Income Portfolio	$18.06
Cash and Cash Equivalents	$8.42
W&R Target Growth Portfolio	$8.10
W&R Target International Value Portfolio	$4.34
W&R Target Mid Cap Growth Portfolio	$1.77
W&R Target Value Portfolio	$1.75
W&R Target Small Cap Growth Portfolio	$0.93
W&R Target Small Cap Value Portfolio	$0.90

The Investments of Pathfinder Conservative Portfolio
June 30, 2008 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	81,177	$428,762
W&R Target Dividend Income Portfolio	37,848	278,647
W&R Target Growth Portfolio	11,574	125,056
W&R Target International Value Portfolio	3,499	66,988
W&R Target Mid Cap Growth Portfolio	4,286	27,244
W&R Target Money Market Portfolio	431,328	431,328
W&R Target Small Cap Growth Portfolio*	1,627	14,341
W&R Target Small Cap Value Portfolio	1,066	13,875
W&R Target Value Portfolio	4,807	26,993

TOTAL AFFILIATED MUTUAL FUNDS - 91.58%		$1,413,234

(Cost: $1,434,079)

SHORT-TERM SECURITIES - 12.31%	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $190,007 on 7-1-08 (A)	$190	$190,000
(Cost: $190,000)

TOTAL INVESTMENT SECURITIES - 103.89%		$1,603,234

(Cost: $1,624,079)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.89%)		(60,024)

NET ASSETS - 100.00%		$1,543,210

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $138,000 United States Treasury Bond, 8.5% due 2-15-20; market value and accrued interest aggregate $194,753.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      PATHFINDER CONSERVATIVE PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 4):
Investments in affiliated mutual funds (cost - $1,434)	$1,413
Repurchase agreement (cost - $190)	190

	1,603
Cash	1
Receivables:
Portfolio shares sold	25
Dividends and interest	––	*
Prepaid and other assets	6

Total assets	1,635

LIABILITIES
Payable for investment securities purchased	91
Payable to Portfolio shareholders	––	*
Other	1

Total liabilities	92

Total net assets	$1,543

NET ASSETS
$0.001 par value capital stock:
Capital stock	$––	*
Additional paid-in capital	1,566
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(2)
Accumulated undistributed net realized gain on investment transactions	––
Net unrealized depreciation in value of investments	(21)

Net assets applicable to outstanding units of capital	$1,543

Net asset value per share (net assets divided by shares outstanding)	$5.0261

Capital shares outstanding	307
Capital shares authorized	20,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      PATHFINDER CONSERVATIVE PORTFOLIO
      For the Period from March 13, 2008(1) through June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT LOSS
Income (Notes 1B and 11):
Dividends from affiliated mutual funds	$2
Interest and amortization	–– *

Total income	2

Expenses (Note 2):
Legal fees	2
Registration fees	2

Total expenses	4

Net investment loss	(2)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments in affiliated mutual funds	––
Unrealized depreciation in value of affiliated mutual funds during the period	(21)

Net loss on investments	(21)

Net decrease in net assets resulting from operations	$(23)

*Not shown due to rounding.

(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      PATHFINDER CONSERVATIVE PORTFOLIO
      (In Thousands)                                                                                                           (Unaudited)

For the period from 3-13-08(1) through
6-30-08

INCREASE IN NET ASSETS
Operations:
Net investment loss	$(2)
Realized net gain on investments	––
Unrealized depreciation	(21)

Net decrease in net assets resulting from operations	(23)

Distributions to shareholders from (Notes 1E):(2)
Net investment income	(––)
Realized gains on investment transactions	(––)

(––)

Capital share transactions(3)	1,566

Total increase	1,543
NET ASSETS
Beginning of period	––

End of period	$1,543

Accumulated undistributed net investment loss	$(2)

(1)Commencement of operations.
(2)See "Financial Highlights" on page 198.

(3)Shares issued from sale of shares	309
Shares issued from reinvestment of dividend and/or capital gains distribution	––
Shares redeemed	(2)

Increase in outstanding capital shares	307

Value issued from sale of shares	$1,577
Value issued from reinvestment of dividend and/or capital gains distribution	––
Value redeemed	(11)

Increase in outstanding capital	$1,566

See Notes to Financial Statements.

Financial Highlights
      PATHFINDER CONSERVATIVE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout the Period:                          (Unaudited)

	For the period from 3-13-08(1) through
	6-30-08

Net asset value, beginning of period	$5.0000

Income (loss) from investment operations:
Net investment loss	(0.0101)
Net realized and unrealized gain on investments	0.0362

Total from investment operations	0.0261

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$5.0261

Total return	0.52%
Net assets, end of period (in millions)	$2
Ratio of expenses to average net assets	1.35	%(2)
Ratio of net investment loss to average net assets	-0.67	%(2)
Portfolio turnover rate	0%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF PATHFINDER MODERATE PORTFOLIO

Portfolio Highlights

As a shareholder of W&R Target Pathfinder Moderate Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

W&R Target Money Market Portfolio	$20.11
W&R Target Bond Portfolio	$20.06
W&R Target Dividend Income Portfolio	$17.48
W&R Target Growth Portfolio	$11.61
W&R Target International Value Portfolio	$7.57
W&R Target International Growth Portfolio	$6.80
W&R Target Value Portfolio	$4.73
W&R Target Small Cap Value Portfolio	$3.86
W&R Target Mid Cap Growth Portfolio	$3.81
Cash and Cash Equivalents	$2.00
W&R Target Small Cap Growth Portfolio	$1.97

The Investments of Pathfinder Moderate Portfolio
June 30, 2008 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	971,547	$5,131,518
W&R Target Dividend Income Portfolio	607,406	4,471,904
W&R Target Growth Portfolio	274,765	2,968,750
W&R Target International Growth Portfolio	180,333	1,740,613
W&R Target International Value Portfolio	101,057	1,935,115
W&R Target Mid Cap Growth Portfolio	153,462	975,463
W&R Target Money Market Portfolio	5,144,690	5,144,690
W&R Target Small Cap Growth Portfolio*	57,240	504,518
W&R Target Small Cap Value Portfolio	75,955	988,408
W&R Target Value Portfolio	215,641	1,211,038

TOTAL INVESTMENT SECURITIES - 98.00%		$25,072,017

(Cost: $25,671,892)

SHORT-TERM SECURITIES - 3.07%	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $786,031 on 7-1-08 (A)	$786	$786,000
(Cost: $786,000)

TOTAL INVESTMENT SECURITIES - 101.07%		$25,858,017

(Cost: $26,457,892)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.07%)		(274,575)

NET ASSETS - 100.00%		$25,583,442

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $664,000 United States Treasury Bond, 6.125% due 11-15-27; market value and accrued interest aggregate $799,931.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      PATHFINDER MODERATE PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 4):
Investments in affiliated mutual funds (cost - $25,672)	$25,072
Repurchase agreement (cost - $786)	786

	25,858
Cash	1
Receivables:
Portfolio shares sold	407
Dividends and interest	––	*
Prepaid and other assets	6

Total assets	26,272

LIABILITIES
Payable for investment securities purchased	687
Payable to Portfolio shareholders	––	*
Other	2

Total liabilities	689

Total net assets	$25,583

NET ASSETS
$0.001 par value capital stock:
Capital stock	$5
Additional paid-in capital	26,164
Accumulated undistributed income:
Accumulated undistributed net investment income	10
Accumulated undistributed net realized gain on investment transactions	4
Net unrealized depreciation in value of investments	(600)

Net assets applicable to outstanding units of capital	$25,583

Net asset value per share (net assets divided by shares outstanding)	$4.9086

Capital shares outstanding	5,212
Capital shares authorized	20,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      PATHFINDER MODERATE PORTFOLIO
      For the Period From March 4, 2008(1) through June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Notes 1B and 11):
Dividends from affiliated mutual funds	$14
Interest and amortization	1

Total income	15

Expenses (Note 2):
Legal fees	2
Registration fees	2
Accounting services fee	1
Other	–– *

Total expenses	5

Net investment income	10

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments in affiliated mutual funds	4
Unrealized depreciation in value of affiliated mutual funds during the period	(600)

Net loss on investments	(596)

Net decrease in net assets resulting from operations	$(586)

*Not shown due to rounding.

(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      PATHFINDER MODERATE PORTFOLIO
      (In Thousands)                                                                                                            (Unaudited)

For the period from 3-4-08(1) through
6-30-08

INCREASE IN NET ASSETS
Operations:
Net investment income	$10
Realized net gain on investments	4
Unrealized depreciation	(600)

Net decrease in net assets resulting from operations	(586)

Distributions to shareholders from (Notes 1E):(2)
Net investment income	(––)
Realized gains on investment transactions	(––)

(––)

Capital share transactions(3)	26,169

Total increase	25,583
NET ASSETS
Beginning of period	––

End of period	$25,583

Accumulated undistributed net investment income	$10

(1)Commencement of operations.
(2)See "Financial Highlights" on page 204.

(3)Shares issued from sale of shares	5,237
Shares issued from reinvestment of dividend and/or capital gains distribution	––
Shares redeemed	(25)

Increase in outstanding capital shares	5,212

Value issued from sale of shares	$26,293
Value issued from reinvestment of dividend and/or capital gains distribution	––
Value redeemed	(124)

Increase in outstanding capital	$26,169

See Notes to Financial Statements.

Financial Highlights
      PATHFINDER MODERATE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout the Period:                         (Unaudited)

	For the period from 3-4-08(1) through
	6-30-08

Net asset value, beginning of period	$5.0000

Income (loss) from investment operations:
Net investment income	0.0020
Net realized and unrealized loss on investments	(0.0934)

Total from investment operations	(0.0914)

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$4.9086

Total return	-1.83%
Net assets, end of period (in millions)	$26
Ratio of expenses to average net assets	0.14	%(2)
Ratio of net investment income to average net assets	0.31	%(2)
Portfolio turnover rate	1%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF
PATHFINDER MODERATELY AGGRESSIVE PORTFOLIO

Portfolio Highlights

As a shareholder of W&R Target Pathfinder Moderately Aggressive Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

W&R Target Dividend Income Portfolio	$17.66
W&R Target Money Market Portfolio	$15.20
W&R Target Bond Portfolio	$15.16
W&R Target Growth Portfolio	$11.73
W&R Target International Value Portfolio	$10.46
W&R Target International Growth Portfolio	$8.82
W&R Target Small Cap Value Portfolio	$6.82
W&R Target Mid Cap Growth Portfolio	$4.80
W&R Target Value Portfolio	$4.77
W&R Target Small Cap Growth Portfolio	$2.99
Cash and Cash Equivalents	$1.59

The Investments of Pathfinder Moderately Aggressive Portfolio
June 30, 2008 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	1,426,725	$7,535,678
W&R Target Dividend Income Portfolio	1,192,621	8,780,433
W&R Target Growth Portfolio	539,797	5,832,341
W&R Target International Growth Portfolio	454,248	4,384,490
W&R Target International Value Portfolio	271,677	5,202,289
W&R Target Mid Cap Growth Portfolio	375,918	2,389,484
W&R Target Money Market Portfolio	7,559,572	7,559,572
W&R Target Small Cap Growth Portfolio*	168,496	1,485,129
W&R Target Small Cap Value Portfolio	260,608	3,391,289
W&R Target Value Portfolio	422,142	2,370,749

TOTAL AFFILIATED MUTUAL FUNDS - 98.41%		$48,931,454

(Cost: $50,272,922)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $907,035 on 7-1-08 (A)	$907	907,000
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $483,019 on 7-1-08 (B)	483	483,000
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $210,008 on 7-1-08 (C)	210	210,000

TOTAL SHORT-TERM SECURITIES - 3.22%		$1,600,000

(Cost: $1,600,000)

TOTAL INVESTMENT SECURITIES - 101.63%		$50,531,454

(Cost: $51,872,922)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.63%)		(810,072)

NET ASSETS - 100.00%		$49,721,382

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $664,000 United States Treasury Note, 7.875% due 2-15-21; market value and accrued interest aggregate $905,613.
(B)Collateralized by $342,000 United States Treasury Bond, 8.5% due 2-15-20; market value and accrued interest aggregate $482,649.
(C)Collateralized by $153,000 United States Treasury Bond, 8.125% due 5-15-21; market value and accrued interest aggregate $210,157.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      PATHFINDER MODERATELY AGGRESSIVE PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 4):
Investments in affiliated mutual funds (cost - $50,273)	$48,931
Repurchase agreement (cost - $1,600)	1,600

50,531
Cash	1
Receivables:
Portfolio shares sold	686
Dividends and interest	1
Prepaid and other assets	6

Total assets	51,225

LIABILITIES
Payable for investment securities purchased	1,500
Payable to Portfolio shareholders	1
Other	3

Total liabilities	1,504

Total net assets	$49,721

NET ASSETS
$0.001 par value capital stock:
Capital stock	$10
Additional paid-in capital	51,035
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	17
Accumulated undistributed net realized gain on investment transactions	––
Net unrealized depreciation in value of investments	(1,341)

Net assets applicable to outstanding units of capital	$49,721

Net asset value per share (net assets divided by shares outstanding)	$5.0244

Capital shares outstanding	9,896
Capital shares authorized	20,000

See Notes to Financial Statements.

Statement of Operations
      PATHFINDER MODERATELY AGGRESSIVE PORTFOLIO
      For the Period from March 4, 2008(1) through June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Notes 1B and 11):
Dividends from affiliated mutual funds	$22
Interest and amortization	2

Total income	24

Expenses (Note 2):
Accounting services fee	3
Registration fees	2
Legal fees	1
Other	1

Total expenses	7

Net investment income	17

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments in affiliated mutual funds	––
Unrealized depreciation in value of affiliated mutual funds during the period	(1,341)

Net loss on investments	(1,341)

Net decrease in net assets resulting from operations	$(1,324)

(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      PATHFINDER MODERATELY AGGRESSIVE PORTFOLIO
      (In Thousands)                                                                                                           (Unaudited)

For the period from 3-4-08(1) through
6-30-08

INCREASE IN NET ASSETS
Operations:
Net investment income	$17
Realized net gain on investments	––
Unrealized depreciation	(1,341)

Net decrease in net assets resulting from operations	(1,324)

Distributions to shareholders from (Notes 1E):(2)
Net investment income	(––)
Realized gains on investment transactions	(––)

(––)

Capital share transactions(3)	51,045

Total increase	49,721
NET ASSETS
Beginning of period	––

End of period	$49,721

Accumulated undistributed net investment income	$17

(1)Commencement of operations.
(2)See "Financial Highlights" on page 211.

(3)Shares issued from sale of shares	9,934
Shares issued from reinvestment of dividend and/or capital gains distribution	––
Shares redeemed	(38)

Increase in outstanding capital shares	9,896

Value issued from sale of shares	$51,240
Value issued from reinvestment of dividend and/or capital gains distribution	––
Value redeemed	(195)

Increase in outstanding capital	$51,045

See Notes to Financial Statements.

Financial Highlights
      PATHFINDER MODERATELY AGGRESSIVE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout the Period:                          (Unaudited)

	For the period from 3-4-08(1) through
	6-30-08

Net asset value, beginning of period	$5.0000

Income from investment operations:
Net investment income	0.0017
Net realized and unrealized gain on investments	0.0227

Total from investment operations	0.0244

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$5.0244

Total return	0.49%
Net assets, end of period (in millions)	$50
Ratio of expenses to average net assets	0.10	%(2)
Ratio of net investment income to average net assets	0.24	%(2)
Portfolio turnover rate	0%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF
PATHFINDER MODERATELY CONSERVATIVE PORTFOLIO

Portfolio Highlights

As a shareholder of W&R Target Pathfinder Moderately Conservative Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

W&R Target Money Market Portfolio	$22.77
W&R Target Bond Portfolio	$22.73
W&R Target Dividend Income Portfolio	$15.81
Cash and Cash Equivalents	$10.88
W&R Target Growth Portfolio	$9.63
W&R Target International Growth Portfolio	$4.39
W&R Target Value Portfolio	$4.29
W&R Target International Value Portfolio	$4.27
W&R Target Mid Cap Growth Portfolio	$3.46
W&R Target Small Cap Growth Portfolio	$0.90
W&R Target Small Cap Value Portfolio	$0.87

The Investments of Pathfinder Moderately Conservative Portfolio
June 30, 2008 (Unaudited)
AFFILIATED MUTUAL FUNDS	Shares	Value

W&R Target Bond Portfolio	268,469	$1,417,998
W&R Target Dividend Income Portfolio	134,016	986,663
W&R Target Growth Portfolio	55,637	601,146
W&R Target International Growth Portfolio	28,396	274,084
W&R Target International Value Portfolio	13,909	266,339
W&R Target Mid Cap Growth Portfolio	33,917	215,591
W&R Target Money Market Portfolio	1,420,919	1,420,919
W&R Target Small Cap Growth Portfolio*	6,337	55,857
W&R Target Small Cap Value Portfolio	4,194	54,570
W&R Target Value Portfolio	47,609	267,373

TOTAL AFFILIATED MUTUAL FUNDS - 89.12%		$5,560,540

(Cost: $5,674,149)

SHORT-TERM SECURITIES - 2.61%	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $163,006 on 7-1-08 (A)	$163	$163,000
(Cost: $163,000)

TOTAL INVESTMENT SECURITIES - 91.73%		$5,723,540

(Cost: $5,837,149)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 8.27%		515,963

NET ASSETS - 100.00%		$6,239,503

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $116,000 United States Treasury Bond, 8.5% due 2-15-20; market value and accrued interest aggregate $163,705.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      PATHFINDER MODERATELY CONSERVATIVE PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 4):
Investments in affiliated mutual funds (cost - $5,674)	$5,561
Repurchase agreement (cost - $163)	163

	5,724
Cash	1
Receivables:
Portfolio shares sold	574
Dividends and interest	––	*
Prepaid and other assets	6

Total assets	6,305

LIABILITIES
Payable for investment securities purchased	64
Payable to Portfolio shareholders	1
Accrued service fee (Note 2)	––	*

Total liabilities	65

Total net assets	$6,240

NET ASSETS
$0.001 par value capital stock:
Capital stock	$1
Additional paid-in capital	6,351
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1
Accumulated undistributed net realized gain on investment transactions	1
Net unrealized depreciation in value of investments	(114)

Net assets applicable to outstanding units of capital	$6,240

Net asset value per share (net assets divided by shares outstanding)	$5.0269

Capital shares outstanding	1,241
Capital shares authorized	20,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      PATHFINDER MODERATELY CONSERVATIVE PORTFOLIO
      For the Period from March 12, 2008(1) through June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Notes 1B and 11):
Dividends from affiliated mutual funds	$4
Interest and amortization	–– *

Total income	4

Expenses (Note 2):
Registration fees	2
Legal fees	1

Total expenses	3

Net investment income	1

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments in affiliated mutual funds	1
Unrealized depreciation in value of affiliated mutual funds during the period	(114)

Net loss on investments	(113)

Net decrease in net assets resulting from operations	$(112)

*Not shown due to rounding.

(1)Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      PATHFINDER MODERATELY CONSERVATIVE PORTFOLIO
      (In Thousands)                                                                                                           (Unaudited)

For the period from 3-12-08(1) through
6-30-08

INCREASE IN NET ASSETS
Operations:
Net investment income	$1
Realized net gain on investments	1
Unrealized depreciation	(114)

Net decrease in net assets resulting from operations	(112)

Distributions to shareholders from (Notes 1E):(2)
Net investment income	(––)
Realized gains on investment transactions	(––)

(––)

Capital share transactions(3)	6,352

Total increase	6,240
NET ASSETS
Beginning of period	––

End of period	$6,240

Accumulated undistributed net investment income	$1

(1)Commencement of operations.
(2)See "Financial Highlights" on page 218.

(3)Shares issued from sale of shares	1,252
Shares issued from reinvestment of dividend and/or capital gains distribution	––
Shares redeemed	(11)

Increase in outstanding capital shares	1,241

Value issued from sale of shares	$6,410
Value issued from reinvestment of dividend and/or capital gains distribution	––
Value redeemed	(58)

Increase in outstanding capital	$6,352

See Notes to Financial Statements.

Financial Highlights
      PATHFINDER MODERATELY CONSERVATIVE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout the Period:                         (Unaudited)

	For the period from 3-12-08(1) through
	6-30-08

Net asset value, beginning of period	$5.0000

Income from investment operations:
Net investment income	0.0017
Net realized and unrealized gain on investments	0.0252

Total from investment operations	0.0269

Less distributions from:
Net investment income	(0.0000)
Capital gains	(0.0000)

Total distributions	(0.0000)

Net asset value, end of period	$5.0269

Total return	0.54%
Net assets, end of period (in millions)	$6
Ratio of expenses to average net assets	0.46	%(2)
Ratio of net investment income to average net assets	0.11	%(2)
Portfolio turnover rate	2%

(1)Commencement of operations.
(2)Annualized.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF REAL ESTATE SECURITIES PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Real Estate Securities Portfolio had net assets totaling $46,495,758 invested in a diversified portfolio of:

92.68%	Domestic Common Stocks
5.86%	Cash and Cash Equivalents
1.46%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Shelter Stocks	$90.54
Cash and Cash Equivalents	$5.86
Business Equipment and Services Stocks	$1.46
Miscellaneous Stocks(1)	$1.09
Consumer Services Stocks	$1.05

(1) Includes $0.35 Health Care Stocks, $0.51 Multiple Industry Stocks and $0.23 Utilities Stocks.

The Investments of Real Estate Securities Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 1.46%
Brookfield Properties Corporation	38,025	$676,465

Health Care - General - 0.35%
Sun Healthcare Group, Inc.*	12,300	164,881

Hotels and Gaming - 1.05%
Gaylord Entertainment Company*	7,400	177,304
Marriott International, Inc., Class A	11,900	312,256
		489,560
Multiple Industry - 0.51%
DuPont Fabros Technology, Inc.	12,700	236,728

Real Estate Investment Trust - 90.54%
AMB Property Corporation	18,200	916,916
Acadia Realty Trust	16,100	372,715
Alexandria Real Estate Equities, Inc.	8,400	817,656
American Campus Communities, Inc.	13,600	378,624
Apartment Investment and Management Company, Class A	13,062	444,892
AvalonBay Communities, Inc.	13,300	1,185,828
BRE Properties, Inc., Class A	12,800	553,984
BioMed Realty Trust, Inc.	16,943	415,612
Boston Properties, Inc.	21,500	1,939,730
Camden Property Trust	6,300	278,838
Corporate Office Properties Trust	23,600	810,188
Cousins Properties Incorporated	8,700	200,970
Developers Diversified Realty Corporation	23,300	808,743
Digital Realty Trust, Inc.	25,400	1,039,114
Douglas Emmett, Inc.	36,200	795,314
Duke Realty Corporation	13,500	303,075
EastGroup Properties, Inc.	6,500	278,850
Entertainment Properties Trust	2,500	123,600
Equity Residential	33,200	1,270,564
Essex Property Trust, Inc.	12,100	1,288,650
Extra Space Storage Inc.	11,000	168,960
Federal Realty Investment Trust	12,100	834,900
General Growth Properties, Inc.	35,688	1,250,150
Gramercy Capital Corp.	10,100	117,059
Health Care Property Investors, Inc.	33,700	1,071,997
Health Care REIT, Inc.	12,800	569,600
Healthcare Realty Trust Incorporated	11,200	266,224
Hersha Hospitality Trust	34,100	257,455
Host Hotels & Resorts, Inc.	68,068	929,128
iStar Financial Inc.	8,700	114,927
Kilroy Realty Corporation	16,100	757,183
Kimco Realty Corporation	41,000	1,415,320
LaSalle Hotel Properties	13,000	326,690
Liberty Property Trust	10,300	341,445
Macerich Company (The)	19,600	1,217,748
Maguire Properties, Inc.	9,300	113,181
Mid-America Apartment Communities, Inc.	7,300	372,592
National Retail Properties, Inc.	16,600	346,940
Nationwide Health Properties, Inc.	18,900	595,161
PS Business Parks, Inc.	10,400	536,640
ProLogis	57,902	3,146,974
Public Storage, Inc.	24,100	1,947,039
Regency Centers Corporation	14,900	880,888
SL Green Realty Corp.	11,400	943,008
Saul Centers, Inc.	6,800	319,532
Simon Property Group, Inc.	42,200	3,793,358
Tanger Factory Outlet Centers, Inc.	9,800	352,114
Taubman Centers, Inc.	14,200	690,830
UDR, Inc.	14,200	317,796
Ventas, Inc.	24,800	1,055,736
Vornado Realty Trust	26,300	2,314,400
Washington Real Estate Investment Trust	16,900	507,845
		42,096,683
Utilities - Telephone - 0.23%
American Tower Corporation, Class A*	2,500	105,625

TOTAL COMMON STOCKS - 94.14%		$43,769,942

(Cost: $44,072,386)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	$1,120	1,120,000
Starbucks Corporation,
3.05%, 7-1-08	1,400	1,400,000

TOTAL SHORT-TERM SECURITIES - 5.42%		$2,520,000

(Cost: $2,520,000)

TOTAL INVESTMENT SECURITIES - 99.56%		$46,289,942

(Cost: $46,592,386)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.44%		205,816

NET ASSETS - 100.00%		$46,495,758

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      REAL ESTATE SECURITIES PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $46,592) (Notes 1 and 4)	$46,290
Cash	8
Receivables:
Dividends and interest	178
Investment securities sold	101
Portfolio shares sold	48
Prepaid and other assets	1

Total assets	46,626

LIABILITIES
Payable for investment securities purchased	118
Accrued accounting services fee (Note 2)	3
Payable to Portfolio shareholders	2
Accrued management fee (Note 2)	1
Accrued service fee (Note 2)	––	*
Accrued shareholder servicing (Note 2)	––	*
Other	6

Total liabilities	130

Total net assets	$46,496

NET ASSETS
$0.001 par value capital stock:
Capital stock	$7
Additional paid-in capital	46,756
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	1,017
Accumulated undistributed net realized loss on investment transactions	(982)
Net unrealized depreciation in value of investments	(302)

Net assets applicable to outstanding units of capital	$46,496

Net asset value, redemption and offering price per share	$6.7338

Capital shares outstanding	6,905
Capital shares authorized	20,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      REAL ESTATE SECURITIES PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $2)	$922
Interest and amortization	29

Total income	951

Expenses (Note 2):
Investment management fee	214
Service fee	59
Accounting services fee	16
Audit fees	9
Custodian fees	8
Legal fees	2
Shareholder servicing	–– *
Other	6

Total expenses	314

Net investment income	637

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTES 1 AND 4)
Realized net loss on investments	(1,443)
Unrealized depreciation in value of investments during the period	(1,203)

Net loss on investments	(2,646)

Net decrease in net assets resulting from operations	$(2,009)

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      REAL ESTATE SECURITIES PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2008	2007

DECREASE IN NET ASSETS
Operations:
Net investment income	$637	$643
Realized net gain (loss) on investments	(1,443)	2,097
Unrealized depreciation	(1,203)	(12,974)

Net decrease in net assets resulting from operations	(2,009)	(10,234)

Distributions to shareholders from (Note 1E):(1)
Net investment income	(––)	(310)
Realized gains on investment transactions	(––)	(2,186)

	(––)	(2,496)

Capital share transactions(2)	202	1,261

Total decrease	(1,807)	(11,469)
NET ASSETS
Beginning of period	48,303	59,772

End of period	$46,496	$48,303

Accumulated undistributed net investment income	$1,017	$380

(1)See "Financial Highlights" on page 225.

(2)Shares issued from sale of shares	721	1,647
Shares issued from reinvestment of dividend and/or capital gains distribution	––	357
Shares redeemed	(730)	(1,900)

Increase (decrease) in outstanding capital shares	(9)	104

Value issued from sale of shares	$5,180	$14,670
Value issued from reinvestment of dividend and/or capital gains distribution	––	2,496
Value redeemed	(4,978)	(15,905)

Increase in outstanding capital	$202	$1,261

See Notes to Financial Statements.

Financial Highlights
      REAL ESTATE SECURITIES PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

For the six months ended	For the fiscal year ended December 31,	For the period from 5-27-04(1) through
6-30-08	2007	2006	2005	12-31-04

Net asset value, beginning of period	$6.9867	$8.7770	$6.9610	$6.5176	$5.0000

Income (loss) from investment operations:
Net investment income	0.0925	0.0938	0.0367	0.0779	0.0396
Net realized and unrealized gain (loss) on investments	(0.3454)	(1.5033)	2.0572	0.6278	1.5935

Total from investment operations	(0.2529)	(1.4095)	2.0939	0.7057	1.6331

Less distributions from:
Net investment income	(0.0000)	(0.0473)	(0.0607)	(0.0954)	(0.0349)
Capital gains	(0.0000)	(0.3335)	(0.2172)	(0.1669)	(0.0806)

Total distributions	(0.0000)	(0.3808)	(0.2779)	(0.2623)	(0.1155)

Net asset value, end of period	$6.7338	$6.9867	$8.7770	$6.9610	$6.5176

Total return	-3.62%	-16.07%	30.08%	10.83%	32.66%
Net assets, end of period (in millions)	$46	$48	$60	$33	$19
Ratio of expenses to average net assets including expense waiver	1.33	%(2)	1.30%	1.31%	1.38%	1.21	%(2)
Ratio of net investment income to average net assets including expense waiver	2.69	%(2)	1.08%	1.03%	1.26%	2.14	%(2)
Ratio of expenses to average net assets excluding expense waiver	1.33	%(2)(3)	1.30	%(3)	1.31	%(3)	1.38	%(3)	1.55	%(2)
Ratio of net investment income to average net assets excluding expense waiver	2.69	%(2)(3)	1.08	%(3)	1.03	%(3)	1.26	%(3)	1.80	%(2)
Portfolio turnover rate	20%	50%	32%	48%	53%

(1)Commencement of operations.
(2)Annualized.
(3)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SCIENCE AND TECHNOLOGY PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Science and Technology Portfolio had net assets totaling $342,576,836 invested in a diversified portfolio of:

68.40%	Domestic Common Stocks
21.42%	Cash and Cash Equivalents and Put Options
10.18%	Foreign Common Stocks

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Sector Weightings

Technology Stocks	$23.04
Cash and Cash Equivalents and Put Options	$21.42
Health Care Stocks	$12.46
Consumer Durables Stocks	$10.47
Energy Stocks	$10.02
Business Equipment and Services Stocks	$8.82
Consumer Nondurables Stocks	$6.19
Miscellaneous Stocks(1)	$5.00
Raw Materials Stocks	$2.58

(1)Includes $2.33 Capital Goods Stocks, $1.05 Financial Services Stocks, $1.09 Multiple Industry Stocks and $0.53 Retail Stocks.

Country Weightings

United States	$68.40
Cash and Cash Equivalents	$21.42
Other(2)	$5.22
Pacific Basin(3)	$4.96

(2)Includes $2.87 Bahamas/Caribbean, $1.29 Europe and $1.06 South America.
(3)Includes $2.22 Japan and $2.74 South Korea.

The Investments of Science and Technology Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Business Equipment and Services - 3.79%
Euronet Worldwide, Inc.*	334,750	$5,652,254
Global Cash Access, Inc.*	401,700	2,755,662
Telvent GIT, S.A.	183,800	4,415,795
Veraz Networks, Inc.*	92,600	157,420
		12,981,131
Capital Equipment - 1.30%
Dresser-Rand Group Inc.*	114,000	4,457,400

Chemicals - Petroleum and Inorganic - 1.60%
E.I. du Pont de Nemours and Company	127,900	5,485,631

Chemicals - Specialty - 0.98%
FMC Corporation	43,200	3,345,408

Computers - Peripherals - 9.73%
ACI Worldwide, Inc.*	514,600	9,056,960
Aspen Technology, Inc.*	1,039,200	13,873,320
Lawson Software, Inc.*	1,176,850	8,549,815
Netezza Corporation*	161,700	1,856,316
		33,336,411
Consumer Electronics - 10.47%
Garmin Ltd.	183,200	7,847,372
Nintendo Co., Ltd. (A)	13,500	7,615,482
Research In Motion Limited*	174,500	20,407,775
		35,870,629
Defense - 4.01%
ESCO Technologies Inc.*	292,500	13,724,100

Electrical Equipment - 1.03%
Power-One, Inc.*	859,800	1,637,919
Ultralife Corporation*	177,000	1,894,785
		3,532,704
Electronic Components - 9.30%
Cree, Inc.*	662,000	15,083,670
EMCORE Corporation*	256,500	1,606,973
IPG Photonics Corporation*	84,500	1,590,290
PMC-Sierra, Inc.*	552,600	4,196,997
Samsung Electronics Co., Ltd. (A)	15,700	9,380,527
		31,858,457
Food and Related - 6.19%
Archer Daniels Midland Company	337,000	11,373,750
Bunge Limited	91,300	9,832,097
		21,205,847
Health Care - Drugs - 3.15%
Animal Health International, Inc.*	358,700	2,245,462
Genzyme Corporation*	94,400	6,795,856
Isis Pharmaceuticals, Inc.*	128,700	1,755,468
		10,796,786
Health Care - General - 0.67%
TranS1 Inc.*	151,300	2,282,361

Hospital Supply and Management - 8.64%
Cerner Corporation (B)*	434,400	19,610,988
HealthSouth Corporation*	307,080	5,106,740
HMS Holdings Corp.*	227,000	4,878,230
		29,595,958
Insurance - Life - 1.05%
Amil Participacoes S.A. (A)	401,000	3,614,528

Multiple Industry - 1.09%
Pentair, Inc.	106,200	3,719,124

Petroleum - International - 8.57%
Noble Energy, Inc.	292,100	29,373,576

Petroleum - Services - 1.45%
ION Geophysical Corporation*	284,900	4,971,505

Retail - Specialty Stores - 0.53%
Conn's, Inc.*	112,700	1,813,343

Timesharing and Software - 5.03%
Eclipsys Corporation*	211,500	3,879,967
Fidelity National Information Services, Inc.	179,800	6,636,418
SAVVIS, Inc.*	131,900	1,702,170
Yahoo! Inc.*	242,600	5,014,542
		17,233,097

TOTAL COMMON STOCKS - 78.58%		$269,197,996

(Cost: $230,092,750)

PUT OPTIONS	Number of Contracts

Cerner Corporation, July 40, Expires 7-7-08	312	312
Cerner Corporation, July 42.5, Expires 7-7-08	729	729
Cerner Corporation, July 42.5, Expires 7-21-08	729	29,889

TOTAL PUT OPTIONS - 0.01%		$30,930

(Cost: $452,945)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
AT&T Inc.,
2.26%, 7-24-08	$5,000	4,992,781
Alcoa Incorporated,
2.85%, 7-9-08	2,000	1,998,733
BP Capital Markets p.l.c.,
2.6%, 7-1-08	3,018	3,018,000
Campbell Soup Co.,
2.35%, 7-7-08	463	462,819
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	10,000	10,000,000
Coca-Cola Company (The),
2.03%, 7-8-08	3,000	2,998,816
Colgate-Palmolive Company,
2.15%, 7-30-08	5,000	4,991,340
Gannett Co., Inc.,
2.95%, 7-16-08	5,000	4,993,854
Honeywell International Inc.,
2.23%, 7-16-08	5,000	4,995,354
IBM Capital Inc. (International Business Machines Corporation),
2.2%, 7-24-08	10,000	9,985,944
Kimberly-Clark Worldwide Inc.,
2.24%, 7-28-08	8,000	7,986,560
PepsiCo, Inc.,
2.1%, 7-14-08	2,215	2,213,320
Siemens Capital Corp.,
2.17%, 7-9-08	5,000	4,997,589
USAA Capital Corp.,
2.2%, 7-1-08	5,000	5,000,000

TOTAL SHORT-TERM SECURITIES - 20.03%		$68,635,110

(Cost: $68,635,110)

TOTAL INVESTMENT SECURITIES - 98.62%	$337,864,036

(Cost: $299,180,805)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.38%	4,712,800

NET ASSETS - 100.00%	$342,576,836

Notes to Schedule of Investments
*No income dividends were paid during the preceding 12 months.
(A)Listed on an exchange outside the United States.
(B)Security serves as cover for the following written options outstanding at June 30, 2008. (See Note 6 to Financial Statements.):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Cerner Corporation:	312	July/47.5	$57,986	$6,864
	313	July/47.5	58,484	14,398
	729	July/50	100,061	729
	729	July/50	100,061	8,019

			$316,592	$30,010

See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SCIENCE AND TECHNOLOGY PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                          (Unaudited)

ASSETS
Investment securities - at value (cost - $299,181) (Notes 1 and 4)	$337,864
Cash	2
Cash denominated in foreign currencies (cost - $4,187)	4,187
Receivables:
Investment securities sold	691
Dividends and interest	95
Portfolio shares sold	71
Prepaid and other assets	5

Total assets	342,915

LIABILITIES
Payable to Portfolio shareholders	242
Outstanding written options - at value (premium received - $317) (Note 6)	30
Accrued accounting services fee (Note 2)	10
Accrued management fee (Note 2)	8
Accrued service fee (Note 2)	2
Accrued shareholder servicing (Note 2)	1
Other	45

Total liabilities	338

Total net assets	$342,577

NET ASSETS
$0.001 par value capital stock:
Capital stock	$21
Additional paid-in capital	277,566
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(370)
Accumulated undistributed net realized gain on investment transactions	26,391
Net unrealized appreciation in value of investments	38,969

Net assets applicable to outstanding units of capital	$342,577

Net asset value, redemption and offering price per share	$16.6908

Capital shares outstanding	20,525
Capital shares authorized	50,000

See Notes to Financial Statements.

Statement of Operations
      SCIENCE AND TECHNOLOGY PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                            (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$1,022
Dividends (net of foreign withholding taxes of $42)	714

Total income	1,736

Expenses (Note 2):
Investment management fee	1,520
Service fee	447
Accounting services fee	58
Custodian fees	23
Audit fees	16
Legal fees	4
Shareholder servicing	2
Other	31

Total	2,101
Less expenses in excess of limit (Notes 2 and 14)	(36)

Total expenses	2,065

Net investment loss	(329)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on securities	16,414
Realized net gain on written options	2,211
Realized net loss on foreign currency transactions	(16)

Realized net gain on investments	18,609

Unrealized depreciation in value of securities during the period	(46,561)
Unrealized appreciation in value of written options during the period	110

Unrealized depreciation in value of investments during the period	(46,451)

Net loss on investments	(27,842)

Net decrease in net assets resulting from operations	$(28,171)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SCIENCE AND TECHNOLOGY PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2008	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(329)	$(1,573)
Realized net gain on investments	18,609	78,040
Unrealized appreciation (depreciation)	(46,451)	5,303

Net increase (decrease) in net assets resulting from operations	(28,171)	81,770

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(––)
Realized gains on investment transactions	(––)	(73,000)

	(––)	(73,000)

Capital share transactions(2)	(25,682)	35,441

Total increase (decrease)	(53,853)	44,211
NET ASSETS
Beginning of period	396,430	352,219

End of period	$342,577	$396,430

Accumulated undistributed net investment loss	$(370)	$(25)

(1)See "Financial Highlights" on page 234.

(2)Shares issued from sale of shares	510	1,208
Shares issued from reinvestment of dividend and/or capital gains distribution	––	4,061
Shares redeemed	(2,036)	(3,098)

Increase (decrease) in outstanding capital shares	(1,526)	2,171

Value issued from sale of shares	$8,591	$24,507
Value issued from reinvestment of dividend and/or capital gains distribution	––	73,000
Value redeemed	(34,273)	(62,066)

Increase (decrease) in outstanding capital	$(25,682)	$35,441

See Notes to Financial Statements.

Financial Highlights
      SCIENCE AND TECHNOLOGY PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                 (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-08		2007	2006	2005	2004		2003

Net asset value, beginning of period	$17.9777		$17.7170	$16.8844	$14.4014		$12.3883		$9.4961

Income (loss) from investment operations:
Net investment loss	(0.0169)		(0.0712)	(0.1178)	(0.1145)		(0.0751)		(0.0521)
Net realized and unrealized gain (loss) on investments	(1.2700)		4.3892	1.4468	2.5975		2.0882		2.9443

Total from investment operations	(1.2869)		4.3180	1.3290	2.4830		2.0131		2.8922

Less distributions from:
Net investment income	(0.0000)		(0.0000)	(0.0000)	(0.0000)		(0.0000)		(0.0000)
Capital gains	(0.0000)		(4.0573)	(0.4964)	(0.0000)		(0.0000)		(0.0000)

Total distributions	(0.0000)		(4.0573)	(0.4964)	(0.0000)		(0.0000)		(0.0000)

Net asset value, end of period	$16.6908		$17.9777	$17.7170	$16.8844		$14.4014		$12.3883

Total return	-7.16%		24.37%	7.87%	17.25%		16.25%		30.46%
Net assets, end of period (in millions)	$343		$396	$352	$361	$322		$268
Ratio of expenses to average net assets including expense waiver	1.16	%(1)	1.15%	1.17%	1.17%		1.17%		1.16%
Ratio of net investment loss to average net assets including expense waiver	-0.19	%(1)	-0.42%	-0.65%	-0.74%		-0.59%		-0.52%
Ratio of expenses to average net assets excluding expense waiver	1.18	%(1)	1.17%	1.18%	1.17	%(2)	1.17	%(2)	1.16	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-0.21	%(1)	-0.44%	-0.66%	-0.74	%(2)	-0.59	%(2)	-0.52	%(2)
Portfolio turnover rate	35%		73%	71%	104%		107%		116%

(1)Annualized
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SMALL CAP GROWTH PORTFOLIO

Portfolio Highlights

 On June 30, 2008, W&R Target Small Cap Growth Portfolio had net assets totaling $438,803,014 invested in a diversified portfolio of:

85.03%	Domestic Common Stocks
8.05%	Cash and Cash Equivalents
6.92%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Business Equipment and Services Stocks	$36.29
Health Care Stocks	$13.72
Cash and Cash Equivalents	$8.05
Capital Goods Stocks	$7.29
Technology Stocks	$7.23
Miscellaneous Stocks(1)	$6.78
Energy Stocks	$5.92
Consumer Services Stocks	$5.74
Consumer Nondurables Stocks	$4.98
Consumer Durables Stocks	$4.00

(1)Includes $1.98 Financial Services Stocks, $0.51 Raw Materials Stocks, $1.55 Retail Stocks, $1.03 Transportation Stocks and $1.71 Utilities Stocks.

The Investments of Small Cap Growth Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Apparel - 0.96%
Under Armour, Inc., Class A*	164,000	$4,204,960

Business Equipment and Services - 23.86%
AECOM Technology Corporation*	248,600	8,086,958
Allscripts Healthcare Solutions, Inc.*	762,600	9,467,679
Argyle Security, Inc. (A)	300,000	1,354,500
Bucyrus International, Inc., Class A	133,000	9,705,675
Capella Education Company*	55,900	3,336,950
CommVault Systems, Inc.*	626,200	10,438,754
Constant Contact, Inc.*	791,500	14,975,180
DG FastChannel, Inc.*	242,400	4,185,036
DealerTrack Holdings, Inc.*	355,600	5,012,182
EZCORP, Inc., Class A*	389,700	4,970,624
ITT Educational Services, Inc.*	70,500	5,825,415
LoopNet, Inc.*	359,900	4,070,469
RiskMetrics Group, Inc.*	345,200	6,779,728
Riverbed Technology, Inc.*	534,900	7,325,456
VistaPrint Limited*	192,174	5,152,185
Zoltek Companies, Inc.*	165,100	4,006,152
		104,692,943
Capital Equipment - 6.24%
Chicago Bridge & Iron Company N.V., NY Shares	442,600	17,624,332
NATCO Group Inc., Class A*	80,800	4,406,024
TESCO Corporation*	167,800	5,362,888
		27,393,244
Computers - Peripherals - 5.09%
MICROS Systems, Inc.*	545,400	16,634,700
Stratasys, Inc.*	307,600	5,684,448
		22,319,148
Construction Materials - 1.05%
Cogo Group, Inc.*	505,700	4,609,455

Consumer Electronics - 2.48%
DTS, Inc.*	347,200	10,882,984

Cosmetics and Toiletries - 2.03%
Bare Escentuals, Inc.*	475,200	8,900,496

Electronic Instruments - 2.14%
Trimble Navigation Limited*	263,200	9,394,924

Finance Companies - 1.98%
Financial Federal Corporation	396,875	8,715,375

Health Care - Drugs - 1.81%
Illumina, Inc.*	91,000	7,933,380

Health Care - General - 6.73%
ABIOMED, Inc.*	212,800	3,781,456
NuVasive, Inc.*	265,005	11,843,073
Omnicell, Inc.*	601,400	7,935,473
TomoTherapy Incorporated*	667,900	5,967,687
		29,527,689
Hospital Supply and Management - 5.18%
athenahealth, Inc.*	184,300	5,664,460
HMS Holdings Corp.*	153,400	3,296,566
Healthways, Inc.*	320,800	9,498,888
PSS World Medical, Inc.*	260,900	4,256,584
		22,716,498
Hotels and Gaming - 5.74%
Gaylord Entertainment Company*	290,200	6,953,192
Scientific Games Corporation, Class A*	616,100	18,236,560
		25,189,752
Household - General Products - 1.99%
Alberto-Culver Company	333,100	8,750,537

Mining - 0.51%
Thompson Creek Metals Company Inc.*	114,000	2,223,000

Motor Vehicle Parts - 1.52%
LKQ Corporation*	368,000	6,655,280

Petroleum - Domestic - 5.92%
Bill Barrett Corporation*	275,600	16,373,396
Delta Petroleum Corporation*	376,800	9,621,588
		25,994,984
Retail - Specialty Stores - 1.55%
Shutterfly, Inc.*	199,300	2,446,407
Zumiez Inc.*	263,200	4,369,120
		6,815,527
Timesharing and Software - 12.43%
Blackbaud, Inc.	466,500	9,992,430
Blackboard Inc.*	258,000	9,874,950
CoStar Group, Inc.*	248,000	11,012,440
Concur Technologies, Inc.*	130,200	4,329,801
FactSet Research Systems, Inc.	125,425	7,068,953
Ultimate Software Group, Inc. (The)*	160,500	5,721,825
Vocus, Inc.*	203,500	6,554,735
		54,555,134
Trucking and Shipping - 1.03%
Knight Transportation, Inc.	246,300	4,507,290

Utilities - Telephone - 1.71%
NTELOS Holdings Corp.	297,100	7,507,717

TOTAL COMMON STOCKS - 91.95%		$403,490,317

(Cost: $404,676,895)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Alcoa Incorporated,
2.85%, 7-9-08	$ 5,000	4,996,833
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	10,000	10,000,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.8%, 7-2-08	5,000	4,999,611
Starbucks Corporation,
2.9%, 7-1-08	9,388	9,388,000
Toyota Motor Credit Corporation,
2.2%, 7-1-08	5,000	5,000,000
Walt Disney Company (The),
2.2%, 7-14-08	5,000	4,996,028

TOTAL SHORT-TERM SECURITIES - 8.98%		$39,380,472

(Cost: $39,380,472)

TOTAL INVESTMENT SECURITIES - 100.93%		$442,870,789

(Cost: $444,057,367)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.93%)		(4,067,775)

NET ASSETS - 100.00%		$438,803,014

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Deemed to be an affiliate due to the Portfolio owning at least five percent of the voting securities. (See Note 11 to Financial Statements.)
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SMALL CAP GROWTH PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (Notes 1 and 4):
Securities (cost - $441,645)	$441,516
Affiliated company (cost - $2,412) (Note 11)	1,355

442,871
Cash	160
Receivables:
Investment securities sold	880
Dividends and interest	139
Portfolio shares sold	77
Prepaid and other assets	7

Total assets	444,134

LIABILITIES
Payable for investment securities purchased	4,636
Payable to Portfolio shareholders	614
Accrued accounting services fee (Note 2)	11
Accrued management fee (Note 2)	10
Accrued service fee (Note 2)	3
Accrued shareholder servicing (Note 2)	1
Other	56

Total liabilities	5,331

Total net assets	$438,803

NET ASSETS
$0.001 par value capital stock:
Capital stock	$50
Additional paid-in capital	442,936
Accumulated undistributed loss:
Accumulated undistributed net investment loss	(1,486)
Accumulated undistributed net realized loss on investment transactions	(1,510)
Net unrealized depreciation in value of securities	(1,187)

Net assets applicable to outstanding units of capital	$438,803

Net asset value, redemption and offering price per share	$8.8139

Capital shares outstanding	49,785
Capital shares authorized	130,000

See Notes to Financial Statements.

Statement of Operations
      SMALL CAP GROWTH PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Interest and amortization	$620
Dividends (net of foreign withholding taxes of $5)	521

Total income	1,141

Expenses (Note 2):
Investment management fee	1,936
Service fee	570
Accounting services fee	64
Audit fees	14
Legal fees	7
Custodian fees	2
Shareholder servicing	2
Other	39

Total	2,634
Less expenses in excess of limit (Notes 2 and 14)	(46)

Total expenses	2,588

Net investment loss	(1,447)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net gain on investments	16,114
Unrealized depreciation in value of investments during the period*	(90,216)

Net loss on investments	(74,102)

Net decrease in net assets resulting from operations	$(75,549)

*Includes $933 in unrealized depreciation of affiliated security.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SMALL CAP GROWTH PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30, 2008	For the fiscal year ended December 31, 2007

DECREASE IN NET ASSETS
Operations:
Net investment loss	$(1,447)	$(3,408)
Realized net gain on investments	16,114	64,156
Unrealized appreciation (depreciation)	(90,216)	9,723

Net increase (decrease) in net assets resulting from operations	(75,549)	70,471

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(––)
Realized gains on investment transactions	(––)	(52,000)

	(––)	(52,000)

Capital share transactions(2)	(29,807)	(28,872)

Total decrease	(105,356)	(10,401)
NET ASSETS
Beginning of period	544,159	554,560

End of period	$438,803	$544,159

Accumulated undistributed net investment loss	$(1,486)	$(39)

(1)See "Financial Highlights" on page 242.

(2) Shares issued from sale of shares	1,182	1,354
Shares issued from reinvestment of dividend and/or capital gains distribution	––	5,077
Shares redeemed	(4,526)	(8,898)

Decrease in outstanding capital shares	(3,344)	(2,467)

Value issued from sale of shares	$10,518	$14,572
Value issued from reinvestment of dividend and/or capital gains distribution	––	52,000
Value redeemed	(40,325)	(95,444)

Decrease in outstanding capital	$(29,807)	$(28,872)

See Notes to Financial Statements.

Financial Highlights
      SMALL CAP GROWTH PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.2422	$9.9749	$10.4866	$9.6810	$8.4703	$6.2388

Income (loss) from investment operations:
Net investment loss	(0.0272)	(0.0641)	(0.0584)	(0.0647)	(0.0741)	(0.0485)
Net realized and unrealized gain (loss) on investments	(1.4011)	1.4127	0.5883	1.3116	1.2848	2.2800

Total from investment operations	(1.4283)	1.3486	0.5299	1.2469	1.2107	2.2315

Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Capital gains	(0.0000)	(1.0813)	(1.0416)	(0.4413)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(1.0813)	(1.0416)	(0.4413)	(0.0000)	(0.0000)

Net asset value, end of period	$8.8139	$10.2422	$9.9749	$10.4866	$9.6810	$8.4703

Total return	-13.95%	13.52%	5.05%	12.88%	14.29%	35.77%
Net assets, end of period (in millions)	$439	$544	$555	$606	$589	$544
Ratio of expenses to average net assets including expense waiver	1.14	%(1)	1.14%	1.15%	1.16%	1.17%	1.15%
Ratio of net investment loss to average net assets including expense waiver	-0.64	%(1)	-0.61%	-0.55%	-0.63%	-0.82%	-0.88%
Ratio of expenses to average net assets excluding expense waiver	1.16	%(1)	1.16%	1.16%	1.16	%(2)	1.17	%(2)	1.15	%(2)
Ratio of net investment loss to average net assets excluding expense waiver	-0.66	%(1)	-0.63%	-0.56%	-0.63	%(2)	-0.82	%(2)	-0.88	%(2)
Portfolio turnover rate	43%	101%	94%	71%	96%	86%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF SMALL CAP VALUE PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Small Cap Value Portfolio had net assets totaling $185,288,578 invested in a diversified portfolio of:

83.37%	Domestic Common Stocks
8.53%	Cash and Cash Equivalents
8.10%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Financial Services Stocks	$13.35
Business Equipment and Services Stocks	$12.63
Technology Stocks	$9.22
Cash and Cash Equivalents	$8.53
Health Care Stocks	$7.71
Capital Goods Stocks	$7.48
Retail Stocks	$7.48
Consumer Services Stocks	$6.59
Consumer Nondurables Stocks	$5.58
Energy Stocks	$5.12
Utilities Stocks	$4.82
Multiple Industry Stocks	$3.15
Miscellaneous Stocks(1)	$3.08
Raw Materials Stocks	$2.85
Consumer Durables Stocks	$2.41

(1)Includes $1.21 Shelter Stocks and $1.87 Transportation Stocks.

The Investments of Small Cap Value Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 1.92%
Orbital Sciences Corporation*	151,300	$3,564,628

Banks - 9.09%
First Financial Bankshares, Inc.	44,800	2,055,200
First Midwest Bancorp, Inc.	99,100	1,848,710
First Niagara Financial Group, Inc.	229,400	2,952,378
KBW, Inc.*	97,200	2,000,376
Sterling Bancshares, Inc.	274,707	2,498,460
Texas Capital Bancshares, Inc.*	168,400	2,695,242
United Bankshares, Inc.	80,259	1,842,747
Wintrust Financial Corporation	39,958	953,797
		16,846,910
Business Equipment and Services - 10.61%
Brink's Company (The)	75,000	4,906,500
Casella Waste Systems, Inc., Class A*	120,800	1,473,760
GEO Group, Inc. (The)*	110,900	2,495,250
ITT Educational Services, Inc.*	29,200	2,412,796
SkillSoft Public Limited Company, ADR*	202,838	1,838,726
Waste Connections, Inc.*	75,250	2,402,733
Watson Wyatt & Company Holdings, Inc., Class A	77,900	4,120,131
		19,649,896
Capital Equipment - 5.40%
Actuant Corporation, Class A	73,400	2,301,090
Chart Industries, Inc.*	54,800	2,670,130
Lufkin Industries, Inc.	26,800	2,233,110
Warnaco Group, Inc. (The)*	63,600	2,806,986
		10,011,316
Chemicals - Specialty - 1.70%
Terra Industries Inc.	63,900	3,153,465

Communications Equipment - 0.79%
Polycom, Inc.*	60,300	1,470,416

Computers - Peripherals - 3.04%
Lawson Software, Inc.*	202,900	1,474,068
Sybase, Inc.*	141,548	4,164,342
		5,638,410
Construction Materials - 2.08%
Texas Industries, Inc.	68,500	3,844,905

Containers - 3.79%
Pactiv Corporation*	144,300	3,063,489
Silgan Holdings Inc.	77,889	3,953,646
		7,017,135
Defense - 1.02%
Teledyne Technologies Incorporated*	38,700	1,888,173

Electronic Components - 1.07%
PMC-Sierra, Inc.*	261,900	1,989,131

Electronic Instruments - 1.38%
WMS Industries Inc.*	85,600	2,548,312

Food and Related - 1.79%
Sensient Technologies Corporation	117,700	3,314,432

Forest and Paper Products - 0.68%
Verso Paper Holdings LLC*	149,000	1,260,540

Gold and Precious Metals - 1.15%
Jaguar Mining Inc.*	41,800	403,370
Randgold Resources Limited, ADR	37,300	1,720,836
		2,124,206
Health Care - General - 2.90%
Amedisys, Inc.*	66,500	3,355,590
Cooper Companies, Inc. (The)	54,500	2,024,675
		5,380,265
Hospital Supply and Management - 4.81%
AmSurg Corp.*	86,484	2,106,318
Kindred Healthcare, Inc.*	143,379	4,123,580
Magellan Health Services, Inc.*	72,238	2,676,057
		8,905,955
Hotels and Gaming - 5.63%
Orient-Express Hotels Ltd.	55,700	2,419,608
Pinnacle Entertainment, Inc.*	222,600	2,335,074
Scientific Games Corporation, Class A*	86,452	2,558,979
Vail Resorts, Inc.*	72,794	3,117,767
		10,431,428
Insurance - Property and Casualty - 3.38%
Endurance Specialty Holdings Ltd.	37,040	1,140,462
IPC Holdings, Ltd.	110,176	2,926,825
Navigators Group, Inc. (The)*	12,068	652,396
Platinum Underwriters Holdings, Ltd.	47,086	1,535,474
		6,255,157
Leisure Time Industry - 0.96%
LeapFrog Enterprises, Inc.*	213,916	1,779,781

Motor Vehicle Parts - 2.41%
LKQ Corporation*	247,300	4,472,421

Multiple Industry - 3.15%
Duff & Phelps Corporation, Class A*	59,900	991,944
General Moly, Inc.*	204,700	1,610,989
Innophos Holdings, Inc.	20,900	668,277
Pzena Investment Management, Inc., Class A	120,747	1,540,732
Seabridge Gold Inc.*	46,300	1,018,600
		5,830,542
Petroleum - International - 1.21%
Swift Energy Company*	33,900	2,239,434

Petroleum - Services - 3.91%
Grey Wolf, Inc.*	317,600	2,867,928
North American Energy Partners Inc.*	92,100	1,996,728
Oil States International, Inc.*	37,600	2,385,344
		7,250,000
Real Estate Investment Trust - 0.53%
American Campus Communities, Inc.	35,500	988,320

Restaurants - 1.40%
Jack in the Box Inc.*	115,700	2,592,837

Retail - Food Stores - 3.74%
Casey's General Stores, Inc.	64,600	1,497,428
Ruddick Corporation	158,500	5,438,135
		6,935,563
Retail - General Merchandise - 2.34%
BJ's Wholesale Club, Inc.*	111,800	4,326,660

Security and Commodity Brokers - 0.88%
Piper Jaffray Companies*	55,261	1,620,805

Timesharing and Software - 2.02%
Forrester Research, Inc.*	59,800	1,847,521
tw telecom inc.*	117,800	1,887,156
		3,734,677
Trucking and Shipping - 1.87%
Kirby Corporation*	47,900	2,299,200
Marten Transport, Ltd.*	29,500	472,738
Werner Enterprises, Inc.	37,500	697,125
		3,469,063
Utilities - Electric - 3.71%
Cleco Corporation	89,400	2,085,702
ITC Holdings Corp.	52,600	2,688,386
UIL Holdings Corporation	71,700	2,108,697
		6,882,785
Utilities - Gas and Pipeline - 1.11%
Southwest Gas Corporation	69,128	2,055,175

TOTAL COMMON STOCKS - 91.47%		$169,472,743

(Cost: $164,396,006)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Caterpillar Financial Services Corporation,
2.3%, 7-1-08	$6,500	6,500,000
Diageo Capital plc (Diageo plc),
3.15%, 7-1-08	2,397	2,397,000
E.I. du Pont de Nemours and Company,
2.17%, 7-17-08	4,000	3,996,142
PepsiCo, Inc.:
2.19%, 7-2-08	5,000	4,999,696
2.1%, 7-14-08	2,400	2,398,180
Starbucks Corporation,
3.05%, 7-1-08	1,211	1,211,000
USAA Capital Corp.,
2.2%, 7-1-08	3,000	3,000,000

TOTAL SHORT-TERM SECURITIES - 13.22%		$24,502,018

(Cost: $24,502,018)

TOTAL INVESTMENT SECURITIES - 104.69%		$193,974,761

(Cost: $188,898,024)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (4.69%)		(8,686,183)

NET ASSETS - 100.00%		$185,288,578

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No income dividends were paid during the preceding 12 months.
See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      SMALL CAP VALUE PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $188,898) (Notes 1 and 4)	$193,975
Receivables:
Investment securities sold	2,590
Portfolio shares sold	167
Dividends and interest	137
Prepaid and other assets	3

Total assets	196,872

LIABILITIES
Due to custodian	8,241
Payable for investment securities purchased	3,142
Payable to Portfolio shareholders	173
Accrued accounting services fee (Note 2)	7
Accrued management fee (Note 2)	4
Accrued service fee (Note 2)	1
Accrued shareholder servicing (Note 2)	–– *
Other	15

Total liabilities	11,583

Total net assets	$185,289

NET ASSETS
$0.001 par value capital stock:
Capital stock	$14
Additional paid-in capital	199,262
Accumulated undistributed income (loss):
Accumulated undistributed net investment loss	(34)
Accumulated undistributed net realized loss on investment transactions	(19,030)
Net unrealized appreciation in value of investments	5,077

Net assets applicable to outstanding units of capital	$185,289

Net asset value, redemption and offering price per share	$13.0130

Capital shares outstanding	14,239
Capital shares authorized	40,000

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Operations
      SMALL CAP VALUE PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT LOSS
Income (Note 1B):
Dividends	$558
Interest and amortization	202

Total income	760

Expenses (Note 2):
Investment management fee	825
Service fee	243
Accounting services fee	36
Audit fees	14
Legal fees	8
Custodian fees	5
Shareholder servicing	1
Other	18

Total expenses	1,150

Net investment loss	(390)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net loss on investments	(18,963)
Unrealized appreciation in value of investments during the period	473

Net loss on investments	(18,490)

Net decrease in net assets resulting from operations	$(18,880)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      SMALL CAP VALUE PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2008	2007

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(390)	$360
Realized net gain (loss) on investments	(18,963)	6,583
Unrealized appreciation (depreciation)	473	(15,978)

Net decrease in net assets resulting from operations	(18,880)	(9,035)

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(11)
Realized gains on investment transactions	(––)	(9,800)

	(––)	(9,811)

Capital share transactions(2)	(975)	25,318

Total increase (decrease)	(19,855)	6,472
NET ASSETS
Beginning of period	205,144	198,672

End of period	$185,289	$205,144

Accumulated undistributed net investment income (loss)	$(34)	$356

(1)See "Financial Highlights" on page 251.

(2) Shares issued from sale of shares	1,443	2,052
Shares issued from reinvestment of dividend and/or capital gains distribution	––	685
Shares redeemed	(1,528)	(1,077)

Increase (decrease) in outstanding capital shares	(85)	1,660

Value issued from sale of shares	$19,213	$32,528
Value issued from reinvestment of dividend and/or capital gains distribution	––	9,811
Value redeemed	(20,188)	(17,021)

Increase (decrease) in outstanding capital	$(975)	$25,318

See Notes to Financial Statements.

Financial Highlights
      SMALL CAP VALUE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                                    (Unaudited)

	For the six months ended		For the fiscal year ended December 31,
	6-30-08		2007	2006		2005		2004		2003

Net asset value, beginning of period	$14.3219		$15.6884		$14.5826		$16.6329		$15.2013		$10.2000

Income (loss) from investment operations:
Net investment income (loss)	(0.0273)		0.0251		0.0226		0.0012		(0.0569)		(0.0364)
Net realized and unrealized gain (loss) on investments	(1.2816)		(0.6721)		2.4333		0.6886		2.3402		5.0377

Total from investment operations	(1.3089)		(0.6470)		2.4559		0.6898		2.2833		5.0013

Less distributions from:
Net investment income	(0.0000)		(0.0008)		(0.0232)		(0.0000)		(0.0000)		(0.0000)
Capital gains	(0.0000)		(0.7187)		(1.3269)		(2.7401)		(0.8517)		(0.0000)

Total distributions	(0.0000)		(0.7195)		(1.3501)		(2.7401)		(0.8517)		(0.0000)

Net asset value, end of period	$13.0130		$14.3219		$15.6884		$14.5826		$16.6329		$15.2013

Total return	-9.14%		-4.13%		16.84%		4.15%		15.02%		49.48%
Net assets, end of period (in millions)	$185		$205	$199		$160		$132		$96
Ratio of expenses to average net assets including expense waiver	1.19	%(1)	1.18%		1.18%		1.20%		1.23%		1.15%
Ratio of net investment income (loss) to average net assets including expense waiver	-0.40	%(1)	0.17%		0.15%		0.01%		-0.43%		-0.34%
Ratio of expenses to average net assets excluding expense waiver	1.19	%(1)(2)	1.18	%(2)	1.18	%(2)	1.20	%(2)	1.23	%(2)	1.19%
Ratio of net investment income (loss) to average net assets excluding expense waiver	-0.40	%(1)(2)	0.17	%(2)	0.15	%(2)	0.01	%(2)	-0.43	%(2)	-0.38%
Portfolio turnover rate	53%		122%		131%		166%		32%		51%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

SHAREHOLDER SUMMARY OF VALUE PORTFOLIO

Portfolio Highlights

On June 30, 2008, W&R Target Value Portfolio had net assets totaling $315,023,960 invested in a diversified portfolio of:

91.36%	Domestic Common Stocks
4.48%	Cash and Cash Equivalents
4.16%	Foreign Common Stocks

Sector Weightings

As a shareholder of the Portfolio, for every $100 you had invested on June 30, 2008, your Portfolio owned:

Energy Stocks	$19.09
Financial Services Stocks	$17.66
Technology Stocks	$13.95
Utilities Stocks	$10.75
Health Care Stocks	$9.23
Consumer Nondurables Stocks	$7.91
Miscellaneous Stocks(1)	$6.36
Capital Goods Stocks	$4.68
Cash and Cash Equivalents	$4.48
Raw Materials Stocks	$2.95
Transportation Stocks	$2.94

(1)Includes $2.01 Business Equipment and Services Stocks, $1.27 Multiple Industry Stocks, $1.83 Retail Stocks and $1.25 Shelter Stocks.

The Investments of Value Portfolio
June 30, 2008 (Unaudited)
COMMON STOCKS	Shares	Value

Aircraft - 4.96%
Lockheed Martin Corporation	40,100	$3,956,266
Raytheon Company	207,400	11,672,472
		15,628,738
Banks - 4.12%
Bank of America Corporation	348,400	8,316,308
SunTrust Banks, Inc. (A)	25,400	919,988
Synovus Financial Corp.	171,900	1,500,687
Zions Bancorporation	70,600	2,227,430
		12,964,413
Beverages - 0.47%
Molson Coors Brewing Company, Class B (A)	27,300	1,483,209

Business Equipment and Services - 2.01%
Office Depot, Inc.*	133,600	1,461,584
Waste Management, Inc.	128,700	4,853,277
		6,314,861
Capital Equipment - 2.75%
Chicago Bridge & Iron Company N.V., NY Shares	49,000	1,951,180
Illinois Tool Works Inc.	141,400	6,717,914
		8,669,094
Communications Equipment - 1.88%
Nokia Corporation, Series A, ADR	241,800	5,924,100

Computers - Main and Mini - 7.11%
Hewlett-Packard Company	236,000	10,433,560
International Business Machines Corporation	66,600	7,894,098
Xerox Corporation	301,200	4,084,272
		22,411,930
Containers - 1.04%
Pactiv Corporation*	154,200	3,273,666

Finance Companies - 3.67%
Blackstone Group L.P. (The)	84,900	1,546,029
Capital One Financial Corporation	163,400	6,210,834
Discover Financial Services	94,600	1,245,882
Fannie Mae	131,600	2,567,516
		11,570,261
Food and Related - 3.59%
General Mills, Inc.	96,700	5,876,459
Kraft Foods Inc.	191,411	5,445,643
		11,322,102
Health Care - Drugs - 5.36%
Endo Pharmaceuticals Holdings Inc.*	131,600	3,184,720
McKesson Corporation	245,000	13,697,950
		16,882,670
Health Care - General - 2.68%
AmerisourceBergen Corporation	211,400	8,453,886

Hospital Supply and Management - 1.19%
Coventry Health Care, Inc.*	122,900	3,738,618

Insurance - Property and Casualty - 7.08%
Aetna Inc.	77,700	3,149,181
Allstate Corporation (The) (A)	101,000	4,604,590
Everest Re Group, Ltd. (A)	38,500	3,068,835
Travelers Companies, Inc. (The)	214,601	9,313,683
XL Capital Ltd, Class A	105,800	2,175,248
		22,311,537
Metal Fabrication - 1.93%
Lorillard, Inc.	87,900	6,079,164

Mining - 1.42%
Freeport-McMoRan Copper & Gold Inc., Class B	38,200	4,476,658

Multiple Industry - 1.27%
Altria Group, Inc.	195,100	4,011,256

Petroleum - International - 19.09%
Apache Corporation	42,700	5,935,300
Chevron Corporation	167,400	16,594,362
ConocoPhillips	104,400	9,854,316
Devon Energy Corporation	60,200	7,233,632
Exxon Mobil Corporation	109,304	9,632,962
Marathon Oil Corporation	125,400	6,504,498
Occidental Petroleum Corporation	48,600	4,367,196
		60,122,266
Railroad - 2.94%
Union Pacific Corporation (A)	122,800	9,271,400

Real Estate Investment Trust - 1.25%
Annaly Capital Management, Inc.	254,400	3,945,744

Retail - General Merchandise - 1.55%
Macy's Inc. (A)	251,500	4,884,130

Retail - Specialty Stores - 0.28%
Home Depot, Inc. (The)	37,800	885,276

Security and Commodity Brokers - 2.79%
J.P. Morgan Chase & Co.	179,188	6,147,940
Morgan Stanley	73,300	2,643,931
		8,791,871
Steel - 1.53%
Nucor Corporation (A)	64,400	4,808,748

Tobacco - 2.81%
Philip Morris International Inc.*	179,100	8,845,749

Utilities - Electric - 6.65%
Mirant Corporation*	347,500	13,604,625
NRG Energy, Inc.*	170,800	7,327,320
		20,931,945
Utilities - Telephone - 4.10%
Sprint Nextel Corporation	104,300	990,850
Verizon Communications Inc.	337,200	11,936,880
		12,927,730

TOTAL COMMON STOCKS - 95.52%		$300,931,022

(Cost: $282,124,738)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Diageo Capital plc (Diageo plc),
3.15%, 7-1-08	$4,795	4,795,000
PepsiCo, Inc.:
2.19%, 7-2-08	5,000	4,999,696
2.1%, 7-14-08	4,000	3,996,967

TOTAL SHORT-TERM SECURITIES - 4.38%		$13,791,663

(Cost: $13,791,663)

TOTAL INVESTMENT SECURITIES - 99.90%		$314,722,685

(Cost: $295,916,401)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.10%		301,275

NET ASSETS - 100.00%		$315,023,960

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Portfolio's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.
*No income dividends were paid during the preceding 12 months.
(A)Securities serve as cover or partial cover for the following written options outstanding at June 30, 2008. (See Note 6 to Financial Statements.):
Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Nucor Corporation	608	July/95	$65,250	$6,080
Union Pacific Corporation	1,228	July/80	111,134	92,100

			$176,384	$98,180

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Allstate Corporation (The):	350	January/40	$31,675	$58,800
	350	January/45	66,716	133,000
	348	July/42.5	22,213	10,440
	350	October/40	13,650	35,000
	350	October/45	39,200	92,750
Everest Re Group, Ltd.	185	July/80	18,307	36,260
Macy's Inc.	618	August/17.5	32,754	52,530
Molson Coors Brewing Company, Class B:	148	January/50	38,776	42,180
	148	August/50	10,804	14,430
	148	October/50	24,716	33,300
SunTrust Banks, Inc.	254	July/42.5	19,329	172,136

			$318,140	$680,826

See Note 1 to Financial Statements for security valuation and other significant accounting policies concerning investments.
See Note 4 to Financial Statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      VALUE PORTFOLIO
      June 30, 2008
      (In Thousands, Except for Per Share Amounts)                                                           (Unaudited)

ASSETS
Investment securities - at value (cost - $295,916) (Notes 1 and 4)	$314,723
Cash	44
Receivables:
Investment securities sold	1,061
Dividends and interest	580
Portfolio shares sold	169
Prepaid and other assets	5

Total assets	316,582

LIABILITIES
Outstanding written options - at value (premium received - $495) (Note 6)	779
Payable to Portfolio shareholders	377
Payable for investment securities purchased	358
Accrued accounting services fee (Note 2)	8
Accrued management fee (Note 2)	6
Accrued service fee (Note 2)	2
Accrued shareholder servicing (Note 2)	1
Other	27

Total liabilities	1,558

Total net assets	$315,024

NET ASSETS
$0.001 par value capital stock:
Capital stock	$56
Additional paid-in capital	298,973
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	2,792
Accumulated undistributed net realized loss on investment transactions	(5,319)
Net unrealized appreciation in value of investments	18,522

Net assets applicable to outstanding units of capital	$315,024

Net asset value, redemption and offering price per share	$5.6160

Capital shares outstanding	56,094
Capital shares authorized	130,000

See Notes to Financial Statements.

Statement of Operations
      VALUE PORTFOLIO
      For the Six Months Ended June 30, 2008
      (In Thousands)                                                                                                             (Unaudited)

INVESTMENT INCOME
Income (Note 1B):
Dividends (net of foreign withholding taxes of $48)	$3,584
Interest and amortization	159

Total income	3,743

Expenses (Note 2):
Investment management fee	1,178
Service fee	421
Accounting services fee	48
Audit fees	11
Custodian fees	7
Legal fees	6
Shareholder servicing	1
Other	28

Total	1,700
Less expenses in excess of limit (Notes 2 and 14)	(17)

Total expenses	1,683

Net investment income	2,060

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTES 1 AND 4)
Realized net loss on securities	(6,506)
Realized net gain on written options	512

Realized net loss on investments	(5,994)

Unrealized depreciation in value of securities during the period	(38,040)
Unrealized depreciation in value of written options during the period	(407)

Unrealized depreciation in value of investments during the period	(38,447)

Net loss on investments	(44,441)

Net decrease in net assets resulting from operations	$(42,381)

See Notes to Financial Statements.

Statement of Changes in Net Assets
      VALUE PORTFOLIO
      (In Thousands)                                                                                                                (Unaudited)

	For the six months ended June 30,	For the fiscal year ended December 31,
	2008	2007

DECREASE IN NET ASSETS
Operations:
Net investment income	$2,060	$4,299
Realized net gain (loss) on investments	(5,994)	22,725
Unrealized depreciation	(38,447)	(19,511)

Net increase (decrease) in net assets resulting from operations	(42,381)	7,513

Dividends to shareholders from (Note 1E):(1)
Net investment income	(––)	(3,600)
Realized gains on investment transactions	(––)	(23,248)

	(––)	(26,848)

Capital share transactions(2)	(6,578)	9,587

Total decrease	(48,959)	(9,748)
NET ASSETS
Beginning of period	363,983	373,731

End of period	$315,024	$363,983

Accumulated undistributed net investment income	$2,792	$732

(1)See "Financial Highlights" on page 260.

(2)Shares issued from sale of shares	3,005	4,262
Shares issued from reinvestment of dividend and/or capital gains distribution	––	4,219
Shares redeemed	(4,105)	(6,715)

Increase (decrease) in outstanding capital shares	(1,100)	1,766

Value issued from sale of shares	$17,961	$30,092
Value issued from reinvestment of dividend and/or capital gains distribution	––	26,848
Value redeemed	(24,539)	(47,353)

Increase (decrease) in outstanding capital	$(6,578)	$9,587

See Notes to Financial Statements.

Financial Highlights
      VALUE PORTFOLIO
      For a Share of Capital Stock Outstanding Throughout Each Period:                               (Unaudited)

For the six months ended	For the fiscal year ended December 31,
6-30-08	2007	2006	2005	2004	2003

Net asset value, beginning of period	$6.3640	$6.7426	$6.0701	$6.2226	$5.4790	$4.4016

Income (loss) from investment operations:
Net investment income	0.0370	0.0802	0.0747	0.0918	0.0619	0.0279
Net realized and unrealized gain (loss) on investments	(0.7850)	0.0480	0.9499	0.1831	0.7437	1.0774

Total from investment operations	(0.7480)	0.1282	1.0246	0.2749	0.8056	1.1053

Less distributions from:
Net investment income	(0.0000)	(0.0680)	(0.0740)	(0.0916)	(0.0620)	(0.0279)
Capital gains	(0.0000)	(0.4388)	(0.2781)	(0.3358)	(0.0000)	(0.0000)

Total distributions	(0.0000)	(0.5068)	(0.3521)	(0.4274)	(0.0620)	(0.0279)

Net asset value, end of period	$5.6160	$6.3640	$6.7426	$6.0701	$6.2226	$5.4790

Total return	-11.75%	1.90%	16.88%	4.42%	14.70%	25.11%
Net assets, end of period (in millions)	$315	$364	$374	$353	$340	$269
Ratio of expenses to average net assets including expense waiver	1.00	%(1)	1.01%	1.01%	1.02%	1.03%	1.02%
Ratio of net investment income to average net assets including expense waiver	1.23	%(1)	1.12%	1.12%	1.42%	1.13%	1.06%
Ratio of expenses to average net assets excluding expense waiver	1.01	%(1)	1.02%	1.02%	1.02	%(2)	1.03	%(2)	1.02	%(2)
Ratio of net investment income to average net assets excluding expense waiver	1.22	%(1)	1.11%	1.11%	1.42	%(2)	1.13	%(2)	1.06	%(2)
Portfolio turnover rate	17%	51%	73%	40%	78%	97%

(1)Annualized.
(2)There was no waiver of expenses during the period.

See Notes to Financial Statements.

Notes to Financial Statements

      June 30, 2008                                                                                     (Unaudited)

 NOTE 1 - Significant Accounting Policies

W&R Target Funds, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Capital stock is divided into twenty-five classes (each a Portfolio). The assets belonging to each Portfolio are held separately by the custodian. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security valuation - Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Securities for which quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Management's valuation committee makes fair value determinations for the Fund subject to the supervision of the Board of Directors. Short-term debt securities, purchased with less than 60 days to maturity, are valued at amortized cost, which approximates market value. Short-term debt securities denominated in foreign currencies are valued at amortized cost in that currency, prior to translation.

      B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 - Investment Securities Transactions.

      C. Foreign currency translations - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

      D. Federal income taxes - It is each Portfolio's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise continue to qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes. During the current fiscal year, each Portfolio instituted the provisions of Financial Accounting Standards Board No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). As required by FIN 48, management of each Portfolio periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of June 30, 2008, management believes that under this standard no liability for unrecognized tax positions is required. Each Portfolio is subject to examination by U.S. federal and state tax authorities for returns filed for years after 2004. See Note 5 - Federal Income Tax Matters.

      E. Dividends and distributions - Dividends and distributions to shareholders are recorded by each Portfolio on the business day following the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

      F. Repurchase agreements - It is the Fund's policy that repurchase agreements be collateralized at all times by securities, the value of which remains at least equal to the value of the loan, including accrued interest. The collateral for the repurchase agreement is held by the Fund's custodian bank.

      G. Forward foreign currency exchange contracts - A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are marked-to-market daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished either by entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the Contract and from unanticipated movements in the value of the foreign currency relative to the United States dollar. A Portfolio uses Forward Contracts to attempt to reduce the overall risk of its investments or to enhance returns.

      H. Concentration of Risk - For Asset Strategy Portfolio, Global Natural Resources Portfolio, International Growth Portfolio, and International Value Portfolio, the Portfolio may have a significant investment in international securities. International investing involves additional risks, including currency fluctuations, political or economic conditions affecting the foreign country, investment and repatriation restrictions, and limited and less reliable investor information. For Energy Portfolio, the Portfolio seeks to achieve its objective by concentrating its investments primarily in equity securities of companies principally engaged in exploration, discovery, distribution or related to the infrastructure of energy and/or alternative energy. Investing in companies involved in one specified sector may be more risky than an investment with greater diversification. For Science and Technology Portfolio, the Portfolio seeks to achieve its objective by concentrating its investments primarily in equity securities of science and technology companies. Investing in companies involved in one specified sector may be more risky than an investment with greater diversification.

      I. New Accounting Pronouncements - In March 2008, FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities - an amendment of FASB Statement No. 133" (SFAS 161). SFAS 161 amends and expands disclosures about derivative instruments and hedging activities. SFAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008. The Fund will institute SFAS 161 during the fiscal year ending December 31, 2009 and its potential impact, if any, on its financial statements is currently being assessed by management.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company (WRIMCO), a wholly owned subsidiary of Waddell & Reed, Inc. (W&R), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. Until September 30, 2006, the fee was payable by each Portfolio, except for Pathfinder Aggressive Portfolio, Pathfinder Conservative Portfolio, Pathfinder Moderate Portfolio, Pathfinder Moderately Aggressive Portfolio and Pathfinder Moderately Conservative Portfolio (collectively, the Pathfinder Portfolios), at the following annual rates:

Portfolio	Net Asset Breakpoints	Annual Rate

Asset Strategy Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Balanced Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Bond Portfolio	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

Core Equity Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Dividend Income Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Energy Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Global Natural Resources Portfolio	Up to $500 Million	1.000%
	Over $500 Million up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Growth Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

High Income Portfolio	Up to $500 Million	0.625%
	Over $500 Million up to $1 Billion	0.600%
	Over $1 Billion up to $1.5 Billion	0.550%
	Over $1.5 Billion	0.500%

International Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

International Value Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Micro Cap Growth Portfolio	Up to $1 Billion	0.950%
	Over $1 Billion up to $2 Billion	0.930%
	Over $2 Billion up to $3 Billion	0.900%
	Over $3 Billion	0.860%

Mid Cap Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Money Market Portfolio	All Net Assets	0.400%

Mortgage Securities Portfolio	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Real Estate Securities Portfolio	Up to $1 Billion	0.900%
	Over $1 Billion up to $2 Billion	0.870%
	Over $2 Billion up to $3 Billion	0.840%
	Over $3 Billion	0.800%

Science and Technology Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Growth Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Value Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Value Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 14), the fee is payable by each Portfolio, except the Pathfinder Portfolios, at the following annual rates:

Portfolio	Net Asset Breakpoints	Annual Rate

Asset Strategy Portfolio	Up to $1 Billion	0.690%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Balanced Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Bond Portfolio	Up to $500 Million	0.485%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

Core Equity Portfolio	Up to $1 Billion	0.650%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Dividend Income Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Energy Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Global Natural Resources Portfolio	Up to $500 Million	1.000%
	Over $500 Million up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Growth Portfolio	Up to $1 Billion	0.670%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

High Income Portfolio	Up to $500 Million	0.575%
	Over $500 Million up to $1 Billion	0.600%
	Over $1 Billion up to $1.5 Billion	0.550%
	Over $1.5 Billion	0.500%

International Growth Portfolio	Up to $1 Billion	0.820%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

International Value Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Micro Cap Growth Portfolio	Up to $1 Billion	0.950%
	Over $1 Billion up to $2 Billion	0.930%
	Over $2 Billion up to $3 Billion	0.900%
	Over $3 Billion	0.860%

Mid Cap Growth Portfolio	Up to $1 Billion	0.830%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Money Market Portfolio	All Net Assets	0.400%

Mortgage Securities Portfolio	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%

Real Estate Securities Portfolio	Up to $1 Billion	0.900%
	Over $1 Billion up to $2 Billion	0.870%
	Over $2 Billion up to $3 Billion	0.840%
	Over $3 Billion	0.800%

Science and Technology Portfolio	Up to $1 Billion	0.830%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Growth Portfolio	Up to $1 Billion	0.830%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Small Cap Value Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

Value Portfolio	Up to $1 Billion	0.690%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

Effective August 6, 2007, after completion of the merger between Limited-Term Bond Portfolio and Bond Portfolio where Bond Portfolio is the surviving Portfolio (see Note 9), the fee is contractually payable by Bond Portfolio at the following annual rates:

Portfolio	Net Asset Breakpoints	Annual Rate

Bond Portfolio	Up to $1 Billion	0.475%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

During the six-month period ended June 30, 2008, the following amounts (in thousands) were waived as a result of the reduced rates:

Asset Strategy Portfolio	$46
Core Equity Portfolio	165
Growth Portfolio	150
High Income Portfolio	52
International Growth Portfolio	38
Mid Cap Growth Portfolio	6
Science and Technology Portfolio	36
Small Cap Growth Portfolio	46
Value Portfolio	17

WRIMCO has agreed to waive a Portfolio's investment management fee on any Portfolio, except the Pathfinder Portfolios, that is not subadvised on any day that the Portfolio's net assets are less than $25 million, subject to its right to change or modify this waiver. During the six-month period ended June 30, 2008, WRIMCO voluntarily waived investment management fees (in thousands) as shown in the following table:

Energy Portfolio	$11

No management fees are paid by the Pathfinder Portfolios.

Advantus Capital Management, Inc. serves as subadvisor to Mortgage Securities Portfolio and Real Estate Securities Portfolio pursuant to an agreement with WRIMCO and receives a fee that is equal to, on an annual basis, 0.30% and 0.55% of the respective Portfolio's average net assets.

Mackenzie Financial Corporation (MFC) serves as subadvisor to Global Natural Resources Portfolio pursuant to an agreement with WRIMCO and receives a fee that is shown in the following table:

Net Asset Breakpoints	Annual Rate

Up to $500 Million	0.500%
Over $500 Million and up to $1 Billion	0.425%
Over $1 Billion and up to $2 Billion	0.415%
Over $2 Billion and up to $3 Billion	0.400%
Over $3 Billion	0.380%

BlackRock Capital Management, Inc. (BlackRock) served as subadvisor to Small Cap Value Portfolio until March 24, 2008. BlackRock received a fee that is equal to, on an annual basis, 0.50% of the Portfolio's average net assets. Effective March 24, 2008, WRIMCO assumed direct investment management responsibilities for the Portfolio.

Templeton Investment Counsel, LLC serves as subadvisor to International Value Portfolio pursuant to an agreement with WRIMCO and receives a fee that is shown in the following table:

Net Asset Breakpoints	Annual Rate

On the first $100 Million	0.50%
On the next $100 Million	0.35%
On the next $250 Million	0.30%
On all assets exceeding $450 Million	0.25%

Wall Street Associates serves as subadvisor to Micro Cap Growth Portfolio pursuant to an agreement with WRIMCO and receives a fee that is equal to, on an annual basis, 0.50% of the Portfolio's average net assets.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of each Portfolio. For these services, each Portfolio, except the Pathfinder Portfolios, pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee
Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11,500
From	$25	to	$50	$23,100
From	$50	to	$100	$35,500
From	$100	to	$200	$48,400
From	$200	to	$350	$63,200
From	$350	to	$550	$82,500
From	$550	to	$750	$96,300
From	$750	to	$1,000	$121,600
	$1,000 and Over			$148,500

Under the Accounting Services Agreement for each Pathfinder Portfolio, each Pathfinder Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table, based on the average daily net assets during the prior month.

Accounting Services Fee
Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$5,748
From	$25	to	$50	$11,550
From	$50	to	$100	$17,748
From	$100	to	$200	$24,198
From	$200	to	$350	$31,602
From	$350	to	$550	$41,250
From	$550	to	$750	$48,150
From	$750	to	$1,000	$60,798
	$1,000 and Over			$74,250

Each Portfolio also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio, except the Pathfinder Portfolios, may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

During the six-month period ended June 30, 2008, the Fund paid Directors' regular compensation of $143,589, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

The Fund has a Transfer Agency Agreement with WRSCO. For shareholder servicing provided under the agreement, the Fund reimburses WRSCO for certain out-of-pocket costs.

NOTE 3 - Investment Valuations

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that each Portfolio would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Portfolio's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of each Portfolio's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008.

	Investments	Other Financial Instruments+

Asset Strategy Portfolio
Level 1 - Quoted Prices	$486,940,967	$(554,339,829)
Level 2 - Other Significant Observable Inputs	464,803,753	––
Level 3 - Significant Unobservable Inputs	2,795,749	––

Total	$954,540,469	$(554,339,829)

Balanced Portfolio
Level 1 - Quoted Prices	$371,474,738	$––
Level 2 - Other Significant Observable Inputs	120,673,369	––
Level 3 - Significant Unobservable Inputs	82,969	––

Total	$492,231,076	$––

Bond Portfolio
Level 1 - Quoted Prices	$––	$––
Level 2 - Other Significant Observable Inputs	304,045,439	––
Level 3 - Significant Unobservable Inputs	4,102,464

Total	$308,147,903	$––

Core Equity Portfolio
Level 1 - Quoted Prices	$571,193,703	$––
Level 2 - Other Significant Observable Inputs	54,229,648	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$625,423,351	$––

Dividend Income Portfolio
Level 1 - Quoted Prices	$124,199,164	$––
Level 2 - Other Significant Observable Inputs	16,015,210	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$140,214,374	$––

Energy Portfolio
Level 1 - Quoted Prices	$38,896,206	$––
Level 2 - Other Significant Observable Inputs	2,193,000	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$41,089,206	$––

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

Global Natural Resources Portfolio
Level 1 - Quoted Prices	$179,725,412	$(296,809)
Level 2 - Other Significant Observable Inputs	6,083,000	––
Level 3 - Significant Unobservable Inputs	603,082	––

Total	$186,411,494	$(296,809)

Growth Portfolio
Level 1 - Quoted Prices	$1,062,827,606	$––
Level 2 - Other Significant Observable Inputs	31,892,436	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$1,094,720,042	$––

High Income Portfolio
Level 1 - Quoted Prices	$2,470,785	$––
Level 2 - Other Significant Observable Inputs	197,453,823	––
Level 3 - Significant Unobservable Inputs	987,014	––

Total	$200,911,622	$––

International Growth Portfolio
Level 1 - Quoted Prices	$229,838,215	$––
Level 2 - Other Significant Observable Inputs	18,422,287	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$248,260,502	$––

International Value Portfolio
Level 1 - Quoted Prices	$531,121,937	$––
Level 2 - Other Significant Observable Inputs	6,930,544	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$538,052,481	$––

Micro Cap Growth Portfolio
Level 1 - Quoted Prices	$46,706,946	$––
Level 2 - Other Significant Observable Inputs	177,000	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$46,883,946	$––

Mid Cap Growth Portfolio
Level 1 - Quoted Prices	$51,107,204	$––
Level 2 - Other Significant Observable Inputs	6,383,343	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$57,490,547	$––

Money Market Portfolio
Level 1 - Quoted Prices	$––	$––
Level 2 - Other Significant Observable Inputs	128,297,926	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$128,297,926	$––

Mortgage Securities Portfolio
Level 1 - Quoted Prices	$––	$(2,375,524)
Level 2 - Other Significant Observable Inputs	40,501,526	––
Level 3 - Significant Unobservable Inputs	204,192	––

Total	$40,705,718	$(2,375,524)

Pathfinder Aggressive Portfolio
Level 1 - Quoted Prices	$31,742,176	$––
Level 2 - Other Significant Observable Inputs	369,000	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$32,111,176	$––

Pathfinder Conservative Portfolio
Level 1 - Quoted Prices	$1,413,234	$––
Level 2 - Other Significant Observable Inputs	190,000	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$1,603,234	$––

Pathfinder Moderate Portfolio
Level 1 - Quoted Prices	$25,072,017	$––
Level 2 - Other Significant Observable Inputs	786,000	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$25,858,017	$––

Pathfinder Moderately Aggressive Portfolio
Level 1 - Quoted Prices	$48,931,454	$––
Level 2 - Other Significant Observable Inputs	1,600,000	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$50,531,454	$––

Pathfinder Moderately Conservative Portfolio
Level 1 - Quoted Prices	$5,560,540	$––
Level 2 - Other Significant Observable Inputs	163,000	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$5,723,540	$––

Real Estate Securities Portfolio
Level 1 - Quoted Prices	$43,769,942	$––
Level 2 - Other Significant Observable Inputs	2,520,000	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$46,289,942	$––

Science and Technology Portfolio
Level 1 - Quoted Prices	$269,197,996	$––
Level 2 - Other Significant Observable Inputs	68,635,110	––
Level 3 - Significant Unobservable Inputs	––	920

Total	$337,833,106	$920

Small Cap Growth Portfolio
Level 1 - Quoted Prices	$403,490,317	$––
Level 2 - Other Significant Observable Inputs	39,380,472	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$442,870,789	$––

Small Cap Value Portfolio
Level 1 - Quoted Prices	$169,472,743	$––
Level 2 - Other Significant Observable Inputs	24,502,018	––
Level 3 - Significant Unobservable Inputs	––	––

Total	$193,974,761	$––

Value Portfolio
Level 1 - Quoted Prices	$300,931,022	$(606,870)
Level 2 - Other Significant Observable Inputs	13,791,663	––
Level 3 - Significant Unobservable Inputs	––	(172,136)

Total	$314,722,685	$(779,006)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following tables are a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
	Investments	Other Financial Instruments+

Asset Strategy Portfolio
Beginning balance 1-1-08	$1,191,900	$––
Net realized gain (loss)	––	––
Net change in unrealized appreciation (depreciation)	(334,955)	––
Net purchases (sales)	1,938,804	––
Transfers in and/or out of Level 3	––	––
Ending Balance 6-30-08	$2,795,749	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 6/30/08	$(338,392)	$––

Balanced Portfolio
Beginning balance 1-1-08	$165	$––
Net realized gain (loss)	––	––
Net change in unrealized appreciation (depreciation)	––	––
Net purchases (sales)	––	––
Transfers in and/or out of Level 3	82,804	––
Ending Balance 6-30-08	$82,969	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 6/30/08	$36,522	$––

Bond Portfolio
Beginning balance 1-1-08	$9,252,528	$––
Net realized gain (loss)	5,894	––
Net change in unrealized appreciation (depreciation)++	(897,415)	––
Net purchases (sales)	(251,543)	––
Transfers in and/or out of Level 3	(4,007,000)	––
Ending Balance 6-30-08	$4,102,464	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 6-30-08	$(897,415)	$––

Global Natural Resources Portfolio
Beginning balance 1-1-08	$495,382	$––
Net realized gain (loss)	––	––
Net change in unrealized appreciation (depreciation)+++	87,700	––
Net purchases (sales)	20,000	––
Transfers in and/or out of Level 3	––	––
Ending Balance 6-30-08	$603,082	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 6-30-08	$87,700	$––

High Income Portfolio
Beginning balance 1-1-08	$2,733,970	$––
Net realized gain (loss)	(394,766)	––
Net change in unrealized appreciation (depreciation)++++	(30,641)	––
Net purchases (sales)	(1,321,549)	––
Transfers in and/or out of Level 3	––	––
Ending Balance 6-30-08	$987,014	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 6-30-08	$(223,141)	$––

Mid Cap Growth Portfolio
Beginning balance 1-1-08	$––	$(168,880)
Net realized gain (loss)	––	(678,209)
Net change in unrealized appreciation (depreciation)	––	144,667
Net purchases (sales)	––	702,422
Transfers in and/or out of Level 3	––	––
Ending Balance 6-30-08	$––	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 6-30-08	$––	$––

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

++Net change in unrealized appreciation includes $962 from change in accrued amortization.
+++Net change in unrealized depreciation includes $343 from change in accrued amortization.
++++Net change in unrealized appreciation includes $2270 from change in accrued amortization.

Mortgage Securities Portfolio
Beginning balance 1-1-08	$128,874	$––
Net realized gain (loss)	––	––
Net change in unrealized appreciation (depreciation)++	(4,182)	––
Net purchases (sales)	79,500	––
Transfers in and/or out of Level 3	––	––
Ending Balance 6-30-08	$204,192	$––

Net change in unrealized appreciation (depreciation) from investments still held as of 6-30-08	$(4,182)	$––

Science and Technology Portfolio
Beginning balance 1-1-08	$––	$2,343,426
Net realized gain (loss)	––	14,004
Net change in unrealized appreciation (depreciation)	––	(2,323,719)
Net purchases (sales)	––	(32,791)
Transfers in and/or out of Level 3	––	––
Ending Balance 6-30-08	$––	$920

Net change in unrealized appreciation (depreciation) from investments still held as of 6-30-08	$––	$(1,018,451)

Value Portfolio
Beginning balance 1-1-08	$––	$––
Net realized gain (loss)	––	––
Net change in unrealized appreciation (depreciation)		(152,807)
Net purchases (sales)		(19,329)
Transfers in and/or out of Level 3	––	––
Ending Balance 6-30-08	$––	$(172,136)

Net change in unrealized appreciation (depreciation) from investments still held as of 6-30-08	$––	$(152,806)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

++Net change in unrealized appreciation includes $10 from change in accrued amortization.

NOTE 4 - Investment Securities Transactions

For the six-month period ended June 30, 2008, the cost of purchases and the proceeds from maturities and sales of investments securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales

Asset Strategy Portfolio	$404,063,163	$546,375,357
Balanced Portfolio	41,078,384	46,941,958
Bond Portfolio	22,270,587	19,640,948
Core Equity Portfolio	251,872,849	325,707,413
Dividend Income Portfolio	51,160,591	28,510,989
Energy Portfolio	10,758,506	1,618,313
Global Natural Resources Portfolio	151,905,933	144,274,754
Growth Portfolio	270,423,946	356,522,994
High Income Portfolio	33,382,530	44,658,081
International Growth Portfolio	106,986,571	117,732,444
International Value Portfolio	60,846,323	46,676,265
Micro Cap Growth Portfolio	16,260,227	18,616,380
Mid Cap Growth Portfolio	18,810,911	14,573,645
Money Market Portfolio	––	––
Mortgage Securities Portfolio	1,993,715	1,429,507
Pathfinder Aggressive Portfolio	32,779,432	30,000
Pathfinder Conservative Portfolio	1,434,078	––
Pathfinder Moderate Portfolio	25,789,050	121,000
Pathfinder Moderately Aggressive Portfolio	50,272,922	––
Pathfinder Moderately Conservative Portfolio	5,717,669	45,000
Real Estate Securities Portfolio	9,268,462	9,214,019
Science and Technology Portfolio	100,719,954	124,159,169
Small Cap Growth Portfolio	184,456,687	225,768,719
Small Cap Value Portfolio	94,937,604	99,222,335
Value Portfolio	54,516,395	62,963,350

Purchases and proceeds from maturities and sales of U.S. Government securities were:

	Purchases	Sales

Asset Strategy Portfolio	$––	$1,112,797
Balanced Portfolio	––	8,080,383
Bond Portfolio	55,782,971	40,078,775
Mortgage Securities Portfolio	41,776,735	37,847,752

For Federal income tax purposes, cost of investments owned at June 30, 2008 and the related unrealized appreciation (depreciation) were as follows:

	Cost	Appreciation	Depreciation	Aggregate Appreciation (Depreciation)

Asset Strategy Portfolio	$859,661,446	$121,524,367	$27,201,730	$94,322,637
Balanced Portfolio	389,078,878	114,495,495	11,343,297	103,152,198
Bond Portfolio	315,118,401	4,650,572	11,621,070	(6,970,498)
Core Equity Portfolio	505,681,629	144,187,418	24,445,696	119,741,722
Dividend Income Portfolio	122,806,660	22,914,556	5,506,842	17,407,714
Energy Portfolio	30,118,757	11,452,551	482,102	10,970,449
Global Natural Resources Portfolio	159,978,537	35,011,433	8,627,320	26,384,113
Growth Portfolio	828,663,362	292,672,281	26,615,601	266,056,680
High Income Portfolio	213,290,680	1,696,162	14,075,220	(12,379,058)
International Growth Portfolio	212,043,920	47,957,540	11,740,958	36,216,582
International Value Portfolio	502,333,238	102,159,833	66,440,590	35,719,243
Micro Cap Growth Portfolio	42,029,099	11,970,824	7,115,977	4,854,847
Mid Cap Growth Portfolio	58,954,022	4,967,596	6,431,071	(1,463,475)
Money Market Portfolio	128,297,926	––	––	––
Mortgage Securities Portfolio	43,216,163	88,808	2,599,253	(2,510,445)
Pathfinder Aggressive Portfolio	33,120,864	––	1,009,688	(1,009,688)
Pathfinder Conservative Portfolio	1,624,079	15	20,860	(20,845)
Pathfinder Moderate Portfolio	26,457,892	653	600,528	(599,875)
Pathfinder Moderately Aggressive Portfolio	51,872,922	––	1,341,468	(1,341,468)
Pathfinder Moderately Conservative Portfolio	5,837,149	668	114,277	(113,609)
Real Estate Securities Portfolio	46,678,766	2,841,100	3,229,924	(388,824)
Science and Technology Portfolio	299,815,341	66,038,769	27,990,074	38,048,695
Small Cap Growth Portfolio	444,288,095	62,928,161	64,345,467	(1,417,306)
Small Cap Value Portfolio	189,130,393	18,363,203	13,518,835	4,844,368
Value Portfolio	297,432,103	53,984,715	36,694,133	17,290,582

NOTE 5 - Federal Income Tax Matters

For Federal income tax purposes, the Portfolios' distributed and undistributed earnings and profit for the fiscal year ended December 31, 2007 and the related net capital losses and post-October activity were as follows:

	Asset Strategy Portfolio	Balanced Portfolio	Bond Portfolio

Net ordinary income	$59,965,581	$7,850,827	$11,265,979
Distributed ordinary income	30,000,174	7,500,053	11,080,929
Undistributed ordinary income	36,717,124	471,665	301,868
Realized long-term capital gains	30,349,019	336,369	––
Distributed long-term capital gains	13,999,893	10,181	––
Undistributed long-term capital gains	27,287,259	326,291	––
Post-October losses deferred	––	––	212,268

	Core Equity Portfolio	Dividend Income Portfolio	Energy Portfolio

Net ordinary income	$15,194,729	$1,324,675	$184,246
Distributed ordinary income	10,499,937	1,000,036	147,997
Undistributed ordinary income	4,992,564	341,832	45,239
Realized long-term capital gains	38,367,342	788,179	14,296
Distributed long-term capital gains	59,999,861	900,003	––
Undistributed long-term capital gains	10,725,705	218,770	14,296
Post-October losses deferred	––	––	––

	Global Natural Resources Portfolio	Growth Portfolio	High Income Portfolio

Net ordinary income	$13,425,642	$––	$17,155,203
Distributed ordinary income	7,433,525	13,100	16,300,028
Undistributed ordinary income	6,392,892	––	1,162,720
Realized long-term capital gains	7,661,539	40,483,956	––
Distributed long-term capital gains	4,399,933	30,000,794	––
Undistributed long-term capital gains	3,417,426	10,483,162	––
Post-October losses deferred	449,248	––	––

	International Growth Portfolio	International Value Portfolio	Micro Cap Growth Portfolio

Net ordinary income	$1,620,324	$14,590,735	$––
Distributed ordinary income	1,500,110	12,999,850	––
Undistributed ordinary income	566,918	4,190,134	––
Realized long-term capital gains	11,742,817	52,966,383	––
Distributed long-term capital gains	6,999,917	54,000,041	––
Undistributed long-term capital gains	4,742,900	9,014,586	––
Post-October losses deferred	––	––	388,154

	Mid Cap Growth Portfolio	Money Market Portfolio	Mortgage Securities Portfolio

Net ordinary income	$451,466	$3,609,092	$1,396,964
Distributed ordinary income	288,026	3,610,811	1,100,014
Undistributed ordinary income	166,367	3,033	301,311
Realized long-term capital gains	1,854,430	––	––
Distributed long-term capital gains	1,100,026	––	––
Undistributed long-term capital gains	754,404	––	––
Post-October losses deferred	––	––	22,591

	Real Estate Securities Portfolio	Science and Technology Portfolio	Small Cap Growth Portfolio

Net ordinary income	$514,808	$14,169,508	$13,792,508
Distributed ordinary income	495,996	10,000,022	12,000,098
Undistributed ordinary income	251,337	4,169,486	1,792,410
Realized long-term capital gains	2,343,302	62,650,445	39,769,166
Distributed long-term capital gains	1,999,980	63,000,012	40,000,006
Undistributed long-term capital gains	729,901	4,239,437	4,208,379
Post-October losses deferred	130,908	––	––

	Small Cap Value Portfolio	Value Portfolio

Net ordinary income	$4,079,877	$4,304,811
Distributed ordinary income	3,811,078	4,848,084
Undistributed ordinary income	3,274,419	748,738
Realized long-term capital gains	5,828,546	22,775,634
Distributed long-term capital gains	6,000,037	21,999,948
Undistributed long-term capital gains	623,713	2,335,640
Post-October losses deferred	3,235,453	73,349

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

	Balanced Portfolio	Bond Portfolio	Core Equity Portfolio

December 31, 2009	$1,919,724	$181,704	$––
December 31, 2010	––	––	2,963,295
December 31, 2011	––	73,128	––
December 31, 2012	––	118,406	––
December 31, 2014	––	2,181,756	––
December 31, 2015	––	376,209	––

Total carryover	$1,919,724	$2,931,203	$2,963,295

	Growth Portfolio	High Income Portfolio	Micro Cap Growth Portfolio

December 31, 2008	$21,875,983	$7,691,621	$––
December 31, 2009	29,515,634	9,637,801	––
December 31, 2010	9,861,581	13,911,720	1,352,498
December 31, 2014	––	1,101,945	––

Total carryover	$61,253,198	$32,343,087	$1,352,498

	Money Market Portfolio	Mortgage Securities Portfolio	Small Cap Growth Portfolio

December 31, 2009	$––	$––	$12,728,468
December 31, 2010	––	––	10,215,239
December 31, 2013	––	28,131	––
December 31, 2014	––	167,905	––
December 31, 2015	2,816	––	––

Total carryover	$2,816	$196,036	$22,943,707

Advantus Core Equity Portfolio was merged into Target Core Equity Portfolio as of September 22, 2003. At the time of the merger, Advantus Core Equity Portfolio had capital loss carryovers available to offset future gains of the Target Core Equity Portfolio. These carryovers are limited to $987,765 for each period ending from December 31, 2008 through 2010 plus any unused limitations from prior years.

Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio were merged into Target Growth Portfolio as of September 22, 2003. At the time of the merger, Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio had capital loss carryovers available to offset future gains of the Target Growth Portfolio. These carryovers are limited to $10,461,247 and $7,747,159, respectively, for each period ending from December 31, 2008 through 2009 and $2,114,422 and $7,747,159, respectively, for the period ending December 31, 2010 plus any unused limitations from prior years and the amount of certain built-in gains realized, if any.

Advantus Small Company Growth Portfolio was merged into Target Small Cap Growth Portfolio as of September 22, 2003. At the time of the merger, Advantus Small Company Growth Portfolio had capital loss carryovers available to offset future gains of the Target Small Cap Growth Portfolio. These carryovers are limited to $7,647,902 for each period ending from December 31, 2008 through 2010 plus any unused limitations from prior years.

Target Limited-Term Bond Portfolio was merged into Target Bond Portfolio as of August 5, 2007 (See Note 9). At the time of the merger, Target Limited-Term Bond Portfolio had capital loss carryovers available to offset future gains of the Target Bond Portfolio. These carryovers amount to $579,749 as of December 31, 2007 and will expire if not utilized between December 31, 2009 and December 31, 2014.

NOTE 6 - Options

Options purchased by a Portfolio are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put. A Portfolio may also enter into a collar situation in which elements of buying a cap and selling a floor or vice versa are combined in an attempt to reduce risk.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. For the Portfolio, when a written put option is exercised, the cost basis of the securities purchased by the Portfolio is reduced by the amount of the premium received. Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase the Portfolio's exposure to the underlying security (or basket of securities). Purchasing put options and writing call options may decrease the Portfolio's exposure to the underlying security (or basket of securities). With written options, there may be times when the Portfolio will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent the Portfolio enters into over-the-counter (OTC) option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions, for whatever reason, will be unable to meet their obligations under the terms of the transaction.

For Asset Strategy Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at December 31, 2007	––	$––
Options written	5,272	4,310,288
Options terminated in closing purchase transactions	(5,272)	(4,310,288)
Options exercised	(––)	(––)
Options expired	(––)	(––)

Outstanding at June 30, 2008	––	$––

For Global Natural Resources Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at December 31, 2007	––	$––
Options written	577	154,562
Options terminated in closing purchase transactions	(––)	(––)
Options exercised	(––)	(––)
Options expired	(––)	(––)

Outstanding at June 30, 2008	577	$154,562

For Mid Cap Growth Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at December 31, 2007	––	$––
Options written	27,951	156,277
Options terminated in closing purchase transactions	(27,930)	(143,992)
Options exercised	(21)	(12,285)
Options expired	(––)	(––)

Outstanding at June 30, 2008	––	$––

For Science and Technology Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at December 31, 2007	1,328	$700,177
Options written	16,624	6,768,588
Options terminated in closing purchase transactions	(12,135)	(5,994,981)
Options exercised	(897)	(486,528)
Options expired	(2,837)	(670,664)

Outstanding at June 30, 2008	2,083	$316,592

For Value Portfolio, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at December 31, 2007	1,906	$149,609
Options written	2,776	400,442
Options terminated in closing purchase transactions	(1,821)	(140,424)
Options exercised	(317)	(141,697)
Options expired	(708)	(91,546)

Outstanding at June 30, 2008	1,836	$176,384

For Value Portfolio, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at December 31, 2007	1,210	$150,804
Options written	6,639	640,996
Options terminated in closing purchase transactions	(1,081)	(51,887)
Options exercised	(404)	(88,089)
Options expired	(3,115)	(333,684)

Outstanding at June 30, 2008	3,249	$318,140

NOTE 7 - Futures

No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, a Portfolio is required to deposit, in a segregated account, an amount of cash or liquid securities equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index. These changes in the variation margins are recorded by the Portfolio as unrealized gains or losses. Upon the closing of the contracts, the cumulative net change in the variation margin is recorded as realized gain or loss. A Portfolio uses futures to attempt to reduce the overall risk of its investments or to enhance returns. The risks of futures contracts include the possibility there may be an illiquid secondary market, that a change in the value of the contract may not correlate with the changes in the value of the underlying securities, and/or the possible inability of the counterparty to fulfill its obligations under the agreement.

NOTE 8 - Swaps

Each Portfolio, excluding Money Market Portfolio, may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Each Portfolio, excluding Money Market Portfolio, may enter into credit default, total return, variance and other swap agreements to: 1) preserve a return or a spread on a particular investment or portion of its portfolio; 2) to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date; or 3) to attempt to enhance yield.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Portfolio, excluding Money Market Portfolio, may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying security or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. Each Portfolio, excluding Money Market Portfolio, may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which a Portfolio enters into a swap agreement is monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction.

Swaps are marked-to-market daily based on valuations provided by a pricing vendor or a broker dealer. Changes in value are recorded as unrealized appreciation (depreciation) in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian or counterparty. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments, as well as any periodic payments, are recorded as realized gain or loss in the Statement of Operations. Gains or losses may be realized upon termination of the swap agreement.

Entering into swap agreements involves certain risks. Among these are possible failure of the counterparty to fulfill its obligations, possible lack of liquidity, and unfavorable changes in interest rates or underlying investments.

NOTE 9 - Acquisition of W&R Target Limited-Term Bond Portfolio

As of August 5, 2007, W&R Target Bond Portfolio acquired all the net assets of W&R Target Limited-Term Bond Portfolio pursuant to a plan of reorganization approved by the shareholders of W&R Target Limited-Term Bond Portfolio on July 19, 2007. The acquisition was accomplished by a tax-free exchange of 12,209,246 shares of W&R Target Bond Portfolio (valued at $63,828,382) for the 11,647,220 shares of W&R Target Limited-Term Bond Portfolio outstanding as of August 5, 2007. W&R Target Limited-Term Bond Portfolio had net assets of $63,828,382, including $382,722 of net unrealized depreciation in value of investments and $589,271 of accumulated net realized losses on investments, which were combined with those of W&R Target Bond Portfolio. The aggregate net assets of W&R Target Bond Portfolio and W&R Target Limited-Term Bond Portfolio immediately before the acquisition were $218,169,309 and $63,828,382, respectively. The aggregate net assets of W&R Target Bond Portfolio and W&R Target Limited-Term Bond Portfolio immediately following the acquisition were $281,997,691 and $0, respectively.

NOTE 10 - Commitment

In connection with Asset Strategy Portfolio's investment in Vietnam Azalea Fund Limited (VAF), the Portfolio is contractually committed to provide additional capital of up to $1,260,000 if and when VAF requests such contributions or draw downs. The total commitment is limited to $3,000,000. At June 30, 2008, Asset Strategy Portfolio had made a total contribution of $1,740,000. No public market currently exists for the shares of VAF nor are the shares listed on any securities exchange. VAF intends to become listed within one year after the final commitment has been drawn down.

NOTE 11 - Affiliated Company Transactions

The Pathfinder Portfolios make investments in funds within the Fund, which funds may be deemed to be under common control because the Portfolios share the same board of directors. A summary of the transactions in each underlying fund during the six-month period ended June 30, 2008 follows:

	Initial Share Balance	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Distribu- tions Received(1)	6-30-08 Share Balance	6-30-08 Market Value

W&R Target Pathfinder Aggressive Portfolio
W&R Target Bond Portfolio(2)	––	$3,276,950	$2,979	$ 21	$ ––	619,250	$3,270,754
W&R Target Dividend Income Portfolio(2)	––	4,915,425	4,081	419	––	648,000	4,770,771
W&R Target Growth Portfolio(2)	––	5,570,815	4,597	503	––	498,951	5,391,016
W&R Target International Growth Portfolio(2)	––	3,604,645	3,001	299	––	361,624	3,490,466
W&R Target International Value Portfolio(2)	––	4,587,730	3,746	454	––	225,092	4,310,249
W&R Target Mid Cap Growth Portfolio(2)	––	1,638,475	1,347	153	––	245,335	1,559,446
W&R Target Money Market Portfolio	––	3,286,882	3,000	––	10,095	3,283,882	3,283,882
W&R Target Small Cap Growth Portfolio(2)	––	983,085	801	99	––	110,147	970,833
W&R Target Small Cap Value Portfolio(2)	––	2,621,560	2,096	304	––	194,658	2,533,081
W&R Target Value Portfolio(2)	––	2,293,865	1,921	179	––	384,914	2,161,678
W&R Target Pathfinder Conservative Portfolio
W&R Target Bond Portfolio(2)	––	429,750	––	––	––	81,177	428,762
W&R Target Dividend Income Portfolio(2)	––	286,500	––	––	––	37,848	278,647
W&R Target Growth Portfolio(2)	––	128,925	––	––	––	11,574	125,056
W&R Target International Value Portfolio(2)	––	71,625	––	––	––	3,499	66,988
W&R Target Mid Cap Growth Portfolio(2)	––	28,650	––	––	––	4,286	27,244
W&R Target Money Market Portfolio	––	431,328	––	––	1,598	431,328	431,328
W&R Target Small Cap Growth Portfolio(2)	––	14,325	––	––	––	1,627	14,341
W&R Target Small Cap Value Portfolio(2)	––	14,325	––	––	––	1,066	13,875
W&R Target Value Portfolio(2)	––	28,650	––	––	––	4,807	26,993
W&R Target Pathfinder Moderate Portfolio
W&R Target Bond Portfolio(2)	––	$5,155,040	$24,175	$ 25	––	971,547	$5,131,518
W&R Target Dividend Income Portfolio(2)	––	4,639,536	20,832	948	––	607,406	4,471,904
W&R Target Growth Portfolio(2)	––	3,093,024	13,791	729	––	274,765	2,968,750
W&R Target International Growth Portfolio(2)	––	1,804,264	7,954	516	––	180,333	1,740,613
W&R Target International Value Portfolio(2)	––	2,062,016	8,963	717	––	101,057	1,935,115
W&R Target Mid Cap Growth Portfolio(2)	––	1,031,008	4,596	244	––	153,462	975,463
W&R Target Money Market Portfolio	––	5,168,890	24,200	––	14,099	5,144,690	5,144,690
W&R Target Small Cap Growth Portfolio(2)	––	515,504	2,292	128	––	57,240	504,518
W&R Target Small Cap Value Portfolio(2)	––	1,031,008	4,535	305	––	75,955	988,408
W&R Target Value Portfolio(2)	––	1,288,760	5,820	230	––	215,641	1,211,038
W&R Target Pathfinder Moderately Aggressive Portfolio
W&R Target Bond Portfolio(2)	––	7,537,650	––	––	––	1,426,725	7,535,678
W&R Target Dividend Income Portfolio(2)	––	9,045,180	––	––	––	1,192,621	8,780,433
W&R Target Growth Portfolio(2)	––	6,030,120	––	––	––	539,797	5,832,341
W&R Target International Growth Portfolio(2)	––	4,522,590	––	––	––	454,248	4,384,490
W&R Target International Value Portfolio(2)	––	5,527,610	––	––	––	271,677	5,202,289
W&R Target Mid Cap Growth Portfolio(2)	––	2,512,550	––	––	––	375,918	2,389,484
W&R Target Money Market Portfolio	––	7,559,572	––	––	22,287	7,559,572	7,559,572
W&R Target Small Cap Growth Portfolio(2)	––	1,507,530	––	––	––	168,496	1,485,129
W&R Target Small Cap Value Portfolio(2)	––	3,517,570	––	––	––	260,608	3,391,289
W&R Target Value Portfolio(2)	––	2,512,550	––	––	––	422,142	2,370,749
W&R Target Pathfinder Moderately Conservative Portfolio
W&R Target Bond Portfolio(2)	––	$1,428,500	$11,170	$ 80	––	268,469	$1,417,998
W&R Target Dividend Income Portfolio(2)	––	1,028,520	7,609	491	––	134,016	986,663
W&R Target Growth Portfolio(2)	––	628,540	4,636	314	––	55,637	601,146
W&R Target International Growth Portfolio(2)	––	285,700	2,125	125	––	28,396	274,084
W&R Target International Value Portfolio(2)	––	285,700	2,098	152	––	13,909	266,339
W&R Target Mid Cap Growth Portfolio(2)	––	228,560	1,682	118	––	33,917	215,591
W&R Target Money Market Portfolio	––	1,432,169	11,250	––	3,739	1,420,919	1,420,919
W&R Target Small Cap Growth Portfolio(2)	––	57,140	417	33	––	6,337	55,857
W&R Target Small Cap Value Portfolio(2)	––	57,140	415	35	––	4,194	54,570
W&R Target Value Portfolio(2)	––	285,700	2,119	131	––	47,609	267,373
(1)Distributions received includes distributions from net investment income and/or from capital gains from the underlying funds. (2)Non-income producing during the period.

A summary of the affiliated company transactions for Asset Strategy Portfolio during the six-month period ended June 30, 2008 follows:

	1-1-08 Share Balance	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Distribu- tions Received	6-30-08 Share Balance	6-30-08 Market Value

Vietnam Azalea Fund Limited(1)	300,000	$450,000	$––	$––	$––	300,000	$1,305,000
(1)Non-income producing during the period.

A summary of the affiliated company transactions for Small Cap Growth Portfolio during the six-month period ended June 30, 2008 follows:

	1-1-08 Share Balance	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Distribu- tions Received	6-30-08 Share Balance	6-30-08 Market Value

Argyle Security, Inc.(1)	300,000	$––	$––	$––	$––	300,000	$1,354,500
(1)Non-income producing during the period.

NOTE 12 - Senior Loans

High Income Portfolio invests in senior secured corporate loans either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior Loans are generally made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. Senior Loans are generally readily marketable, but some loans may be illiquid or be subject to some restrictions on resale. These loans are valued using a composite price from more than one broker or dealer as obtained from a pricing service. As of June 30, 2008, securities with an aggregate market value of $2,330,499 representing 1.14% of the Portfolio's net assets were comprised of senior loans.

As of June, 30, 2008, High Income Portfolio had unfunded loan commitments of approximately $24,327. The Portfolio is obligated to fund these loan commitments at the borrower's discretion. Funded portions of these commitments are presented in the Schedule of Investments while unfunded commitments are as follows:

Borrower	Unfunded Commitment	Value of Underlying Loan

High Income Portfolio	$24,327	$22,900

NOTE 13 - Subsequent Events

Effective July 31, 2008, the name of the Fund changed to Ivy Funds Variable Insurance Portfolios, Inc.; Dividend Income Portfolio became Dividend Opportunities Portfolio and changed its investment objective to provide total return effective that same day.

NOTE 14- Regulatory and Litigation Matters

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds' Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the W&R Target Funds, Inc. (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Fund shareholders. During the past six months, Balanced Portfolio, Bond Portfolio, Dividend Income Portfolio, Energy Portfolio, Global Natural Resources Portfolio, International Value Portfolio, Micro Cap Growth Portfolio, Money Market Portfolio, Mortgage Securities Portfolio, Real Estate Securities Portfolio and Small Cap Value Portfolio were not selected to participate in or benefit from the aggregate management fee reduction discussed above. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds' Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, requires Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds' Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of W&R Target Funds, Inc. will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Fund, as described above, for an additional five years.

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures W&R Target Funds, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at www.waddell.com and on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com.

THE W&R TARGET FUNDS FAMILY

Global/International Funds
International Growth Portfolio
International Value Portfolio

Domestic Equity Funds
Core Equity Portfolio
Dividend Income Portfolio
Growth Portfolio
Micro Cap Growth Portfolio
Mid Cap Growth Portfolio
Small Cap Growth Portfolio
Small Cap Value Portfolio
Value Portfolio

Fixed Income Funds
Bond Portfolio
High Income Portfolio
Mortgage Securities Portfolio

Money Market Funds
Money Market Portfolio

Specialty Funds
Asset Strategy Portfolio
Balanced Portfolio
Energy Portfolio
Global Natural Resources Portfolio
Pathfinder Aggressive Portfolio
Pathfinder Conservative Portfolio
Pathfinder Moderate Portfolio
Pathfinder Moderately Aggressive Portfolio
Pathfinder Moderately Conservative Portfolio
Real Estate Securities Portfolio
Science and Technology Portfolio

FOR MORE INFORMATION:

Contact your financial advisor, or your local office as listed on your Account Statement, or contact:
United Investors Life		Securian Financial Services, Inc.
Variable Products Division	or	400 Robert Street North
P.O. Box 156		St. Paul, MN 55101-2098
Birmingham, AL 35201-0156		1.888.237.1838
205.325.4300		or
or		Call 1.888.WADDELL
Nationwide Financial, Inc.
P.O. Box 182449
One Nationwide Plaza
Columbus, OH 43218-2449
1.888.867.5175

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Fund prospectus as well as the variable product prospectus.

NUR1016SA (6-08)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's second fiscal quarter of the period covered by this report that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: September 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: September 5, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: September 5, 2008